N-6	Dec. 09, 2024 USD ($) yr
Prospectus:
Document Type	N-6/A
Entity Registrant Name	Lincoln Life Flexible Premium Variable Life Account R
Entity Central Index Key	0001051932
Entity Investment Company Type	N-6
Document Period End Date	Dec. 09, 2024
Amendment Flag	false
AssetEdge SVUL - No Indexed Accounts
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
For a Full Surrender, for up to 9 years from the date of the Policy and up to 9 years from each increase in Specified Amount, you could pay a
Surrender Charge of up to $58.80 (5.88%) per $1,000 of the Specified
Amount.
For example, if your Policy has a Specified Amount of $100,000 and you surrender your Policy, you could be assessed a charge of up to $5,880.
•Policy Charges and Fees
Transaction Charges	In addition to Surrender Charges, you may also be charged for other transactions, such as when you make a Premium Payment, transfer Policy Value between Sub-Accounts or exercise certain benefits.	•Policy Charges and Fees
Ongoing Fees and Expenses (annual charges)
•In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, Administrative Fees, mortality and expense risk charges and Policy Loan Interest.
•Certain fees are set based on characteristics of each Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
				•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	2.88%
	*As a percentage of Underlying Fund assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
For a Full Surrender, for up to 9 years from the date of the Policy and up to 9 years from each increase in Specified Amount, you could pay a
Surrender Charge of up to $58.80 (5.88%) per $1,000 of the Specified
Amount.
For example, if your Policy has a Specified Amount of $100,000 and you surrender your Policy, you could be assessed a charge of up to $5,880.
•Policy Charges and Fees

Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.88%
Surrender Charge Example Maximum [Dollars]	$ 5,880
Transaction Charges [Text Block]
Transaction Charges	In addition to Surrender Charges, you may also be charged for other transactions, such as when you make a Premium Payment, transfer Policy Value between Sub-Accounts or exercise certain benefits.	•Policy Charges and Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
•In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, Administrative Fees, mortality and expense risk charges and Policy Loan Interest.
•Certain fees are set based on characteristics of each Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
				•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	2.88%
	*As a percentage of Underlying Fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.23%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.88%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund assets.
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	•Principal Risks of Investing in the Policy
Not a Short- Term Investment
•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
•Surrender Charges apply for up to 9 years from the Policy Date and up to 9 years from the date of any increase in your Specified Amount.
•Charges may reduce the value of your Policy and death benefit.
•Tax deferral is more beneficial to investors with a long-time horizon.
•Principal Risks of Investing in the Policy •Policy Charges and Fees
Risks Associated with Investment Options
•An investment in the Policy is subject to the risk of poor investment performance of the investment options. Performance can vary
depending on the performance of the investment options available under the Policy.
•Each investment option (including a Fixed Account investment option)
has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.
•Principal Risks of Investing in the Policy
Insurance Company Risks
•Any obligations, guarantees, and benefits of the contract including the
Fixed Account investment option are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about
Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life by calling 1-800-487-1485 or by visiting
https://www.lfg.com/public/aboutus/investorrelations/
financialinformation.
•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/
VULprospectus.
•Principal Risks of Investing in the Policy •Lincoln Life, the Separate Account and the General Account
Policy Lapse
•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.
•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the
Policy has Lapsed.
•Principal Risks of Investing in the Policy •Lapse and Reinstatement

Investment Restrictions [Text Block]	•We reserve the right to charge for each transfer between Sub-Accounts in excess of 24 transfers per year.•We reserve the right to add, remove, or substitute Sub-Accounts as investment options under the Policy, subject to state or federal laws and regulations. An Underlying Fund may be merged into another Underlying Fund. An Underlying Fund may discontinue offering their shares to the Sub-Accounts.•There are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so.
Optional Benefit Restrictions [Text Block]	•Riders may alter the benefits or charges in your Policy. Rider availability and benefits may vary by state of issue or selling broker-dealer and their election may have tax consequences. Riders may have restrictions or limitations, and we may modify or terminate a rider, as allowed. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders or Policy features.
Tax Implications [Text Block]	•You should always consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.•Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.•There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA).
Investment Professional Compensation [Text Block]	•Investment professionals typically receive compensation for selling the Policy to investors.•Registered representatives may have a financial incentive to offer or recommend the Policy over another investment for which the investment professional is not compensated (or compensated less).•Registered representatives may be eligible for certain cash and non-cash benefits. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.
Exchanges [Text Block]	•Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy Specifications for information about the specific fees you will pay each year based on the options you have elected. The fees shown in the tables below are the maximums we can charge. Transaction Fees The first table describes the fees and expenses that you will pay at the time that you buy your Policy, surrender or make withdrawals from your Policy, or transfer cash value between Sub-Accounts.
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	When you pay a Premium	As a percentage of the Premium Payment paid:
•5% in all Policy Years
Premium Tax	When you pay a Premium	Up to 5% charge included in the Sales Charges included in the Premium (Load)[1]
Maximum Deferred Sales Charge (Load)*	When you take a Full Surrender or reduce the Specified Amount[2,3]	•Maximum charge: $58.80 (5.88%) per $1,000 of Specified Amount
•Maximum Charge for a Representative Insured (male and female, age 55, standard non- tobacco, in year one): $37.50 per $1,000 of Specified Amount
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year	$25 for each additional transfer
*Charge varies based on individual characteristics of each Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your registered representative. [1]The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes component of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 2% to account for state and federal tax obligations.[2]During the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 100% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your Policy.) [3]For up to 9 years from the Policy Date and up to 9 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your Policy. For up to 9 years from the Policy Date or up to 9 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Reduction in Specified Amount.Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk[1]:
•Maximum: $83.333333 per $1,000
•Minimum: $0.00 per $1,000
•Maximum Charge for a Representative Insured (male and female, age 55, standard non- tobacco, in year one): $0.001040 per $1,000
Mortality and Expense Risk Charge (“M&E”)	Monthly	Maximum Charge of 0.25%, effective annual rate, as a percentage of Separate Account Value, calculated monthly
Administrative Fee*	Monthly	Maximum of $50, plus an additional amount up to a maximum of $10 per $1,000 of Initial Specified Amount or increase in Specified Amount.[2]
Policy Loan Interest	Annually	As a percentage of amount held in the Loan Account.[3]
•4%
Optional Benefit Charges
Lincoln Survivorship LifeAssure® Accelerated Benefits Rider	Upon each annual lump sum benefit payment for chronic and terminal illness, and upon first monthly benefit payment for each benefit period	$250 deducted from the benefit payment
Accelerated Death Benefit Rider for Terminal Illness	Upon the lump sum benefit payment	$250 deducted from the benefit payment
Charge	When Charge is Deducted	Amount Deducted
Supplemental Survivorship Term Insurance Rider (Estate Protection Rider)*	Monthly (in Policy Years 1 – 4 only)	A dollar amount per $1,000 of Death Benefit.[4]
•Maximum: $83.33333 per $1,000
•Minimum: $0 per $1,000
•Maximum charge for Representative Insureds (male and female, both age 55, standard non-tobacco, in year one): $0.001040 per $1,000
*These charges and costs vary based on individual characteristics of each Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative. [1]Individuals with a higher mortality risk than standard issue individuals can be charged from 25% to 400% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.[2]The additional amount applies for the first 20 Policy Years from the Policy Date or any increase in Specified Amount, currently for the first 20 Policy Years. The additional amount varies based on individual characteristics. A monthly fee per $1,000 of Initial Specified Amount or increase in Specified Amount, the maximum additional amount is $10 per $1,000, the minimum amount is $0 per $1,000, and the maximum charge for a Representative Insured (male and female, age 55, standard non-tobacco) is $0.46372 per $1,000.[3]Interest on Policy Loans accrues daily at an effective annual rate of 4% in years 1 - 10 and 3% thereafter. See the section headed “Policy Loans” for a more detailed discussion.[4]Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 5,000% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds available under the Policy, including their annual expenses, may be found in Appendix A: Funds Available Under the Policy.
Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.23%	2.88%*
*The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Transaction Expenses [Table Text Block]
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	When you pay a Premium	As a percentage of the Premium Payment paid:
•5% in all Policy Years
Premium Tax	When you pay a Premium	Up to 5% charge included in the Sales Charges included in the Premium (Load)[1]
Maximum Deferred Sales Charge (Load)*	When you take a Full Surrender or reduce the Specified Amount[2,3]	•Maximum charge: $58.80 (5.88%) per $1,000 of Specified Amount
•Maximum Charge for a Representative Insured (male and female, age 55, standard non- tobacco, in year one): $37.50 per $1,000 of Specified Amount
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year	$25 for each additional transfer
*Charge varies based on individual characteristics of each Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your registered representative. [1]The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes component of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 2% to account for state and federal tax obligations.[2]During the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 100% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your Policy.) [3]For up to 9 years from the Policy Date and up to 9 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your Policy. For up to 9 years from the Policy Date or up to 9 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Reduction in Specified Amount.
Sales Load, Description [Text Block]	Maximum Sales Charge Imposed on Premiums (Load)
Sales Load, When Deducted [Text Block]	When you pay a Premium
Sales Load (of Premium Payments), Maximum [Percent]	5.00%
Premium Taxes, Description [Text Block]	Premium Tax
Premium Taxes, When Deducted [Text Block]	When you pay a Premium
Premium Taxes (of Premium Payments), Maximum [Percent]	5.00%
Premium Taxes, Footnotes [Text Block]	The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes component of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 2% to account for state and federal tax obligations.
Deferred Sales Charge, Description [Text Block]	Maximum Deferred Sales Charge (Load)
Deferred Sales Charge, When Deducted [Text Block]	When you take a Full Surrender or reduce the Specified Amount
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.88%
Deferred Sales Load, Footnotes [Text Block]	•Maximum Charge for a Representative Insured (male and female, age 55, standard non-tobacco, in year one): $37.50 per $1,000 of Specified AmountDuring the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 100% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your Policy.) [3]For up to 9 years from the Policy Date and up to 9 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your Policy. For up to 9 years from the Policy Date or up to 9 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Reduction in Specified Amount.
Transfer Fees, Description [Text Block]	Transfer Fee
Transfer Fees, When Deducted [Text Block]	Applied to any transfer request in excess of 24 made during any Policy Year
Transfer Fee, Maximum [Dollars]	$ 25
Periodic Charges [Table Text Block]	Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk[1]:
•Maximum: $83.333333 per $1,000
•Minimum: $0.00 per $1,000
•Maximum Charge for a Representative Insured (male and female, age 55, standard non- tobacco, in year one): $0.001040 per $1,000
Mortality and Expense Risk Charge (“M&E”)	Monthly	Maximum Charge of 0.25%, effective annual rate, as a percentage of Separate Account Value, calculated monthly
Administrative Fee*	Monthly	Maximum of $50, plus an additional amount up to a maximum of $10 per $1,000 of Initial Specified Amount or increase in Specified Amount.[2]
Policy Loan Interest	Annually	As a percentage of amount held in the Loan Account.[3]
•4%
Optional Benefit Charges
Lincoln Survivorship LifeAssure® Accelerated Benefits Rider	Upon each annual lump sum benefit payment for chronic and terminal illness, and upon first monthly benefit payment for each benefit period	$250 deducted from the benefit payment
Accelerated Death Benefit Rider for Terminal Illness	Upon the lump sum benefit payment	$250 deducted from the benefit payment
Charge	When Charge is Deducted	Amount Deducted
Supplemental Survivorship Term Insurance Rider (Estate Protection Rider)*	Monthly (in Policy Years 1 – 4 only)	A dollar amount per $1,000 of Death Benefit.[4]
•Maximum: $83.33333 per $1,000
•Minimum: $0 per $1,000
•Maximum charge for Representative Insureds (male and female, both age 55, standard non-tobacco, in year one): $0.001040 per $1,000
*These charges and costs vary based on individual characteristics of each Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative. [1]Individuals with a higher mortality risk than standard issue individuals can be charged from 25% to 400% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.[2]The additional amount applies for the first 20 Policy Years from the Policy Date or any increase in Specified Amount, currently for the first 20 Policy Years. The additional amount varies based on individual characteristics. A monthly fee per $1,000 of Initial Specified Amount or increase in Specified Amount, the maximum additional amount is $10 per $1,000, the minimum amount is $0 per $1,000, and the maximum charge for a Representative Insured (male and female, age 55, standard non-tobacco) is $0.46372 per $1,000.[3]Interest on Policy Loans accrues daily at an effective annual rate of 4% in years 1 - 10 and 3% thereafter. See the section headed “Policy Loans” for a more detailed discussion.[4]Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 5,000% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.
Insurance Cost, Description [Text Block]	Cost of Insurance
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Maximum Charge for a Representative Insured (male and female, age 55, standard non-tobacco, in year one): $0.001040 per $1,000
Insurance Cost (of Face Amount), Maximum [Percent]	83.33333%
Insurance Cost (of Face Amount), Minimum [Percent]	0.00%
Insurance Cost, Footnotes [Text Block]	Individuals with a higher mortality risk than standard issue individuals can be charged from 25% to 400% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge (“M&E”)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.25%
Administrative Expenses, Description [Text Block]	Administrative Fee
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense (of Face Amount), Maximum [Percent]	10.00%
Administrative Expense, Footnotes [Text Block]	The additional amount applies for the first 20 Policy Years from the Policy Date or any increase in Specified Amount, currently for the first 20 Policy Years. The additional amount varies based on individual characteristics. A monthly fee per $1,000 of Initial Specified Amount or increase in Specified Amount, the maximum additional amount is $10 per $1,000, the minimum amount is $0 per $1,000, and the maximum charge for a Representative Insured (male and female, age 55, standard non-tobacco) is $0.46372 per $1,000.
Annual Portfolio Company Expenses [Table Text Block]	The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds available under the Policy, including their annual expenses, may be found in Appendix A: Funds Available Under the Policy.
Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.23%	2.88%*
*The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Portfolio Company Expenses [Text Block]	(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.23%
Portfolio Company Expenses Maximum [Percent]	2.88%
Portfolio Company Expenses, Footnotes [Text Block]	The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE POLICYFluctuating Investment Performance. A Sub-Account will increase and decrease in value according to investment performance of the Underlying Fund. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s and Underlying Fund’s objective and risk is found in this prospectus and in each Underlying Fund’s prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy’s Accumulation Value and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company’s General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. We issue other types of insurance policies and financial products. In addition to any amounts we are obligated to pay in excess of policy value under the Policy, we also pay our obligations under other types of insurance policies and financial products. Obligations under these policies and financial products that are funded by our General Account include: (1) the obligation to keep the policy and any riders in force when the policy value is below zero and a no-lapse guarantee is in effect; (2) the obligation to pay or accelerate Death Benefits that exceed the Separate Account Value. Payment of these benefits and obligations is subject to our claims-paying ability and financial strength. We are also responsible for providing for all of the administrative services necessary in connection with the contracts (and bearing all of the associated expenses). Moreover, unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company’s General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners’ obligations. The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance company’s fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims-paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees. For more information, please see “Lincoln Life, The Separate Account and The General Account” or “Transfers” sections of this prospectus.Costs Subject to Change. The Tables of Fees contained in this prospectus reflect the guaranteed maximum charges applicable to the Policy. At the time you purchase the Policy, some of those charges are likely to be assessed at rates less than the maximum rates shown but are subject to adjustment as described in the Policy Charges and Fees section. Such charges are referred to as non-guaranteed elements or “NGEs”. A change to one or more of these NGEs can affect your Policy's performance, including coverage duration, premiums required to keep your Policy in force, as well as the Policy's Surrender Value.Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit protection, and it is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Outstanding Policy Loans and Partial Surrenders will increase the risk of lapse. In addition to paying sufficient Premiums and being cognizant of the impact of outstanding Policy Loans and Partial Surrenders on policy values, your Policy may include a No-Lapse Provision. Your Policy may provide for up to a 20-Year No-Lapse period. If this provision is in effect and you pay the respective Premiums required by these provisions, your Policy will not enter the Grace Period and lapse during the applicable No-Lapse period even if the Net Accumulation Value of your Policy is insufficient to cover the Monthly Deductions. Once the No-Lapse period ends, if the Net Accumulation Value of your Policy is insufficient to cover the Monthly Deductions, your Policy may enter the Grace Period and lapse even if you pay the respective Premiums which you were required to pay during those periods. (See section headed “No-Lapse Provision” for more information about these provisions, including information about the death benefit payable.) Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. There may be adverse tax consequences in the event that your Policy lapses with an outstanding loan balance.Decreasing Death Benefit. Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy’s death benefit. Depending upon your choice of Death Benefit Option, adverse performance of the Sub-Accounts you choose may also decrease your Policy's death benefit.Consequences of Surrender. Surrender Charges are assessed if you surrender your Policy within 9 Policy Years or within 9 years of a Specified Amount increase. There is no Surrender Charge assessed if you partially surrender your Policy; however a Surrender Charge will be assessed if you specifically request a Reduction in Specified Amount within the Surrender Charge period. (See the section headed “Surrender Charges” for a detailed discussion of when Surrender Charges are assessed.) Full or Partial Surrenders may result in tax consequences. Depending on the amount of Premium paid, or any Reduction in Specified Amount, there may be little or no Surrender Value available. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse.Tax Consequences. As noted in greater detail in the section headed “Tax Issues”, the federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. You should always consult a tax advisor about the application of federal and state tax rules to your individual situation. The following discussion highlights tax risks in general, summary terms. There may be adverse tax consequences (i.e. a 10% penalty) in the event of a Surrender or withdrawal if the Owner is under the age of 59½.Tax Treatment of Life Insurance Contracts. Your Policy is designed to qualify for the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy may still be life insurance but will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy’s qualification as life insurance or may have other tax consequences.Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate your policy value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber-security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions, including orders from Owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the Underlying Funds invest, which may negatively affect the value of the Underlying Funds and the value of your Policy. There can be no assurance that we or the Underlying Funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	DEATH BENEFITSThe “Death Benefit Proceeds” is the amount payable to the Beneficiary upon the death of the second Insured, based upon the death benefit option in effect. Debt, Partial Surrenders, and overdue charges, if any, are deducted from the Death Benefit Proceeds prior to payment. Riders may impact the amount payable as Death Benefit Proceeds in your Policy. Refer to the sections of this prospectus headed “Riders” for a discussion of the treatment of benefits paid under the basic Accelerated Benefits Riders and “Continuation of Coverage” for a discussion of the death benefits for age 121 and later. Death Benefit Proceeds The Death Benefit Proceeds payable upon the death of the second Insured will be the greater of: 1)the amount determined by the death benefit option (see below) in effect on the date of the death of the second Insured plus any amount payable upon death of the second Insured from in force riders or benefits and partial surrenders (withdrawals) processed after the second Insured’s date of death, less any Debt; or 2)an amount equal to the Accumulation Value on the date of death of the second Insured multiplied by the applicable percentage shown in the Corridor Percentages Table in the Policy Specifications, less any Debt. (Please note that the investment performance of the Sub-Accounts you have chosen will impact the Accumulation Value and therefore may affect the amount of Death Benefit Proceeds payable.) Death Benefit Options Three different death benefit options are available. You may choose the death benefit option at the time you apply for your Policy. If you do not choose a death benefit option at that time, Death Benefit Option 1 will apply. (See discussion under heading “Changes to the Initial Specified Amount and Death Benefit Options” for details as to changes you are permitted to make in your choice of death benefit option after your Policy has been issued). Your registered representative can assist you in determining the option that best meets your needs. The following table provides more information about the death benefit options.
Option	Death Benefit Proceeds Equal to the	Variability
1
The greater of: the Specified Amount less Debt or a percentage of the Accumulation Value equal to that required by the Internal
Revenue Code to maintain the Policy as a life insurance policy less
Debt. The Death Benefit Proceeds are reduced by any Partial
Surrenders after the date of death of the second Insured.
May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the Sub-Accounts or the interest credited to the Fixed Account.
2
The greater of:
a)the sum of the Specified Amount plus the Accumulation Value as of the date of the second Insured’s death, less any Partial
Surrenders and Debt after the date of death; or
b)the Account Value multiplied by the corridor factor less any
Partial Surrenders or Debt after the date of death of the second
Insured.
May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the Sub-Accounts or the interest credited to the Fixed Account.
3	Sum of the Specified Amount plus the accumulated Premiums, up to the Death Benefit Option 3 limit as shown on the Policy Specifications less any Partial Surrenders and Debt after the date of death.	Will generally increase, depending on the amount of Premium paid.
A Partial Surrender after the date of death is an amount we may have paid to the Owner after the date of the Insured’s death but before the death of the Insured was reported to us. Your choice of death benefit option will impact the Cost of Insurance Charge because the Cost of Insurance Charge is based upon the Net Amount at Risk. The Net Amount at Risk for your Policy is the difference between the death benefit and the Accumulation Value of your Policy. Therefore, for example, if you choose Death Benefit Option 1, if your Accumulation Value increases (because of positive investment results), your Cost of Insurance Charge will be less than if your Accumulation Value did not increase or declined. Non-guaranteed Cost of Insurance Rates will vary by Death Benefit Option, Specified Amount, issue age and premium class. (See section headed “Cost of Insurance” for discussion of Cost of Insurance Charges.) The death benefit payable under any of the death benefit options will also be reduced by the amount necessary to repay the Debt in full and, if the Policy is within the Grace Period, any payment required to keep the Policy in force. Partial Surrenders may also reduce the death benefit payable under any of the death benefit options (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender will have on the death benefit payable under each option.)Changes to the Initial Specified Amount and Death Benefit Options Within certain limits, you may decrease (reduce) or, with satisfactory evidence of insurability, while both Insured are living, increase the Specified Amount. Any increase in Specified Amount may increase the Net Amount at Risk and the Cost of Insurance Charge. Non-guaranteed Cost of Insurance Rates will vary by Death Benefit Option, Specified Amount, issue age and premium class. (See the “Cost of Insurance Charge” section of this prospectus.) The minimum Specified Amount is currently $250,000 (other limits may apply when your Policy is not fully underwritten). No increases are allowed within the first year. After the first year, one increase is allowed per year. A Partial Surrender may reduce the Specified Amount. If the Specified Amount is reduced as a result of a Partial Surrender, the death benefit may also be reduced. (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender may have on the Specified Amount.) The death benefit option may be changed to Death Benefit Option 1, subject to our consent after the first Policy Year, as long as the Policy is in force. You must submit all requests for a change to Death Benefit Option 1 and changes in the Specified Amount in writing to our Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.
Option change	Impact
2 to 1	The Specified Amount will be increased by the Accumulation Value of the effective date of the change.
3 to 1	The Specified Amount will be increased by accumulated Premiums up to the Death Benefit Option 3 limit as shown on the Policy Specifications as of the effective date of the change.
Death Benefit Option 2 or Death Benefit Option 3 may only be elected at the time you apply for your Policy.If you increase the Specified Amount, there will be additional Surrender Charges in the event you request a surrender of the Policy. A Surrender Charge may apply to a Reduction in Specified Amount. Please refer to the Surrender Charges section of this prospectus for more information on conditions that would cause a Surrender Charge to be applied. A table of Surrender Charges is included in the Specifications Pages of each Policy. Any Reduction in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to your Policy. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium. We may decline any request for Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount. We may also decline such a request if it would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law according to the death benefit qualification test you elected at the time you applied for the Policy. Also, because the death benefit qualification tests, as discussed below, require certain ratios between Premium and death benefit and between the Policy’s Accumulation Value and death benefit, we may increase the Policy's death benefit above the Specified Amount in order to satisfy the test you elected. If the increase in the Policy's death benefit causes an increase in the Net Amount at Risk, charges for the Cost of Insurance Charge will increase as well. Any change is effective on the first Monthly Anniversary Day on, or after, the date of approval of the request by Lincoln Life, provided that any increase in cost is either included in a Premium Payment by you or the Policy’s Accumulation Value is sufficient to cover the increased Monthly Deduction. If the Monthly Deduction amount would increase as a result of the change, the changes will be effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount.Death Benefit Qualification Test You will have the opportunity to choose between the two death benefit qualification tests defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”), the “Cash Value Accumulation Test” and the “Guideline Premium Test”. If you do not choose a death benefit qualification test at that time, you will be deemed to have chosen the Guideline Premium Test. Once your Policy has been issued and is in force, the death benefit qualification test cannot be changed. The Cash Value Accumulation Test is not available if you choose Death Benefit Option 3. The Guideline Premium Test calculates the maximum amount of Premium that may be paid to provide the desired amount of insurance for Insureds of a particular age. Because payment of a Premium amount in excess of this amount will disqualify the Policy as life insurance, we will return to you any amount of such excess. The test also applies a prescribed percentage factor, to determine a minimum ratio of death benefit to Accumulation Value. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy. The Cash Value Accumulation Test requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the “Net Single Premium” required to fund the future benefits under the Policy. (The “Net Single Premium” is calculated in accordance with Section 7702 of the Code and is based on each Insured’s age, risk classification and gender.) At any time the Accumulation Value is greater than the Net Single Premium for the proposed death benefit, the death benefit will be automatically increased by multiplying the Accumulation Value by a percentage that is defined as $1,000 divided by the Net Single Premium. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy. The tests differ as follows: (1) The Guideline Premium Test expressly limits the amount of Premium that you can pay into your Policy; while the Cash Value Accumulation Test does not. (2) The factors that determine the minimum death benefit relative to the Policy’s Accumulation Value are different and required increases in the minimum death benefit due to growth in Accumulation Value will generally be greater under the Cash Value Accumulation Test. (3) If you wish to pay more Premium than is permitted under the Guideline Premium Test, for example to target a funding objective, you should consider the Cash Value Accumulation Test, because it generally permits the payment of higher amounts of Premium. Please note that payment of higher Premiums could also cause your Policy to be deemed a MEC (see Tax Issues, sub-section Policies That Are MECs in your prospectus). (4) If your primary objective is to maximize the potential for growth in Accumulation Value, or to conserve Accumulation Value, generally the Guideline Premium Test will better serve this objective. (5) While application of either test may require an increase in death benefit, any increase in the Cost of Insurance Charges that arises as a result of the increase in the Policy’s Net Amount at Risk will generally be less under the Guideline Premium Test than under the Cash Value Accumulation Test. This is because the required adjustment to the death benefit under the Guideline Premium Test is lower than that which would result under the Cash Value Accumulation Test. You should consult with a qualified tax advisor before choosing the death benefit qualification test. Please ask your registered representative for illustrations which demonstrate the impact of selection of each test on the particular Policy, including any riders, which you are considering.Payment of Death Benefit Proceeds Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of both Insureds. This notification must include a certified copy of an official death certificate for each Insured, a certified copy of a decree of a court of competent jurisdiction as to the finding of death for each Insured, or any other proof satisfactory to us. After receipt at our Administrative Office of proof of death of both Insureds and any other necessary claims requirements, the Death Benefit Proceeds will be paid. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the Owner or the Beneficiary. Payment of the Death Benefit Proceeds may be delayed if your Policy is contested or if Separate Account Values cannot be determined.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changes to the Initial Specified Amount and Death Benefit Options Within certain limits, you may decrease (reduce) or, with satisfactory evidence of insurability, while both Insured are living, increase the Specified Amount. Any increase in Specified Amount may increase the Net Amount at Risk and the Cost of Insurance Charge. Non-guaranteed Cost of Insurance Rates will vary by Death Benefit Option, Specified Amount, issue age and premium class. (See the “Cost of Insurance Charge” section of this prospectus.) The minimum Specified Amount is currently $250,000 (other limits may apply when your Policy is not fully underwritten). No increases are allowed within the first year. After the first year, one increase is allowed per year. A Partial Surrender may reduce the Specified Amount. If the Specified Amount is reduced as a result of a Partial Surrender, the death benefit may also be reduced. (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender may have on the Specified Amount.) The death benefit option may be changed to Death Benefit Option 1, subject to our consent after the first Policy Year, as long as the Policy is in force. You must submit all requests for a change to Death Benefit Option 1 and changes in the Specified Amount in writing to our Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.
Option change	Impact
2 to 1	The Specified Amount will be increased by the Accumulation Value of the effective date of the change.
3 to 1	The Specified Amount will be increased by accumulated Premiums up to the Death Benefit Option 3 limit as shown on the Policy Specifications as of the effective date of the change.
Death Benefit Option 2 or Death Benefit Option 3 may only be elected at the time you apply for your Policy.If you increase the Specified Amount, there will be additional Surrender Charges in the event you request a surrender of the Policy. A Surrender Charge may apply to a Reduction in Specified Amount. Please refer to the Surrender Charges section of this prospectus for more information on conditions that would cause a Surrender Charge to be applied. A table of Surrender Charges is included in the Specifications Pages of each Policy. Any Reduction in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to your Policy. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium. We may decline any request for Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount. We may also decline such a request if it would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law according to the death benefit qualification test you elected at the time you applied for the Policy. Also, because the death benefit qualification tests, as discussed below, require certain ratios between Premium and death benefit and between the Policy’s Accumulation Value and death benefit, we may increase the Policy's death benefit above the Specified Amount in order to satisfy the test you elected. If the increase in the Policy's death benefit causes an increase in the Net Amount at Risk, charges for the Cost of Insurance Charge will increase as well. Any change is effective on the first Monthly Anniversary Day on, or after, the date of approval of the request by Lincoln Life, provided that any increase in cost is either included in a Premium Payment by you or the Policy’s Accumulation Value is sufficient to cover the increased Monthly Deduction. If the Monthly Deduction amount would increase as a result of the change, the changes will be effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount.Death Benefit Qualification Test You will have the opportunity to choose between the two death benefit qualification tests defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”), the “Cash Value Accumulation Test” and the “Guideline Premium Test”. If you do not choose a death benefit qualification test at that time, you will be deemed to have chosen the Guideline Premium Test. Once your Policy has been issued and is in force, the death benefit qualification test cannot be changed. The Cash Value Accumulation Test is not available if you choose Death Benefit Option 3. The Guideline Premium Test calculates the maximum amount of Premium that may be paid to provide the desired amount of insurance for Insureds of a particular age. Because payment of a Premium amount in excess of this amount will disqualify the Policy as life insurance, we will return to you any amount of such excess. The test also applies a prescribed percentage factor, to determine a minimum ratio of death benefit to Accumulation Value. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy. The Cash Value Accumulation Test requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the “Net Single Premium” required to fund the future benefits under the Policy. (The “Net Single Premium” is calculated in accordance with Section 7702 of the Code and is based on each Insured’s age, risk classification and gender.) At any time the Accumulation Value is greater than the Net Single Premium for the proposed death benefit, the death benefit will be automatically increased by multiplying the Accumulation Value by a percentage that is defined as $1,000 divided by the Net Single Premium. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy. The tests differ as follows: (1) The Guideline Premium Test expressly limits the amount of Premium that you can pay into your Policy; while the Cash Value Accumulation Test does not. (2) The factors that determine the minimum death benefit relative to the Policy’s Accumulation Value are different and required increases in the minimum death benefit due to growth in Accumulation Value will generally be greater under the Cash Value Accumulation Test. (3) If you wish to pay more Premium than is permitted under the Guideline Premium Test, for example to target a funding objective, you should consider the Cash Value Accumulation Test, because it generally permits the payment of higher amounts of Premium. Please note that payment of higher Premiums could also cause your Policy to be deemed a MEC (see Tax Issues, sub-section Policies That Are MECs in your prospectus). (4) If your primary objective is to maximize the potential for growth in Accumulation Value, or to conserve Accumulation Value, generally the Guideline Premium Test will better serve this objective. (5) While application of either test may require an increase in death benefit, any increase in the Cost of Insurance Charges that arises as a result of the increase in the Policy’s Net Amount at Risk will generally be less under the Guideline Premium Test than under the Cash Value Accumulation Test. This is because the required adjustment to the death benefit under the Guideline Premium Test is lower than that which would result under the Cash Value Accumulation Test. You should consult with a qualified tax advisor before choosing the death benefit qualification test. Please ask your registered representative for illustrations which demonstrate the impact of selection of each test on the particular Policy, including any riders, which you are considering.
Item 11. Other Benefits Available (N-6) [Text Block]	OTHER BENEFITS AVAILABLE UNDER THE POLICY In addition to the Death Benefit under the Policy, other standard and optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table. More information about each rider follows the table.
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Enhanced Overloan Protection Endorsement	Provides that your Policy will not lapse solely based on Debt exceeding the Surrender Value	Standard
•Automatically issued at Policy purchase if Guideline
Premium Test is chosen. Not available if Cash Value
Accumulation Test is chosen.
•The Policy cannot be a Modified Endowment
Contract.
•Death Benefit Option 1 must be in effect when
exercised.
•Once you exercise the benefit, the following changes
will be made to your Policy:
•We will no longer allow Premium Payments, Policy
Loans, Partial Surrenders, or changes to the Specified
Amount.
•No loan repayments will be accepted.
•All other riders will be terminated.
•No additional Monthly Deductions will be taken.
•The Separate Account Value will be transferred to the
Loan Account.
•The Policy will become paid-up insurance (i.e. no
further payment will be accepted).

Lincoln Survivorship LifeAssure® Accelerated Benefits Rider	Advances up to 100% of the Original Benefit upon the occurrence of a chronic or terminal illness.	Optional
•Available at Policy purchase only.
•Can only be exercised after the death of one Insured.
•Availability subject to underwriting criteria (including
age and state of health) at time of Policy purchase
only.
•The chronic or terminal illness must meet conditions
of the Rider to qualify for payments.
•Benefit payments received will be less than the
amount accelerated because each payment is subject
to a discount factor for early payment.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit Rider for Terminal Illness	Advances up to the Eligible Specified Amount upon the occurrence of a terminal illness.	Optional
•Available at Policy purchase only.
•Will only be paid once and will be paid as a lump
sum.
•Can only be exercised after the death of one Insured.
•Availability subject to underwriting criteria (including
age and state of health) at time of Policy purchase.
•The Eligible Insured must meet the conditions of the
Rider to qualify for payments under terminal illness.
•Benefit payment received will be less than the amount
accelerated because payment is subject to a discount
factor for early payment.
•Advances up to a maximum gross amount of
$250,000 upon the occurrence of a terminal illness.

Supplemental Survivorship Term Insurance Rider (Estate Protection Rider)	Provides term insurance coverage in the amount you select (the “Term Insurance Benefit Amount”) which ends on the fourth anniversary of the Effective Date of the rider.	Optional	•Available at Policy purchase only.
Dollar Cost Averaging
An investment
strategy that divides
up the total amount
to be invested in one
or more Sub-
Accounts over a
specified period of
time. This averages
the purchase cost of
the assets over time
and helps to reduce
the potential impact
of market volatility.
Optional
•Available at Policy issue or any time after Policy issue
by contacting our Administrative Office.
•You may select a quarterly, semi-annual or annual
basis.
•Transfers from the Fixed Account can only be elected
at the time your Policy is issued.
•Systematically transfers amounts from the money
market Sub-Account or on a limited basis from the
Fixed Account.
•Automatically terminates under certain conditions.

Automatic Rebalancing	To periodically restore Sub-Account exposure to a pre- determined level selected by the policyholder to reduce potential risk of exposure to market volatility.	Optional
•Available at Policy issue or any time after Policy issue
by contacting our Administrative Office.
•You may select a quarterly, semi-annual or annual
basis.
•The Fixed Account is not subject to rebalancing.
•May be elected, terminated, or the allocation may be
changed at any time.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Policy Loans	Borrow against the Surrender Value of your Policy.	Optional
•We may limit the amount of your loan so that total
Debt under the Policy will not exceed 90% of an
amount equal to the Accumulation Value less
Surrender Charge.
•Amounts transferred to the Loan Account do not
participate in the performance of the Sub-Accounts or
the Fixed Account.

Enhanced Overloan Protection Endorsement.  If this Endorsement is issued with your Policy, you meet the requirements as described in the Endorsement (see below) and the benefit is exercised, your Policy will not lapse due to insufficient value. It is limited, in that it does not provide any additional death benefit or any increase in Accumulation Value. Also, it does not provide any type of market performance guarantee. We will automatically issue this Endorsement with your Policy if the death benefit qualification test chosen is the Guideline Premium Test. This Endorsement is not available if you have chosen the Cash Value Accumulation Test as the basis for the Policy qualifying as life insurance under federal tax law and the benefit is not available to you if the Policy is a Modified Endowment Contract.  In addition to the conditions mentioned above the following must be met at the time the benefit is exercised: •Policy Debt is larger than the Specified Amount; •The Policy has been in force for a minimum number of Policy Years (“Minimum Policy Years in force”) as shown in the Policy Specifications; •At least one of the Insureds identified in the Policy Specifications has attained the age shown as the “Minimum Attained Age” in the Policy Specifications; •A level Death Benefit must be in effect; •Debt must be equal to or greater than 100% of the Accumulation Value or Policy Value, if applicable; •The Accumulation Value or Policy Value, as applicable, must be greater than the Specified Amount. When the benefit is exercised, the following changes will be made to your Policy: 1. We will no longer allow Premium Payments, Partial Surrenders, Loans, Withdrawals or changes to the Specified Amount; 2. All other riders will be terminated; 3. The Separate Account Value (also referred to the “Variable Account Value” in the Endorsement), if any, will be transferred to the Loan Account. (This transfer will not be subject to any limitations that may otherwise be in effect and will not be assessed a charge. Also, no further transfers will be allowed, and Dollar Cost Averaging and Automatic Rebalancing will end); and 4. The death benefit will be determined as provided by the Policy but will be no less than the greater of the following amounts, less Debt: (i) net death benefit, less Debt, (Account Value multiplied by a percentage to maintain life insurance status); or (ii) a percentage of residual death benefit from the Specified Amount. Termination of Endorsement. The Endorsement and all rights under it will terminate upon the earliest of the following: 1. Upon surrender of the Policy; 2. Upon death of the second Insured; and 3. Upon lapse if not protected by the Enhanced Overloan Protection Endorsement. (Please refer to the conditions above.) If the Policy is reinstated, the Enhanced Overloan Protection Endorsement will automatically reinstate. You should consult with a qualified tax advisor before exercising this Endorsement, as there may be tax consequences. Also, we will provide you with notice the first time your Policy meets all the conditions and requirements noted above. We strongly recommend that you carefully monitor the performance of your Policy by annually reviewing a projection of the Policy’s benefits and values (an “illustration”) in order to improve your opportunity of meeting the requirements and conditions of the Endorsement.Lincoln Survivorship LifeAssure® Accelerated Benefits Rider. The availability of this Rider is based upon the Eligible Insured meeting our underwriting criteria (including each Insured’s age, gender, and the state of each Insured’s health at the time of your application). Each Insured must apply for this Rider at the time you apply for your Policy. While there is no charge for this Rider, there is an Administrative Fee charged. It is deducted upon the first monthly benefit payment of the benefit period for chronic illness or from each annual lump sum benefit payment for chronic and terminal illness. This Rider provides for the acceleration of up to 100% of the Original Benefit Amount, which is the lesser of the Specified Amount or the Lifetime Maximum Limit as shown on your Policy Specifications, upon occurrence of a Qualifying Event provided all of the terms and conditions of this Rider have been met including the death of one Insured. Benefits will only be paid if the Eligible Insured experiences one of the Qualifying Events, described below: (1) the Eligible Insured is certified as Chronically Ill as defined in the Rider; or (2) the Eligible Insured is certified as Terminally Ill as defined in the Rider. Note: The amount accelerated will be subject to a discount factor for early payment of benefits. Benefit payments received will be less than the amount accelerated. There is no waiting period to receive a benefit under this Rider once all Conditions for Eligibility for Benefit Payments, described below, have been satisfied. The benefit payment is payable immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this Rider. This Rider’s benefits will be paid to the Owner or Owner’s estate while the Eligible Insured is living, unless the benefit has been otherwise assigned or designated by the Owner. This Rider’s benefits will only be paid by check or other method made available by us. Any benefit requested during the Policy’s contestable period is subject to the “Incontestability” provision of the Policy. Concurrent with your election to accelerate the death benefit, you and any irrevocable Beneficiary will be given a statement demonstrating the effect of the acceleration of death benefits on the Accumulation Value, Specified Amount, Premium, Surrender Value, Cost of Insurance Charges, and loans. You will be given an additional statement with each benefit payment demonstrating the effect of the acceleration of death benefits on the above noted values. Benefit Payment Options A.For a Chronic Illness Qualifying Event The Eligible Insured has been certified with the preceding 12 months by a Licensed Health Care Practitioner in a Written Certification as either: 1.Being unable to perform (without substantial assistance from another individual) at least two Activities of Daily Living for a period of at least 90 days due to a loss of functional capacity (bathing, continence, dressing, eating, toileting or transferring); or 2.Requiring substantial supervision from another individual to protect the Eligible Insured from threats to heath and safety due to severe cognitive impairment. You may submit a request to receive Chronic Illness benefit payments as either (a) an annual lump sum benefit amount; or (b) monthly benefit amounts. You cannot receive payment of more than one Chronic Illness benefit per Benefit Period (a period of time equal to twelve consecutive months). We must receive and approve a written certification prior to the start of any Benefit Period in order for you to be eligible to receive a Chronic Illness benefit payment, provided all other Conditions for Eligibility for Benefit Payments are met. The amount accelerated will be greater than the Chronic Illness benefit payment and will be determined by dividing the requested benefit payment (subject to the minimum and maximum described below), by the applicable Chronic Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount, which is an amount equal to the Original Benefit Amount adjusted by subtracting the amount of all Chronic Illness benefits paid divided by the applicable Chronic Illness actuarial discount factor, and subtracting the Terminal Illness benefit paid divided by the Terminal Illness actuarial discount factor. There is a minimum Chronic Illness benefit that may be made. The minimum payment will be the least of: 1.$50,000; 2.5% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or 3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor. There is a maximum Chronic Illness benefit payment that may be made. The maximum payment will be the least of: 1.an amount equal to the annual equivalent of the Per Diem Limit (Per Diem Limit is established annually by the Internal Revenue Service); 2.25% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or 3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor. B.For a Terminal Illness Qualifying Event The Eligible Insured has been certified by a Physician, in a Written Certification, that the Eligible Insured has an illness or physical condition which has reduced the Eligible Insured’s life expectancy to 12 months or less. The maximum Terminal Illness benefit payment will be the lesser of the following: 1.50% of the Remaining Benefit Amount; or 2.$250,000 Note: This benefit will only be paid once and will be paid as a lump sum. If you request less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount. Conditions for Eligibility for Benefit Payments: You are eligible to receive an accelerated death benefit payment if the Policy and this Rider are in force when all of the following requirements are met: 1.You or someone on your behalf must provide us with proof of death of the first Insured. 2.Our receipt and approval of the following documentation provided by you: a.Certification of either: i.For Chronic Illness, Written Certification by a Licensed Health Care Practitioner, independent of us, that the Eligible Insured is a Chronically Ill individual; or ii.For Terminal Illness, Terminally Ill Certification by a Physician that the Eligible Insured is Terminally Ill. b.A written consent to make such payment from any assignee of record named under the Policy or any irrevocable Beneficiary named under the Policy. 3.We complete, at our discretion and expense, a personal interview with, and an assessment of, the Eligible Insured, including examination or tests by a Licensed Health Care Practitioner or Physician of our choice for the Chronic Illness Qualifying Event or for the Terminal Illness Qualifying Event; and our receipt of copies of any relevant medical records from any health care provider involved in the Eligible Insured’s care. A Licensed Health Care Practitioner is a Physician, as defined in Section 1861(r)(1) of the Social Security Act, a registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the Secretary of Treasury, or qualifications to our satisfaction. If there is a difference in opinion between the Eligible Insured's Licensed Health Care Practitioner/Physician and our Licensed Health Care Practitioner/Physician, we will require that a third opinion be obtained from a Licensed Health Care Practitioner/Physician acceptable to us and you. This opinion will be at our expense and will be mutually binding; and 4.The Eligible Insured is living at the time all of the above requirements are met. Payment of an accelerated death benefit is due immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Benefit Requests: Subject to meeting all Conditions for Eligibility for Benefit Payments, you may request to receive accelerated death benefits under multiple Qualifying Events as follows: 1.A Chronic Illness benefit and then at a later date request to receive the Terminal Illness benefit. In the same Policy Month, you may receive both a Chronic Illness benefit and the Terminal Illness benefit; or 2.The Terminal Illness benefit and then at a later date request to receive a Chronic Illness benefit. Actuarial Discount Factors: A Chronic Illness actuarial discount factor will be applied to each Chronic Illness amount accelerated and a Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. Actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of: 1.the current yield on 90 day treasury bills available on the date the benefit payment is determined; or 2.the current Maximum Statutory Adjustable Policy Loan Interest Rate in effect on the date the benefit payment is determined. Benefit Periods for Chronic Illness Benefit Payments: Any Chronic Illness benefit payment will be paid to you at the start of a Benefit Period, which is no later than the first Monthly Anniversary Day following the date we approved all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments. We will not automatically send documentation to you for written certification to begin a new Benefit Period.  A new Benefit Period may be requested during a current Benefit Period.  However, a new Benefit Period will begin no earlier than the end of the current Benefit Period. A new Benefit Period will begin provided the following requirements are met: 1.this Rider is in force; 2.you Request a Chronic Illness benefit payment after the current Benefit Period has ended; and 3.we receive and approve all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments. Reduction in Benefit Payment Due to Debt: Any Chronic Illness benefit or Terminal Illness benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy. (Debt may also be referred to as Debt in the Policy.) The portion to be repaid will be determined by the product of the following: [A / B] * C where: A.is Debt; B.is the current Specified Amount immediately prior to a benefit payment; and C.is either i. or ii. noted below depending on the Qualifying Event: i.the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor; ii.the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor; or iii.the Chronic Illness Monthly Benefit Amount divided by the applicable Chronic Illness actuarial discount factor. If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Debt. Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a Reduction Ratio. The values that will be reduced are the following: 1.Specified Amount; 2.The Fixed Account Value and/or the value of the Sub-Account(s) will be reduced in the same proportion as the balances are invested in such account(s). Debt will be reduced as noted in the “Reduction in Benefit Payment” provision. Any reduction in policy values and rider values will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The proportion by which the above values will be reduced will be based on a Reduction Ratio, determined as follows: Chronic Illness Benefit Payments: Each Chronic Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where: A.is the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor, and B.is the current Specified Amount immediately prior to a benefit payment. Terminal Illness Benefit Payment: The payment of the Terminal Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where: A.is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, and B.is the current Specified Amount immediately prior to the benefit payment. Effect of the first request for an accelerated death benefit payment: If the death of the Eligible Insured occurs after the Owner requests to receive accelerated death benefits but before any such benefits are received, the request shall be cancelled and the Death Benefit Proceeds will be paid pursuant to the Policy. The activation of the Enhanced Overloan Protection Endorsement will be considered a request to terminate this Rider. Effect on Policy and Riders after the first accelerated death benefit payment: The Cost of Insurance Rate will be based on the initial Specified Amount for the Policy when paying the first accelerated death benefit payment during and after acceleration. Each accelerated death benefit payment will reduce the Specified Amount used to determine the Policy’s Cost of Insurance. As a result, the Cost of Insurance and any Premiums necessary to keep the Policy in force will change. Each accelerated death benefit payment will reduce the No-Lapse Premium required to satisfy the terms of the No-Lapse Provision (if available). Note: You must continue to pay any Premiums necessary to keep the Policy in force as described in the Policy or in any applicable riders attached to the Policy. We will send you a report showing the change in current values under your Policy with each accelerated death benefit payment you receive. The Loan Account, if any, will be reduced as noted in the “Reduction in Benefit Payment” section noted above. If the death of the Eligible Insured occurs while benefits are being received under this Rider, we will pay the Death Benefit Proceeds, which may be less than the Remaining Benefit Amount, and the Death Benefit Proceeds will be reduced by any decrease in the Remaining Benefit Amount after the date of the Eligible Insured’s death. Termination: The Rider and all rights provided under it will terminate upon the earliest of the following: a.The Policy terminates or is surrendered for its Surrender Value; b.the date we receive your request to terminate this Rider; c.The Remaining Benefit Amount is reduced to zero; d.The Policy’s Specified Amount and the Remaining Benefit Amount are reduced to zero, which will cause the termination of both this Rider and the Policy; e.The death of the Eligible Insured which will cause the Death Benefit Proceeds to become payable under the Policy. Termination of this Rider shall not prevent the payment of accelerated death benefits for any Qualifying Event that occurred while this Rider was in force except where amounts have been paid or are payable as Death Benefit Proceeds. Reinstatement: If you have not yet received an accelerated death benefit under this Rider, and the Policy is terminated and reinstated, you may reinstate this Rider as part of your Policy. Such reinstatement will be subject to satisfactory Evidence of Insurability and all other terms and conditions of the Policy. If any accelerated death benefits have been received under this Rider, this Rider may not be reinstated. Exclusions: This Rider does not provide an accelerated death benefit for Chronic Illness or Terminal Illness resulting from intentionally self-inflicted injury or attempted suicide, while sane or insane.Accelerated Death Benefit Rider for Terminal Illness. This Rider is available if both Insureds are living and meet our underwriting criteria (including the Eligible Insured’s age, gender, and state of the Eligible Insured’s health at the time of application). Each Eligible Insured must apply for this Rider at the time you apply for your Policy. While there is no charge for this Rider, there is an Administrative Fee charged at the time of acceleration. This Rider provides for the acceleration of a portion of the Policy’s Death Benefit, subject to the maximum Terminal Illness benefit shown on your Policy Specifications, upon occurrence of a Qualifying Event provided all terms of this Rider have been met including the death of one Insured. Note: The amount accelerated will be subject to a discount factor for early payment of benefits. The benefit payments received will be less than the amount accelerated. The benefit payment is payable immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this Rider. This Rider’s benefits will be paid to the Owner or Owner’s estate while the Eligible Insured is living, unless the benefit has been otherwise assigned or designated the Owner. This Rider’s benefits will only be paid by check, electronic funds transfer or other method made available by us. Any benefit requested during the Policy’s contestable period is subject to the “Incontestability” provision of the Policy. Concurrent with your election to accelerate the death benefit, you and any irrevocable Beneficiary will be given a statement demonstrating the effect of the acceleration of death benefits on the Accumulation Value, Specified Amount, Premium, Surrender Value, Cost of Insurance Charges, and loans. You will be given an additional statement with any benefit payment demonstrating the effect of the acceleration of death benefits on the above noted values. Benefit Payment Option The maximum Terminal Illness benefit payment will be the lesser of the following: 1. 50% of the Remaining Benefit Amount; or 2. $250,000 Note: This benefit will only be paid once and will be paid as a lump sum. If you request less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Policy’s Specified Amount. The amount accelerated shall be at least equal to the percentage of Eligible Specified Amount (the maximum amount you are eligible to accelerate) multiplied by the difference between the Policy’s current Accumulation Value less any applicable Surrender Charge shown in the Table of Surrender Charges in the Policy Specifications and any Debt. Conditions for Eligibility for Benefit Payment: You are eligible to receive an accelerated death benefit payment if the Policy and this Rider are in force when all of the following requirements are met: 1. You or someone on your behalf must provide us with proof of death of the first Insured; 2. Our receipt and approval of the following documentation provided by you: a.Written Certification of the Eligible Insured’s Terminal Illness. b.A written consent to make such payment from any assignee of record named under the Policy or any irrevocable Beneficiary named under the Policy. 3. We complete, at our discretion and expense, a personal interview with, and an assessment of, the Eligible Insured, including examination by a Physician of our choice; ; and our receipt of copies of any relevant medical records from any health care provider involved in the Eligible Insured’s care. If there is a difference in opinion between the Eligible Insured’s Physician and our Physician, we will require that a third opinion be obtained from a Physician acceptable to us and you. This opinion will be at our expense and will be mutually binding; and 4. The Eligible Insured is living at the time all of the above requirements are met. Payment of the accelerated death benefit is due immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Actuarial Discount Factors: A Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. Actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of: 1. the current yield on 90 day treasury bills available on the date the benefit payment is determined; or 2. the current Maximum Statutory Adjustable Policy Loan Interest Rate in effect on the date the benefit payment is determined. Reduction in Benefit Payment Due to Debt: The Terminal Illness benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy. (Debt may also be referred to as Debt in the Policy.) The portion to be repaid will be determined by the product of the following: [A / B] * C where: A.is Debt; B.is the current Specified Amount immediately prior to a benefit payment; and C.is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor. If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Debt. Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a Reduction Ratio. The values that will be reduced are the following: 1. Specified Amount; 2. The Fixed Account Value and/or Sub-Account will be reduced in the same proportion as the balances are invested in such an account.  Debt will be reduced as noted in the “Reduction in Benefit Payment” provision. Any reduction in policy values and rider values will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The payment of the Terminal Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where: A. is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, and B. is the current Specified Amount immediately prior to the benefit payment. Effect of the request of a terminal illness accelerated death benefit payment: If a Death Benefit Option other than Death Benefit Option 1 is in effect, the Death Benefit Option will be changed to Death Benefit Option 1 prior to the benefit payment. No further Death Benefit Option changes will be permitted. If the death of the Eligible Insured occurs after Owner requests to receive accelerated death benefits but before any such benefits are received, the request shall be cancelled and the Death Benefit Proceeds will be paid pursuant to the Policy and this Rider’s “Termination” provision. Effect on Policy and Riders after request of a terminal illness accelerated death benefit payment: The benefit payment under this Rider will reduce certain policy and rider values by multiplying such values by a Reduction Ratio. Please refer to “Impact of Benefit Payments on Policy and Rider Values” and “Reduction Ratio” sections of the Policy Specifications for further information. Reductions in the Specified Amount may reduce the Policy’s Specified Amount below the Minimum Specified Amount shown in the Policy Specifications. The accelerated death benefit payment will reduce the No-Lapse Premium required to satisfy the terms of the No- Lapse Provision (if available). Change in Death Benefit Option and Restrictions on Policy Changes: If a Death Benefit Option other than Death Benefit Option I is in effect, the Death Benefit Option will be changed to Death Benefit Option I prior to the benefit payment. No further Death Benefit Option changes are permitted. Once acceleration under this Rider occurs, and while this Rider is in force, you cannot change the Specified Amount and you cannot change the Eligible Insured’s Premium Class. Payment of Premiums: You must continue to pay any Premiums necessary to keep the Policy in force as described in the Policy or in any applicable riders attached to the Policy. Partial Surrenders (“Withdrawals”): You cannot take a Partial Surrender in the same Policy Month that you receive the accelerated death benefit payment Loans: Upon acceleration of the death benefit, if there is an existing Participating Loan on your Policy, the loan will be converted to a Fixed Loan as described in the Policy. Any limitations on the timing of converting the loan option will not apply. The Loan Account, if any, will be reduced as noted in the “Reduction in Benefit Payment Due to Debt” section noted above. You cannot take a loan in the same Policy Month that you receive the accelerated death benefit payment. Any loan taken after you have received the accelerated death benefit payment under this Rider, and while this Rider is in force, will be a Fixed Loan. This Rider is available if both insureds are living at the time of application. However, it cannot be exercised until the death of one Insured and meeting our underwriting criteria (including the Eligible Insured’s age, gender, and state of the Eligible Insured’s health at the time of application.) We will send you a report showing the change in current values under your Policy with the accelerated death benefit payment you receive. Termination: The Rider and all rights provided under it will terminate upon the earliest of the following: a. The Policy terminates or is surrendered for its Surrender Value; b. The date we receive your request to terminate this Rider; c. The death of the Eligible Insured which will cause the Death Benefit Proceeds to become payable under the Policy. Termination of this Rider shall not prevent the payment of the accelerated death benefit for any Qualifying Event that occurred while this Rider was in force except where amounts have been paid or are payable as Death Benefit Proceeds. Reinstatement: If you have not yet received the accelerated death benefit under this Rider, and the Policy is terminated and reinstated, you may reinstate this Rider as part of your Policy. Such reinstatement will be subject to satisfactory Evidence of Insurability and all other terms and conditions of the Policy. If any accelerated death benefits have been received under this Rider, this Rider may not be reinstated. Exclusions: This Rider does not provide an accelerated death benefit for Terminal Illness resulting from intentionally self-inflicted injury or attempted suicide, while sane or insane.Supplemental Survivorship Term Insurance Rider (Estate Protection Rider).  If desired, you must select this Rider when you initially apply for insurance. The Rider provides term insurance coverage in the amount you select (the “Term Insurance Benefit Amount”) which ends on the fourth anniversary of the Effective Date of the rider. Upon death of the second Insured, we will pay the Term Insurance Benefit Amount in addition to the Death Benefit Proceeds. There is a monthly Cost of Insurance Charge for this coverage during Policy Years 1-4. This Rider uses the same cost of insurance rates as the base Policy and is a charge per $1,000 of death benefit as provided by this Rider. This Rider terminates on the earliest of: 1)the date you request termination of the Rider; 2)when your Policy lapses; 3)when your Policy is fully surrendered; 4)on the fourth anniversary of the Effective Date of the Rider; or 5)the Second Death. If your Policy is reinstated, this Rider will likewise be reinstated. However, sufficient Premium must be paid to cover the Monthly Deduction including monthly rider costs.Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. There may be adverse tax consequences if your Policy lapses with an outstanding loan balance. Please see “POLICY LOANS” section for additional information. Optional Sub-Account Allocation Programs You may elect to participate in Dollar Cost Averaging or Automatic Rebalancing as described on an allocation form provided by us. There is currently no charge for these programs. You may participate in only one program at any time.Dollar Cost Averaging systematically transfers amounts from the money market Sub-Account or on a limited basis from the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. Dollar Cost Averaging transfers from the Fixed Account can only be elected at the time your Policy is issued. Transfers from the money market Sub-Account may be elected at any time while your Policy is in force. Allocations may not be made to the same account from which amounts are to be transferred.  By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market. You may elect Dollar Cost Averaging at the time you apply for your Policy. In addition, you may elect Dollar Cost Averaging after your Policy has been issued by contacting our Administrative Office in writing at the address shown on the first page of this prospectus or by calling 1-800-487-1485. Dollar Cost Averaging terminates automatically: 1)if the value in the money market Sub-Account or on a limited basis from the Fixed Account is insufficient to complete the next transfer; 2)7 calendar days after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication; 3)after 12 or 24 months (as elected by you); or 4)if your Policy is surrendered or otherwise terminates. From time to time, we may offer special interest rate programs for Dollar Cost Averaging. Please consult your registered representative to determine the current availability and terms of these programs. We reserve the right to modify, suspend or terminate a Dollar Cost Averaging program. Any changes will not affect Owners currently participating in the Dollar Cost Averaging program.Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the allocation form provided by us, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing. These transfers do not count against the free transfers available. Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund before electing to participate in Automatic Rebalancing.
You may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated, or the allocation may be changed at any time, by contacting our Administrative Office.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Enhanced Overloan Protection Endorsement	Provides that your Policy will not lapse solely based on Debt exceeding the Surrender Value	Standard
•Automatically issued at Policy purchase if Guideline
Premium Test is chosen. Not available if Cash Value
Accumulation Test is chosen.
•The Policy cannot be a Modified Endowment
Contract.
•Death Benefit Option 1 must be in effect when
exercised.
•Once you exercise the benefit, the following changes
will be made to your Policy:
•We will no longer allow Premium Payments, Policy
Loans, Partial Surrenders, or changes to the Specified
Amount.
•No loan repayments will be accepted.
•All other riders will be terminated.
•No additional Monthly Deductions will be taken.
•The Separate Account Value will be transferred to the
Loan Account.
•The Policy will become paid-up insurance (i.e. no
further payment will be accepted).

Lincoln Survivorship LifeAssure® Accelerated Benefits Rider	Advances up to 100% of the Original Benefit upon the occurrence of a chronic or terminal illness.	Optional
•Available at Policy purchase only.
•Can only be exercised after the death of one Insured.
•Availability subject to underwriting criteria (including
age and state of health) at time of Policy purchase
only.
•The chronic or terminal illness must meet conditions
of the Rider to qualify for payments.
•Benefit payments received will be less than the
amount accelerated because each payment is subject
to a discount factor for early payment.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit Rider for Terminal Illness	Advances up to the Eligible Specified Amount upon the occurrence of a terminal illness.	Optional
•Available at Policy purchase only.
•Will only be paid once and will be paid as a lump
sum.
•Can only be exercised after the death of one Insured.
•Availability subject to underwriting criteria (including
age and state of health) at time of Policy purchase.
•The Eligible Insured must meet the conditions of the
Rider to qualify for payments under terminal illness.
•Benefit payment received will be less than the amount
accelerated because payment is subject to a discount
factor for early payment.
•Advances up to a maximum gross amount of
$250,000 upon the occurrence of a terminal illness.

Supplemental Survivorship Term Insurance Rider (Estate Protection Rider)	Provides term insurance coverage in the amount you select (the “Term Insurance Benefit Amount”) which ends on the fourth anniversary of the Effective Date of the rider.	Optional	•Available at Policy purchase only.
Dollar Cost Averaging
An investment
strategy that divides
up the total amount
to be invested in one
or more Sub-
Accounts over a
specified period of
time. This averages
the purchase cost of
the assets over time
and helps to reduce
the potential impact
of market volatility.
Optional
•Available at Policy issue or any time after Policy issue
by contacting our Administrative Office.
•You may select a quarterly, semi-annual or annual
basis.
•Transfers from the Fixed Account can only be elected
at the time your Policy is issued.
•Systematically transfers amounts from the money
market Sub-Account or on a limited basis from the
Fixed Account.
•Automatically terminates under certain conditions.

Automatic Rebalancing	To periodically restore Sub-Account exposure to a pre- determined level selected by the policyholder to reduce potential risk of exposure to market volatility.	Optional
•Available at Policy issue or any time after Policy issue
by contacting our Administrative Office.
•You may select a quarterly, semi-annual or annual
basis.
•The Fixed Account is not subject to rebalancing.
•May be elected, terminated, or the allocation may be
changed at any time.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Policy Loans	Borrow against the Surrender Value of your Policy.	Optional
•We may limit the amount of your loan so that total
Debt under the Policy will not exceed 90% of an
amount equal to the Accumulation Value less
Surrender Charge.
•Amounts transferred to the Loan Account do not
participate in the performance of the Sub-Accounts or
the Fixed Account.

Item 18. Portfolio Companies (N-6) [Text Block]	APPENDIX A: FUNDS AVAILABLE UNDER THE POLICY The following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P.	0.81%	17.18%	10.78%	7.55%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class A advised by AllianceBernstein L.P.	0.92%[2]	16.01%	13.56%	9.60%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	22.60%	13.65%	9.58%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2	0.91%[2]	16.17%	8.31%	5.78%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	38.49%	18.68%	14.36%
Long-term growth of capital and income.	American Funds Growth- Income Fund - Class 2	0.53%	26.14%	13.36%	10.91%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	15.84%	4.83%	3.41%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.83%	12.92%	10.73%	7.10%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.83%	6.19%	6.09%	2.96%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.66%	33.34%	16.54%	11.50%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.68%	36.09%	19.52%	14.68%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.67%	15.00%	12.34%	8.02%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.46%[2]	8.87%	7.25%	5.28%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.68%	13.73%	8.10%	5.70%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.90%	18.15%	8.42%	4.33%
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Service Class[4]	1.05%[2]	13.00%	N/A	N/A
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Fund - Service Class[4]	1.05%[2]	16.63%	N/A	N/A
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%[2]	46.32%	13.32%	11.67%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.77%[2]	16.41%	8.50%	6.55%
Long-term capital growth.	LVIP American Century Ultra Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	N/A	N/A	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	17.81%	13.66%	9.35%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	13.62%	N/A	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.42%[2]	11.68%	4.81%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%	5.07%	3.16%	2.19%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.82%[2]	13.06%	4.76%	3.85%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	12.35%	5.73%	N/A
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	16.01%	7.99%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	22.78%	14.99%	11.07%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	21.65%	14.73%	N/A
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	10.04%	3.12%	1.60%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.41%[2]	18.92%	6.73%	4.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	17.39%	12.81%	10.06%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	15.54%	11.42%	7.16%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	9.72%	4.23%	3.52%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	13.33%	4.97%	3.72%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	11.84%	4.56%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.75%	1.61%	0.99%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	11.76%	4.95%	3.98%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.37%	5.93%	1.50%	1.99%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.63%[2]	5.57%	2.38%	1.68%
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.54%[2]	6.24%	2.07%	2.09%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum total return, consistent with reasonable risk.	LVIP Macquarie Limited- Term Diversified Income Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.53%[2]	5.00%	1.88%	1.63%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.43%	11.24%	11.88%	8.62%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.80%[2]	16.45%	12.25%	8.36%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.45%	30.17%	15.86%	11.32%
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.72%	48.35%	18.38%	12.54%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.83%[2]	12.58%	6.45%	6.23%
Long-term capital appreciation.	LVIP Macquarie Value Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.68%	3.49%	8.10%	7.84%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	14.71%	9.83%	6.58%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	8.07%	11.38%	8.57%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	4.02%	-0.92%	0.26%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	20.11%	6.03%	3.45%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	5.30%	0.78%	1.49%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	10.73%	5.28%	4.09%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	17.57%	7.96%	4.02%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.35%[2]	16.05%	12.22%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	13.57%	7.38%	5.33%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	14.82%	8.04%	5.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	26.01%	15.41%	11.77%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	16.50%	9.52%	6.74%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%	10.27%	5.06%	3.97%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%	13.09%	7.12%	5.22%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	14.27%	7.69%	5.54%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	21.17%	13.50%	10.81%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	15.02%	6.15%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	6.00%	0.59%	1.27%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	25.22%	14.84%	11.09%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.34%[2]	15.36%	7.11%	4.00%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	17.24%	12.45%	7.71%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Standard Class[3] advised by Delaware Management Company	1.18%[2]	13.79%	4.20%	2.67%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Standard Class[3] advised by Delaware Management Company	0.78%	9.45%	10.21%	7.06%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.73%[2]	35.86%	15.89%	12.97%
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	10.44%	8.54%	6.53%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	-2.11%	8.31%	6.39%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	1.48%[2]	-7.85%	8.55%	-0.80%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.50%[2]	3.19%	-1.89%	-0.41%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	11.39%	6.39%	4.51%
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	13.47%	7.96%	5.58%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the Underlying Fund or the fund company. [2]This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Delaware Funds, Ivy Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P.	0.81%	17.18%	10.78%	7.55%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class A advised by AllianceBernstein L.P.	0.92%[2]	16.01%	13.56%	9.60%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	22.60%	13.65%	9.58%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2	0.91%[2]	16.17%	8.31%	5.78%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	38.49%	18.68%	14.36%
Long-term growth of capital and income.	American Funds Growth- Income Fund - Class 2	0.53%	26.14%	13.36%	10.91%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	15.84%	4.83%	3.41%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.83%	12.92%	10.73%	7.10%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.83%	6.19%	6.09%	2.96%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.66%	33.34%	16.54%	11.50%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.68%	36.09%	19.52%	14.68%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.67%	15.00%	12.34%	8.02%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.46%[2]	8.87%	7.25%	5.28%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.68%	13.73%	8.10%	5.70%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.90%	18.15%	8.42%	4.33%
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Service Class[4]	1.05%[2]	13.00%	N/A	N/A
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Fund - Service Class[4]	1.05%[2]	16.63%	N/A	N/A
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%[2]	46.32%	13.32%	11.67%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.77%[2]	16.41%	8.50%	6.55%
Long-term capital growth.	LVIP American Century Ultra Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	N/A	N/A	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	17.81%	13.66%	9.35%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	13.62%	N/A	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.42%[2]	11.68%	4.81%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%	5.07%	3.16%	2.19%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.82%[2]	13.06%	4.76%	3.85%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	12.35%	5.73%	N/A
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	16.01%	7.99%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	22.78%	14.99%	11.07%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	21.65%	14.73%	N/A
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	10.04%	3.12%	1.60%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.41%[2]	18.92%	6.73%	4.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	17.39%	12.81%	10.06%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	15.54%	11.42%	7.16%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	9.72%	4.23%	3.52%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	13.33%	4.97%	3.72%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	11.84%	4.56%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.75%	1.61%	0.99%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	11.76%	4.95%	3.98%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.37%	5.93%	1.50%	1.99%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.63%[2]	5.57%	2.38%	1.68%
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.54%[2]	6.24%	2.07%	2.09%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum total return, consistent with reasonable risk.	LVIP Macquarie Limited- Term Diversified Income Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.53%[2]	5.00%	1.88%	1.63%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.43%	11.24%	11.88%	8.62%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.80%[2]	16.45%	12.25%	8.36%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.45%	30.17%	15.86%	11.32%
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.72%	48.35%	18.38%	12.54%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.83%[2]	12.58%	6.45%	6.23%
Long-term capital appreciation.	LVIP Macquarie Value Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.68%	3.49%	8.10%	7.84%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	14.71%	9.83%	6.58%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	8.07%	11.38%	8.57%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	4.02%	-0.92%	0.26%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	20.11%	6.03%	3.45%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	5.30%	0.78%	1.49%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	10.73%	5.28%	4.09%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	17.57%	7.96%	4.02%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.35%[2]	16.05%	12.22%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	13.57%	7.38%	5.33%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	14.82%	8.04%	5.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	26.01%	15.41%	11.77%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	16.50%	9.52%	6.74%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%	10.27%	5.06%	3.97%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%	13.09%	7.12%	5.22%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	14.27%	7.69%	5.54%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	21.17%	13.50%	10.81%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	15.02%	6.15%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	6.00%	0.59%	1.27%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	25.22%	14.84%	11.09%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.34%[2]	15.36%	7.11%	4.00%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	17.24%	12.45%	7.71%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Standard Class[3] advised by Delaware Management Company	1.18%[2]	13.79%	4.20%	2.67%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Standard Class[3] advised by Delaware Management Company	0.78%	9.45%	10.21%	7.06%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.73%[2]	35.86%	15.89%	12.97%
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	10.44%	8.54%	6.53%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	-2.11%	8.31%	6.39%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	1.48%[2]	-7.85%	8.55%	-0.80%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.50%[2]	3.19%	-1.89%	-0.41%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	11.39%	6.39%	4.51%
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	13.47%	7.96%	5.58%

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
AssetEdge SVUL - No Indexed Accounts | FluctuatingInvestmentPerformanceMember
Prospectus:
Principal Risk [Text Block]	Fluctuating Investment Performance. A Sub-Account will increase and decrease in value according to investment performance of the Underlying Fund. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s and Underlying Fund’s objective and risk is found in this prospectus and in each Underlying Fund’s prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy’s Accumulation Value and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.
AssetEdge SVUL - No Indexed Accounts | PolicyValuesintheFixedAccountMember
Prospectus:
Principal Risk [Text Block]	Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company’s General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. We issue other types of insurance policies and financial products. In addition to any amounts we are obligated to pay in excess of policy value under the Policy, we also pay our obligations under other types of insurance policies and financial products. Obligations under these policies and financial products that are funded by our General Account include: (1) the obligation to keep the policy and any riders in force when the policy value is below zero and a no-lapse guarantee is in effect; (2) the obligation to pay or accelerate Death Benefits that exceed the Separate Account Value. Payment of these benefits and obligations is subject to our claims-paying ability and financial strength. We are also responsible for providing for all of the administrative services necessary in connection with the contracts (and bearing all of the associated expenses). Moreover, unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company’s General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners’ obligations. The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance company’s fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims-paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees. For more information, please see “Lincoln Life, The Separate Account and The General Account” or “Transfers” sections of this prospectus.
AssetEdge SVUL - No Indexed Accounts | CostsSubjecttoChangeMember
Prospectus:
Principal Risk [Text Block]	Costs Subject to Change. The Tables of Fees contained in this prospectus reflect the guaranteed maximum charges applicable to the Policy. At the time you purchase the Policy, some of those charges are likely to be assessed at rates less than the maximum rates shown but are subject to adjustment as described in the Policy Charges and Fees section. Such charges are referred to as non-guaranteed elements or “NGEs”. A change to one or more of these NGEs can affect your Policy's performance, including coverage duration, premiums required to keep your Policy in force, as well as the Policy's Surrender Value.
AssetEdge SVUL - No Indexed Accounts | UnsuitableforShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit protection, and it is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.
AssetEdge SVUL - No Indexed Accounts | PolicyLoansRiskMember
Prospectus:
Principal Risk [Text Block]	Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. There may be adverse tax consequences in the event that your Policy lapses with an outstanding loan balance.
AssetEdge SVUL - No Indexed Accounts | DecreasingDeathBenefitMember
Prospectus:
Principal Risk [Text Block]	Decreasing Death Benefit. Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy’s death benefit. Depending upon your choice of Death Benefit Option, adverse performance of the Sub-Accounts you choose may also decrease your Policy's death benefit.
AssetEdge SVUL - No Indexed Accounts | ConsequencesofSurrenderMember
Prospectus:
Principal Risk [Text Block]	Consequences of Surrender. Surrender Charges are assessed if you surrender your Policy within 9 Policy Years or within 9 years of a Specified Amount increase. There is no Surrender Charge assessed if you partially surrender your Policy; however a Surrender Charge will be assessed if you specifically request a Reduction in Specified Amount within the Surrender Charge period. (See the section headed “Surrender Charges” for a detailed discussion of when Surrender Charges are assessed.) Full or Partial Surrenders may result in tax consequences. Depending on the amount of Premium paid, or any Reduction in Specified Amount, there may be little or no Surrender Value available. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse.
AssetEdge SVUL - No Indexed Accounts | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. As noted in greater detail in the section headed “Tax Issues”, the federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. You should always consult a tax advisor about the application of federal and state tax rules to your individual situation. The following discussion highlights tax risks in general, summary terms. There may be adverse tax consequences (i.e. a 10% penalty) in the event of a Surrender or withdrawal if the Owner is under the age of 59½.
AssetEdge SVUL - No Indexed Accounts | TaxTreatmentofLifeInsuranceContractsMember
Prospectus:
Principal Risk [Text Block]	Tax Treatment of Life Insurance Contracts. Your Policy is designed to qualify for the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy may still be life insurance but will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.
AssetEdge SVUL - No Indexed Accounts | TaxLawComplianceMember
Prospectus:
Principal Risk [Text Block]	Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy’s qualification as life insurance or may have other tax consequences.
AssetEdge SVUL - No Indexed Accounts | CyberSecurityandBusinessInterruptionRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate your policy value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber-security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions, including orders from Owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the Underlying Funds invest, which may negatively affect the value of the Underlying Funds and the value of your Policy. There can be no assurance that we or the Underlying Funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
AssetEdge SVUL - No Indexed Accounts | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Policy, including loss of principal.
AssetEdge SVUL - No Indexed Accounts | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.•Surrender Charges apply for up to 9 years from the Policy Date and up to 9 years from the date of any increase in your Specified Amount.•Charges may reduce the value of your Policy and death benefit.•Tax deferral is more beneficial to investors with a long-time horizon.
AssetEdge SVUL - No Indexed Accounts | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in the Policy is subject to the risk of poor investment performance of the investment options. Performance can vary depending on the performance of the investment options available under the Policy.•Each investment option (including a Fixed Account investment option) has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.
AssetEdge SVUL - No Indexed Accounts | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	•Any obligations, guarantees, and benefits of the contract including the Fixed Account investment option are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life by calling 1-800-487-1485 or by visiting https://www.lfg.com/public/aboutus/investorrelations/financialinformation.•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/VULprospectus.
AssetEdge SVUL - No Indexed Accounts | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the Policy has Lapsed.
Principal Risk [Text Block]	Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Outstanding Policy Loans and Partial Surrenders will increase the risk of lapse. In addition to paying sufficient Premiums and being cognizant of the impact of outstanding Policy Loans and Partial Surrenders on policy values, your Policy may include a No-Lapse Provision. Your Policy may provide for up to a 20-Year No-Lapse period. If this provision is in effect and you pay the respective Premiums required by these provisions, your Policy will not enter the Grace Period and lapse during the applicable No-Lapse period even if the Net Accumulation Value of your Policy is insufficient to cover the Monthly Deductions. Once the No-Lapse period ends, if the Net Accumulation Value of your Policy is insufficient to cover the Monthly Deductions, your Policy may enter the Grace Period and lapse even if you pay the respective Premiums which you were required to pay during those periods. (See section headed “No-Lapse Provision” for more information about these provisions, including information about the death benefit payable.)
AssetEdge SVUL - No Indexed Accounts | ABVPSDiscoveryValuePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Discovery Value Portfolio - Class A
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	7.55%
AssetEdge SVUL - No Indexed Accounts | ABVPSSustainableGlobalThematicPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio - Class A
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.01%
Average Annual Total Returns, 5 Years [Percent]	13.56%
Average Annual Total Returns, 10 Years [Percent]	9.60%
AssetEdge SVUL - No Indexed Accounts | AmericanFundsGlobalGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Growth Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	22.60%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	9.58%
AssetEdge SVUL - No Indexed Accounts | AmericanFundsGlobalSmallCapitalizationFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term capital growth.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	16.17%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	5.78%
AssetEdge SVUL - No Indexed Accounts | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Portfolio Company Objective [Text Block]	Growth of capital.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	38.49%
Average Annual Total Returns, 5 Years [Percent]	18.68%
Average Annual Total Returns, 10 Years [Percent]	14.36%
AssetEdge SVUL - No Indexed Accounts | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital and income.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	26.14%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	10.91%
AssetEdge SVUL - No Indexed Accounts | AmericanFundsInternationalFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds International Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	3.41%
AssetEdge SVUL - No Indexed Accounts | ClearBridgeVariableMidCapPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class I
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	12.92%
Average Annual Total Returns, 5 Years [Percent]	10.73%
Average Annual Total Returns, 10 Years [Percent]	7.10%
AssetEdge SVUL - No Indexed Accounts | DWSAlternativeAssetAllocationVIPPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP Portfolio - Class A
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	2.96%
AssetEdge SVUL - No Indexed Accounts | FidelityVIPContrafundPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Service Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	33.34%
Average Annual Total Returns, 5 Years [Percent]	16.54%
Average Annual Total Returns, 10 Years [Percent]	11.50%
AssetEdge SVUL - No Indexed Accounts | FidelityVIPGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Service Class
Portfolio Company Objective [Text Block]	To achieve capital appreciation.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	36.09%
Average Annual Total Returns, 5 Years [Percent]	19.52%
Average Annual Total Returns, 10 Years [Percent]	14.68%
AssetEdge SVUL - No Indexed Accounts | FidelityVIPMidCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	15.00%
Average Annual Total Returns, 5 Years [Percent]	12.34%
Average Annual Total Returns, 10 Years [Percent]	8.02%
AssetEdge SVUL - No Indexed Accounts | FranklinIncomeVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 1
Portfolio Company Objective [Text Block]	To maximize income while maintaining prospects for capital appreciation.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	8.87%
Average Annual Total Returns, 5 Years [Percent]	7.25%
Average Annual Total Returns, 10 Years [Percent]	5.28%
AssetEdge SVUL - No Indexed Accounts | FranklinMutualSharesVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 1
Portfolio Company Objective [Text Block]	Capital appreciation; income is a secondary consideration.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	5.70%
AssetEdge SVUL - No Indexed Accounts | InvescoVIEQVInternationalEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund - Series I Shares
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	18.15%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	4.33%
AssetEdge SVUL - No Indexed Accounts | LincolnHedgedSP500ConservativeFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Conservative Fund - Service Class
Portfolio Company Objective [Text Block]	Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.00%
AssetEdge SVUL - No Indexed Accounts | LincolnHedgedSP500FundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Fund - Service Class
Portfolio Company Objective [Text Block]	Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.63%
AssetEdge SVUL - No Indexed Accounts | LVIPAllianceBernsteinLargeCapGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	46.32%
Average Annual Total Returns, 5 Years [Percent]	13.32%
Average Annual Total Returns, 10 Years [Percent]	11.67%
AssetEdge SVUL - No Indexed Accounts | LVIPAmericanCenturyBalancedFundStandardClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Balanced Fund - Standard Class II
Portfolio Company Objective [Text Block]	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.41%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	6.55%
AssetEdge SVUL - No Indexed Accounts | LVIPAmericanCenturyUltraFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Ultra Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%
AssetEdge SVUL - No Indexed Accounts | LVIPBaronGrowthOpportunitiesFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Service Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	17.81%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	9.35%
AssetEdge SVUL - No Indexed Accounts | LVIPBlackRockGlobalAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	13.62%
AssetEdge SVUL - No Indexed Accounts | LVIPBlackRockGlobalGrowthETFAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	4.81%
AssetEdge SVUL - No Indexed Accounts | LVIPBlackRockInflationProtectedBondFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	5.07%
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	2.19%
AssetEdge SVUL - No Indexed Accounts | LVIPBlackRockRealEstateFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	13.06%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	3.85%
AssetEdge SVUL - No Indexed Accounts | LVIPBlackRockUSGrowthETFAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	12.35%
Average Annual Total Returns, 5 Years [Percent]	5.73%
AssetEdge SVUL - No Indexed Accounts | LVIPDimensionalInternationalCoreEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional International Core Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	16.01%
Average Annual Total Returns, 5 Years [Percent]	7.99%
AssetEdge SVUL - No Indexed Accounts | LVIPDimensionalUSCoreEquity1FundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	22.78%
Average Annual Total Returns, 5 Years [Percent]	14.99%
Average Annual Total Returns, 10 Years [Percent]	11.07%
AssetEdge SVUL - No Indexed Accounts | LVIPDimensionalUSCoreEquity2FundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	21.65%
Average Annual Total Returns, 5 Years [Percent]	14.73%
AssetEdge SVUL - No Indexed Accounts | LVIPFranklinTempletonMultiFactorEmergingMarketsEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	10.04%
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	1.60%
AssetEdge SVUL - No Indexed Accounts | LVIPFranklinTempletonMultiFactorInternationalEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	18.92%
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	4.40%
AssetEdge SVUL - No Indexed Accounts | LVIPFranklinTempletonMultiFactorLargeCapEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	17.39%
Average Annual Total Returns, 5 Years [Percent]	12.81%
Average Annual Total Returns, 10 Years [Percent]	10.06%
AssetEdge SVUL - No Indexed Accounts | LVIPFranklinTempletonMultiFactorSMIDCapEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	15.54%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	7.16%
AssetEdge SVUL - No Indexed Accounts | LVIPGlobalConservativeAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.72%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	3.52%
AssetEdge SVUL - No Indexed Accounts | LVIPGlobalGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	13.33%
Average Annual Total Returns, 5 Years [Percent]	4.97%
Average Annual Total Returns, 10 Years [Percent]	3.72%
AssetEdge SVUL - No Indexed Accounts | LVIPGlobalModerateAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	3.56%
AssetEdge SVUL - No Indexed Accounts | LVIPGovernmentMoneyMarketFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Standard Class
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	4.75%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	0.99%
AssetEdge SVUL - No Indexed Accounts | LVIPJPMorganHighYieldFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan High Yield Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income; capital appreciation is the secondary objective.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.76%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	3.98%
AssetEdge SVUL - No Indexed Accounts | LVIPMacquarieBondFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	1.50%
Average Annual Total Returns, 10 Years [Percent]	1.99%
AssetEdge SVUL - No Indexed Accounts | LVIPMacquarieDiversifiedFloatingRateFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Diversified Floating Rate Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	5.57%
Average Annual Total Returns, 5 Years [Percent]	2.38%
Average Annual Total Returns, 10 Years [Percent]	1.68%
AssetEdge SVUL - No Indexed Accounts | LVIPMacquarieDiversifiedIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Diversified Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	2.09%
AssetEdge SVUL - No Indexed Accounts | LVIPMacquarieLimitedTermDiversifiedIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum total return, consistent with reasonable risk.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	5.00%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	1.63%
AssetEdge SVUL - No Indexed Accounts | LVIPMacquarieMidCapValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Mid Cap Value Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	11.24%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	8.62%
AssetEdge SVUL - No Indexed Accounts | LVIPMacquarieSMIDCapCoreFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie SMID Cap Core Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.45%
Average Annual Total Returns, 5 Years [Percent]	12.25%
Average Annual Total Returns, 10 Years [Percent]	8.36%
AssetEdge SVUL - No Indexed Accounts | LVIPMacquarieSocialAwarenessFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Social Awareness Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	30.17%
Average Annual Total Returns, 5 Years [Percent]	15.86%
Average Annual Total Returns, 10 Years [Percent]	11.32%
AssetEdge SVUL - No Indexed Accounts | LVIPMacquarieUSGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie U.S. Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	48.35%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	12.54%
AssetEdge SVUL - No Indexed Accounts | LVIPMacquarieUSREITFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie U.S. REIT Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	12.58%
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	6.23%
AssetEdge SVUL - No Indexed Accounts | LVIPMacquarieValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	3.49%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	7.84%
AssetEdge SVUL - No Indexed Accounts | LVIPMFSInternationalGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.71%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	6.58%
AssetEdge SVUL - No Indexed Accounts | LVIPMFSValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	8.07%
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	8.57%
AssetEdge SVUL - No Indexed Accounts | LVIPMondrianGlobalIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Average Annual Total Returns, 10 Years [Percent]	0.26%
AssetEdge SVUL - No Indexed Accounts | LVIPMondrianInternationalValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	20.11%
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	3.45%
AssetEdge SVUL - No Indexed Accounts | LVIPSSGABondIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Bond Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	0.78%
Average Annual Total Returns, 10 Years [Percent]	1.49%
AssetEdge SVUL - No Indexed Accounts | LVIPSSGAConservativeIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Conservative Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	10.73%
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]	4.09%
AssetEdge SVUL - No Indexed Accounts | LVIPSSGAInternationalIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.57%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	4.02%
AssetEdge SVUL - No Indexed Accounts | LVIPSSGAMidCapIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Mid-Cap Index Fund - Standard Class
Portfolio Company Objective [Text Block]	Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.05%
Average Annual Total Returns, 5 Years [Percent]	12.22%
AssetEdge SVUL - No Indexed Accounts | LVIPSSGAModerateIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Moderate Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	13.57%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	5.33%
AssetEdge SVUL - No Indexed Accounts | LVIPSSGAModeratelyAggressiveIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	5.72%
AssetEdge SVUL - No Indexed Accounts | LVIPSSGASP500IndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	26.01%
Average Annual Total Returns, 5 Years [Percent]	15.41%
Average Annual Total Returns, 10 Years [Percent]	11.77%
AssetEdge SVUL - No Indexed Accounts | LVIPSSGASmallCapIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	16.50%
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	6.74%
AssetEdge SVUL - No Indexed Accounts | LVIPStructuredConservativeAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Conservative Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	10.27%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	3.97%
AssetEdge SVUL - No Indexed Accounts | LVIPStructuredModerateAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	5.22%
AssetEdge SVUL - No Indexed Accounts | LVIPStructuredModeratelyAggressiveAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	14.27%
Average Annual Total Returns, 5 Years [Percent]	7.69%
Average Annual Total Returns, 10 Years [Percent]	5.54%
AssetEdge SVUL - No Indexed Accounts | LVIPTRowePriceStructuredMidCapGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	21.17%
Average Annual Total Returns, 5 Years [Percent]	13.50%
Average Annual Total Returns, 10 Years [Percent]	10.81%
AssetEdge SVUL - No Indexed Accounts | LVIPUSGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.02%
Average Annual Total Returns, 5 Years [Percent]	6.15%
AssetEdge SVUL - No Indexed Accounts | LVIPVanguardBondAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard Bond Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return consistent with the preservation of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	1.27%
AssetEdge SVUL - No Indexed Accounts | LVIPVanguardDomesticEquityETFFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard Domestic Equity ETF Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	25.22%
Average Annual Total Returns, 5 Years [Percent]	14.84%
Average Annual Total Returns, 10 Years [Percent]	11.09%
AssetEdge SVUL - No Indexed Accounts | LVIPVanguardInternationalEquityETFFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard International Equity ETF Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	4.00%
AssetEdge SVUL - No Indexed Accounts | LVIPWellingtonSMIDCapValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Wellington SMID Cap Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.24%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	7.71%
AssetEdge SVUL - No Indexed Accounts | MacquarieVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Emerging Markets Series - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	13.79%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	2.67%
AssetEdge SVUL - No Indexed Accounts | MacquarieVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Small Cap Value Series - Standard Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.45%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	7.06%
AssetEdge SVUL - No Indexed Accounts | MFSVITGrowthSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Growth Series - Initial Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	35.86%
Average Annual Total Returns, 5 Years [Percent]	15.89%
Average Annual Total Returns, 10 Years [Percent]	12.97%
AssetEdge SVUL - No Indexed Accounts | MFSVITTotalReturnSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Total Return Series - Initial Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	10.44%
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	6.53%
AssetEdge SVUL - No Indexed Accounts | MFSVITUtilitiesSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Initial Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(2.11%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.39%
AssetEdge SVUL - No Indexed Accounts | PIMCOVITCommodityRealReturnStrategyPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class
Portfolio Company Objective [Text Block]	Maximum real return, consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	(7.85%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	(0.80%)
AssetEdge SVUL - No Indexed Accounts | TempletonGlobalBondVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 1
Portfolio Company Objective [Text Block]	High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	3.19%
Average Annual Total Returns, 5 Years [Percent]	(1.89%)
Average Annual Total Returns, 10 Years [Percent]	(0.41%)
AssetEdge SVUL - No Indexed Accounts | TOPSBalancedETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Balanced ETF Portfolio – Class 2 Shares
Portfolio Company Objective [Text Block]	Income and capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.39%
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	4.51%
AssetEdge SVUL - No Indexed Accounts | TOPSModerateGrowthETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF Portfolio – Class 2 Shares
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	13.47%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	5.58%
AssetEdge SVUL - No Indexed Accounts | Option1DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	1The greater of: the Specified Amount less Debt or a percentage of the Accumulation Value equal to that required by the Internal Revenue Code to maintain the Policy as a life insurance policy less Debt. The Death Benefit Proceeds are reduced by any Partial Surrenders after the date of death of the second Insured.May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the Sub-Accounts or the interest credited to the Fixed Account.
AssetEdge SVUL - No Indexed Accounts | Option2DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	2The greater of:a)the sum of the Specified Amount plus the Accumulation Value as of the date of the second Insured’s death, less any Partial Surrenders and Debt after the date of death; orb)the Account Value multiplied by the corridor factor less any Partial Surrenders or Debt after the date of death of the second Insured.May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the Sub-Accounts or the interest credited to the Fixed Account.
AssetEdge SVUL - No Indexed Accounts | Option3DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	3Sum of the Specified Amount plus the accumulated Premiums, up to the Death Benefit Option 3 limit as shown on the Policy Specifications less any Partial Surrenders and Debt after the date of death.Will generally increase, depending on the amount of Premium paid.
AssetEdge SVUL - No Indexed Accounts | PolicyLoansMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Policy Loan Interest
Optional Benefit Charge, When Deducted [Text Block]	Annually
Optional Benefit Expense (of Other Amount), Maximum [Percent]	4.00%
Optional Benefit Expense, Footnotes [Text Block]	Interest on Policy Loans accrues daily at an effective annual rate of 4% in years 1 - 10 and 3% thereafter. See the section headed “Policy Loans” for a more detailed discussion.
Name of Benefit [Text Block]	Policy Loans
Purpose of Benefit [Text Block]	Borrow against the Surrender Value of your Policy.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge.•Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account.
Name of Benefit [Text Block]	Policy Loans
Operation of Benefit [Text Block]	Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. There may be adverse tax consequences if your Policy lapses with an outstanding loan balance. Please see “POLICY LOANS” section for additional information.
AssetEdge SVUL - No Indexed Accounts | LincolnSurvivorshipLifAssureAcceleratedBenefitsRiderMember
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 250
Optional Benefit Charge, Description [Text Block]	Lincoln Survivorship LifeAssure® Accelerated Benefits Rider
Optional Benefit Charge, When Deducted [Text Block]	Upon each annual lump sum benefit payment for chronic and terminal illness, and upon first monthly benefit payment for each benefit period
Name of Benefit [Text Block]	Lincoln Survivorship LifeAssure® Accelerated Benefits Rider
Purpose of Benefit [Text Block]	Advances up to 100% of the Original Benefit upon the occurrence of a chronic or terminal illness.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Can only be exercised after the death of one Insured.•Availability subject to underwriting criteria (including age and state of health) at time of Policy purchase only.•The chronic or terminal illness must meet conditions of the Rider to qualify for payments.•Benefit payments received will be less than the amount accelerated because each payment is subject to a discount factor for early payment.
Name of Benefit [Text Block]	Lincoln Survivorship LifeAssure® Accelerated Benefits Rider
Operation of Benefit [Text Block]	Lincoln Survivorship LifeAssure® Accelerated Benefits Rider. The availability of this Rider is based upon the Eligible Insured meeting our underwriting criteria (including each Insured’s age, gender, and the state of each Insured’s health at the time of your application). Each Insured must apply for this Rider at the time you apply for your Policy. While there is no charge for this Rider, there is an Administrative Fee charged. It is deducted upon the first monthly benefit payment of the benefit period for chronic illness or from each annual lump sum benefit payment for chronic and terminal illness. This Rider provides for the acceleration of up to 100% of the Original Benefit Amount, which is the lesser of the Specified Amount or the Lifetime Maximum Limit as shown on your Policy Specifications, upon occurrence of a Qualifying Event provided all of the terms and conditions of this Rider have been met including the death of one Insured. Benefits will only be paid if the Eligible Insured experiences one of the Qualifying Events, described below: (1) the Eligible Insured is certified as Chronically Ill as defined in the Rider; or (2) the Eligible Insured is certified as Terminally Ill as defined in the Rider. Note: The amount accelerated will be subject to a discount factor for early payment of benefits. Benefit payments received will be less than the amount accelerated. There is no waiting period to receive a benefit under this Rider once all Conditions for Eligibility for Benefit Payments, described below, have been satisfied. The benefit payment is payable immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this Rider. This Rider’s benefits will be paid to the Owner or Owner’s estate while the Eligible Insured is living, unless the benefit has been otherwise assigned or designated by the Owner. This Rider’s benefits will only be paid by check or other method made available by us. Any benefit requested during the Policy’s contestable period is subject to the “Incontestability” provision of the Policy. Concurrent with your election to accelerate the death benefit, you and any irrevocable Beneficiary will be given a statement demonstrating the effect of the acceleration of death benefits on the Accumulation Value, Specified Amount, Premium, Surrender Value, Cost of Insurance Charges, and loans. You will be given an additional statement with each benefit payment demonstrating the effect of the acceleration of death benefits on the above noted values. Benefit Payment Options A.For a Chronic Illness Qualifying Event The Eligible Insured has been certified with the preceding 12 months by a Licensed Health Care Practitioner in a Written Certification as either: 1.Being unable to perform (without substantial assistance from another individual) at least two Activities of Daily Living for a period of at least 90 days due to a loss of functional capacity (bathing, continence, dressing, eating, toileting or transferring); or 2.Requiring substantial supervision from another individual to protect the Eligible Insured from threats to heath and safety due to severe cognitive impairment. You may submit a request to receive Chronic Illness benefit payments as either (a) an annual lump sum benefit amount; or (b) monthly benefit amounts. You cannot receive payment of more than one Chronic Illness benefit per Benefit Period (a period of time equal to twelve consecutive months). We must receive and approve a written certification prior to the start of any Benefit Period in order for you to be eligible to receive a Chronic Illness benefit payment, provided all other Conditions for Eligibility for Benefit Payments are met. The amount accelerated will be greater than the Chronic Illness benefit payment and will be determined by dividing the requested benefit payment (subject to the minimum and maximum described below), by the applicable Chronic Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount, which is an amount equal to the Original Benefit Amount adjusted by subtracting the amount of all Chronic Illness benefits paid divided by the applicable Chronic Illness actuarial discount factor, and subtracting the Terminal Illness benefit paid divided by the Terminal Illness actuarial discount factor. There is a minimum Chronic Illness benefit that may be made. The minimum payment will be the least of: 1.$50,000; 2.5% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or 3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor. There is a maximum Chronic Illness benefit payment that may be made. The maximum payment will be the least of: 1.an amount equal to the annual equivalent of the Per Diem Limit (Per Diem Limit is established annually by the Internal Revenue Service); 2.25% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or 3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor. B.For a Terminal Illness Qualifying Event The Eligible Insured has been certified by a Physician, in a Written Certification, that the Eligible Insured has an illness or physical condition which has reduced the Eligible Insured’s life expectancy to 12 months or less. The maximum Terminal Illness benefit payment will be the lesser of the following: 1.50% of the Remaining Benefit Amount; or 2.$250,000 Note: This benefit will only be paid once and will be paid as a lump sum. If you request less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount. Conditions for Eligibility for Benefit Payments: You are eligible to receive an accelerated death benefit payment if the Policy and this Rider are in force when all of the following requirements are met: 1.You or someone on your behalf must provide us with proof of death of the first Insured. 2.Our receipt and approval of the following documentation provided by you: a.Certification of either: i.For Chronic Illness, Written Certification by a Licensed Health Care Practitioner, independent of us, that the Eligible Insured is a Chronically Ill individual; or ii.For Terminal Illness, Terminally Ill Certification by a Physician that the Eligible Insured is Terminally Ill. b.A written consent to make such payment from any assignee of record named under the Policy or any irrevocable Beneficiary named under the Policy. 3.We complete, at our discretion and expense, a personal interview with, and an assessment of, the Eligible Insured, including examination or tests by a Licensed Health Care Practitioner or Physician of our choice for the Chronic Illness Qualifying Event or for the Terminal Illness Qualifying Event; and our receipt of copies of any relevant medical records from any health care provider involved in the Eligible Insured’s care. A Licensed Health Care Practitioner is a Physician, as defined in Section 1861(r)(1) of the Social Security Act, a registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the Secretary of Treasury, or qualifications to our satisfaction. If there is a difference in opinion between the Eligible Insured's Licensed Health Care Practitioner/Physician and our Licensed Health Care Practitioner/Physician, we will require that a third opinion be obtained from a Licensed Health Care Practitioner/Physician acceptable to us and you. This opinion will be at our expense and will be mutually binding; and 4.The Eligible Insured is living at the time all of the above requirements are met. Payment of an accelerated death benefit is due immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Benefit Requests: Subject to meeting all Conditions for Eligibility for Benefit Payments, you may request to receive accelerated death benefits under multiple Qualifying Events as follows: 1.A Chronic Illness benefit and then at a later date request to receive the Terminal Illness benefit. In the same Policy Month, you may receive both a Chronic Illness benefit and the Terminal Illness benefit; or 2.The Terminal Illness benefit and then at a later date request to receive a Chronic Illness benefit. Actuarial Discount Factors: A Chronic Illness actuarial discount factor will be applied to each Chronic Illness amount accelerated and a Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. Actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of: 1.the current yield on 90 day treasury bills available on the date the benefit payment is determined; or 2.the current Maximum Statutory Adjustable Policy Loan Interest Rate in effect on the date the benefit payment is determined. Benefit Periods for Chronic Illness Benefit Payments: Any Chronic Illness benefit payment will be paid to you at the start of a Benefit Period, which is no later than the first Monthly Anniversary Day following the date we approved all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments. We will not automatically send documentation to you for written certification to begin a new Benefit Period. A new Benefit Period may be requested during a current Benefit Period. However, a new Benefit Period will begin no earlier than the end of the current Benefit Period. A new Benefit Period will begin provided the following requirements are met: 1.this Rider is in force; 2.you Request a Chronic Illness benefit payment after the current Benefit Period has ended; and 3.we receive and approve all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments. Reduction in Benefit Payment Due to Debt: Any Chronic Illness benefit or Terminal Illness benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy. (Debt may also be referred to as Debt in the Policy.) The portion to be repaid will be determined by the product of the following: [A / B] * C where: A.is Debt; B.is the current Specified Amount immediately prior to a benefit payment; and C.is either i. or ii. noted below depending on the Qualifying Event: i.the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor; ii.the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor; or iii.the Chronic Illness Monthly Benefit Amount divided by the applicable Chronic Illness actuarial discount factor. If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Debt. Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a Reduction Ratio. The values that will be reduced are the following: 1.Specified Amount; 2.The Fixed Account Value and/or the value of the Sub-Account(s) will be reduced in the same proportion as the balances are invested in such account(s). Debt will be reduced as noted in the “Reduction in Benefit Payment” provision. Any reduction in policy values and rider values will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The proportion by which the above values will be reduced will be based on a Reduction Ratio, determined as follows: Chronic Illness Benefit Payments: Each Chronic Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where: A.is the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor, and B.is the current Specified Amount immediately prior to a benefit payment. Terminal Illness Benefit Payment: The payment of the Terminal Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where: A.is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, and B.is the current Specified Amount immediately prior to the benefit payment. Effect of the first request for an accelerated death benefit payment: If the death of the Eligible Insured occurs after the Owner requests to receive accelerated death benefits but before any such benefits are received, the request shall be cancelled and the Death Benefit Proceeds will be paid pursuant to the Policy. The activation of the Enhanced Overloan Protection Endorsement will be considered a request to terminate this Rider. Effect on Policy and Riders after the first accelerated death benefit payment: The Cost of Insurance Rate will be based on the initial Specified Amount for the Policy when paying the first accelerated death benefit payment during and after acceleration. Each accelerated death benefit payment will reduce the Specified Amount used to determine the Policy’s Cost of Insurance. As a result, the Cost of Insurance and any Premiums necessary to keep the Policy in force will change. Each accelerated death benefit payment will reduce the No-Lapse Premium required to satisfy the terms of the No-Lapse Provision (if available). Note: You must continue to pay any Premiums necessary to keep the Policy in force as described in the Policy or in any applicable riders attached to the Policy. We will send you a report showing the change in current values under your Policy with each accelerated death benefit payment you receive. The Loan Account, if any, will be reduced as noted in the “Reduction in Benefit Payment” section noted above. If the death of the Eligible Insured occurs while benefits are being received under this Rider, we will pay the Death Benefit Proceeds, which may be less than the Remaining Benefit Amount, and the Death Benefit Proceeds will be reduced by any decrease in the Remaining Benefit Amount after the date of the Eligible Insured’s death. Termination: The Rider and all rights provided under it will terminate upon the earliest of the following: a.The Policy terminates or is surrendered for its Surrender Value; b.the date we receive your request to terminate this Rider; c.The Remaining Benefit Amount is reduced to zero; d.The Policy’s Specified Amount and the Remaining Benefit Amount are reduced to zero, which will cause the termination of both this Rider and the Policy; e.The death of the Eligible Insured which will cause the Death Benefit Proceeds to become payable under the Policy. Termination of this Rider shall not prevent the payment of accelerated death benefits for any Qualifying Event that occurred while this Rider was in force except where amounts have been paid or are payable as Death Benefit Proceeds. Reinstatement: If you have not yet received an accelerated death benefit under this Rider, and the Policy is terminated and reinstated, you may reinstate this Rider as part of your Policy. Such reinstatement will be subject to satisfactory Evidence of Insurability and all other terms and conditions of the Policy. If any accelerated death benefits have been received under this Rider, this Rider may not be reinstated. Exclusions: This Rider does not provide an accelerated death benefit for Chronic Illness or Terminal Illness resulting from intentionally self-inflicted injury or attempted suicide, while sane or insane.
AssetEdge SVUL - No Indexed Accounts | AcceleratedDeathBenefitRiderforTerminalIllnessMember
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 250
Optional Benefit Charge, Description [Text Block]	Accelerated Death Benefit Rider for Terminal Illness
Optional Benefit Charge, When Deducted [Text Block]	Upon the lump sum benefit payment
Name of Benefit [Text Block]	Accelerated Death Benefit Rider for Terminal Illness
Purpose of Benefit [Text Block]	Advances up to the Eligible Specified Amount upon the occurrence of a terminal illness.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Will only be paid once and will be paid as a lump sum.•Can only be exercised after the death of one Insured.•Availability subject to underwriting criteria (including age and state of health) at time of Policy purchase.•The Eligible Insured must meet the conditions of the Rider to qualify for payments under terminal illness.•Benefit payment received will be less than the amount accelerated because payment is subject to a discount factor for early payment.•Advances up to a maximum gross amount of $250,000 upon the occurrence of a terminal illness.
Name of Benefit [Text Block]	Accelerated Death Benefit Rider for Terminal Illness
Operation of Benefit [Text Block]	Accelerated Death Benefit Rider for Terminal Illness. This Rider is available if both Insureds are living and meet our underwriting criteria (including the Eligible Insured’s age, gender, and state of the Eligible Insured’s health at the time of application). Each Eligible Insured must apply for this Rider at the time you apply for your Policy. While there is no charge for this Rider, there is an Administrative Fee charged at the time of acceleration. This Rider provides for the acceleration of a portion of the Policy’s Death Benefit, subject to the maximum Terminal Illness benefit shown on your Policy Specifications, upon occurrence of a Qualifying Event provided all terms of this Rider have been met including the death of one Insured. Note: The amount accelerated will be subject to a discount factor for early payment of benefits. The benefit payments received will be less than the amount accelerated. The benefit payment is payable immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this Rider. This Rider’s benefits will be paid to the Owner or Owner’s estate while the Eligible Insured is living, unless the benefit has been otherwise assigned or designated the Owner. This Rider’s benefits will only be paid by check, electronic funds transfer or other method made available by us. Any benefit requested during the Policy’s contestable period is subject to the “Incontestability” provision of the Policy. Concurrent with your election to accelerate the death benefit, you and any irrevocable Beneficiary will be given a statement demonstrating the effect of the acceleration of death benefits on the Accumulation Value, Specified Amount, Premium, Surrender Value, Cost of Insurance Charges, and loans. You will be given an additional statement with any benefit payment demonstrating the effect of the acceleration of death benefits on the above noted values. Benefit Payment Option The maximum Terminal Illness benefit payment will be the lesser of the following: 1. 50% of the Remaining Benefit Amount; or 2. $250,000 Note: This benefit will only be paid once and will be paid as a lump sum. If you request less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Policy’s Specified Amount. The amount accelerated shall be at least equal to the percentage of Eligible Specified Amount (the maximum amount you are eligible to accelerate) multiplied by the difference between the Policy’s current Accumulation Value less any applicable Surrender Charge shown in the Table of Surrender Charges in the Policy Specifications and any Debt. Conditions for Eligibility for Benefit Payment: You are eligible to receive an accelerated death benefit payment if the Policy and this Rider are in force when all of the following requirements are met: 1. You or someone on your behalf must provide us with proof of death of the first Insured; 2. Our receipt and approval of the following documentation provided by you: a.Written Certification of the Eligible Insured’s Terminal Illness. b.A written consent to make such payment from any assignee of record named under the Policy or any irrevocable Beneficiary named under the Policy. 3. We complete, at our discretion and expense, a personal interview with, and an assessment of, the Eligible Insured, including examination by a Physician of our choice; ; and our receipt of copies of any relevant medical records from any health care provider involved in the Eligible Insured’s care. If there is a difference in opinion between the Eligible Insured’s Physician and our Physician, we will require that a third opinion be obtained from a Physician acceptable to us and you. This opinion will be at our expense and will be mutually binding; and 4. The Eligible Insured is living at the time all of the above requirements are met. Payment of the accelerated death benefit is due immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Actuarial Discount Factors: A Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. Actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of: 1. the current yield on 90 day treasury bills available on the date the benefit payment is determined; or 2. the current Maximum Statutory Adjustable Policy Loan Interest Rate in effect on the date the benefit payment is determined. Reduction in Benefit Payment Due to Debt: The Terminal Illness benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy. (Debt may also be referred to as Debt in the Policy.) The portion to be repaid will be determined by the product of the following: [A / B] * C where: A.is Debt; B.is the current Specified Amount immediately prior to a benefit payment; and C.is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor. If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Debt. Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a Reduction Ratio. The values that will be reduced are the following: 1. Specified Amount; 2. The Fixed Account Value and/or Sub-Account will be reduced in the same proportion as the balances are invested in such an account. Debt will be reduced as noted in the “Reduction in Benefit Payment” provision. Any reduction in policy values and rider values will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The payment of the Terminal Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where: A. is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, and B. is the current Specified Amount immediately prior to the benefit payment. Effect of the request of a terminal illness accelerated death benefit payment: If a Death Benefit Option other than Death Benefit Option 1 is in effect, the Death Benefit Option will be changed to Death Benefit Option 1 prior to the benefit payment. No further Death Benefit Option changes will be permitted. If the death of the Eligible Insured occurs after Owner requests to receive accelerated death benefits but before any such benefits are received, the request shall be cancelled and the Death Benefit Proceeds will be paid pursuant to the Policy and this Rider’s “Termination” provision. Effect on Policy and Riders after request of a terminal illness accelerated death benefit payment: The benefit payment under this Rider will reduce certain policy and rider values by multiplying such values by a Reduction Ratio. Please refer to “Impact of Benefit Payments on Policy and Rider Values” and “Reduction Ratio” sections of the Policy Specifications for further information. Reductions in the Specified Amount may reduce the Policy’s Specified Amount below the Minimum Specified Amount shown in the Policy Specifications. The accelerated death benefit payment will reduce the No-Lapse Premium required to satisfy the terms of the No- Lapse Provision (if available). Change in Death Benefit Option and Restrictions on Policy Changes: If a Death Benefit Option other than Death Benefit Option I is in effect, the Death Benefit Option will be changed to Death Benefit Option I prior to the benefit payment. No further Death Benefit Option changes are permitted. Once acceleration under this Rider occurs, and while this Rider is in force, you cannot change the Specified Amount and you cannot change the Eligible Insured’s Premium Class. Payment of Premiums: You must continue to pay any Premiums necessary to keep the Policy in force as described in the Policy or in any applicable riders attached to the Policy. Partial Surrenders (“Withdrawals”): You cannot take a Partial Surrender in the same Policy Month that you receive the accelerated death benefit payment Loans: Upon acceleration of the death benefit, if there is an existing Participating Loan on your Policy, the loan will be converted to a Fixed Loan as described in the Policy. Any limitations on the timing of converting the loan option will not apply. The Loan Account, if any, will be reduced as noted in the “Reduction in Benefit Payment Due to Debt” section noted above. You cannot take a loan in the same Policy Month that you receive the accelerated death benefit payment. Any loan taken after you have received the accelerated death benefit payment under this Rider, and while this Rider is in force, will be a Fixed Loan. This Rider is available if both insureds are living at the time of application. However, it cannot be exercised until the death of one Insured and meeting our underwriting criteria (including the Eligible Insured’s age, gender, and state of the Eligible Insured’s health at the time of application.) We will send you a report showing the change in current values under your Policy with the accelerated death benefit payment you receive. Termination: The Rider and all rights provided under it will terminate upon the earliest of the following: a. The Policy terminates or is surrendered for its Surrender Value; b. The date we receive your request to terminate this Rider; c. The death of the Eligible Insured which will cause the Death Benefit Proceeds to become payable under the Policy. Termination of this Rider shall not prevent the payment of the accelerated death benefit for any Qualifying Event that occurred while this Rider was in force except where amounts have been paid or are payable as Death Benefit Proceeds. Reinstatement: If you have not yet received the accelerated death benefit under this Rider, and the Policy is terminated and reinstated, you may reinstate this Rider as part of your Policy. Such reinstatement will be subject to satisfactory Evidence of Insurability and all other terms and conditions of the Policy. If any accelerated death benefits have been received under this Rider, this Rider may not be reinstated. Exclusions: This Rider does not provide an accelerated death benefit for Terminal Illness resulting from intentionally self-inflicted injury or attempted suicide, while sane or insane.
AssetEdge SVUL - No Indexed Accounts | SupplementalSurvivorshipTermInsuranceRiderEstateProtectionRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Supplemental Survivorship Term Insurance Rider (Estate Protection Rider)
Optional Benefit Charge, When Deducted [Text Block]	Monthly (in Policy Years 1 – 4 only)
Optional Benefit Charge, Representative [Text Block]	Maximum charge for Representative Insureds (male and female, both age 55, standard non-tobacco, in year one): $0.001040 per $1,000
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	83.33333%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Optional Benefit Expense, Footnotes [Text Block]	Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 5,000% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.
Name of Benefit [Text Block]	Supplemental Survivorship Term Insurance Rider (Estate Protection Rider)
Purpose of Benefit [Text Block]	Provides term insurance coverage in the amount you select (the “Term Insurance Benefit Amount”) which ends on the fourth anniversary of the Effective Date of the rider.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.
Name of Benefit [Text Block]	Supplemental Survivorship Term Insurance Rider (Estate Protection Rider)
Operation of Benefit [Text Block]	Supplemental Survivorship Term Insurance Rider (Estate Protection Rider). If desired, you must select this Rider when you initially apply for insurance. The Rider provides term insurance coverage in the amount you select (the “Term Insurance Benefit Amount”) which ends on the fourth anniversary of the Effective Date of the rider. Upon death of the second Insured, we will pay the Term Insurance Benefit Amount in addition to the Death Benefit Proceeds. There is a monthly Cost of Insurance Charge for this coverage during Policy Years 1-4. This Rider uses the same cost of insurance rates as the base Policy and is a charge per $1,000 of death benefit as provided by this Rider. This Rider terminates on the earliest of: 1)the date you request termination of the Rider; 2)when your Policy lapses; 3)when your Policy is fully surrendered; 4)on the fourth anniversary of the Effective Date of the Rider; or 5)the Second Death. If your Policy is reinstated, this Rider will likewise be reinstated. However, sufficient Premium must be paid to cover the Monthly Deduction including monthly rider costs.
AssetEdge SVUL - No Indexed Accounts | EnhancedOverloanProtectionEndorsementMember
Prospectus:
Name of Benefit [Text Block]	Enhanced Overloan Protection Endorsement
Purpose of Benefit [Text Block]	Provides that your Policy will not lapse solely based on Debt exceeding the Surrender Value
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Automatically issued at Policy purchase if Guideline Premium Test is chosen. Not available if Cash Value Accumulation Test is chosen.•The Policy cannot be a Modified Endowment Contract.•Death Benefit Option 1 must be in effect when exercised. •Once you exercise the benefit, the following changes will be made to your Policy:•We will no longer allow Premium Payments, Policy Loans, Partial Surrenders, or changes to the Specified Amount.•No loan repayments will be accepted. •All other riders will be terminated.•No additional Monthly Deductions will be taken.•The Separate Account Value will be transferred to the Loan Account.•The Policy will become paid-up insurance (i.e. no further payment will be accepted).
Name of Benefit [Text Block]	Enhanced Overloan Protection Endorsement
Operation of Benefit [Text Block]	Enhanced Overloan Protection Endorsement. If this Endorsement is issued with your Policy, you meet the requirements as described in the Endorsement (see below) and the benefit is exercised, your Policy will not lapse due to insufficient value. It is limited, in that it does not provide any additional death benefit or any increase in Accumulation Value. Also, it does not provide any type of market performance guarantee. We will automatically issue this Endorsement with your Policy if the death benefit qualification test chosen is the Guideline Premium Test. This Endorsement is not available if you have chosen the Cash Value Accumulation Test as the basis for the Policy qualifying as life insurance under federal tax law and the benefit is not available to you if the Policy is a Modified Endowment Contract. In addition to the conditions mentioned above the following must be met at the time the benefit is exercised: •Policy Debt is larger than the Specified Amount; •The Policy has been in force for a minimum number of Policy Years (“Minimum Policy Years in force”) as shown in the Policy Specifications; •At least one of the Insureds identified in the Policy Specifications has attained the age shown as the “Minimum Attained Age” in the Policy Specifications; •A level Death Benefit must be in effect; •Debt must be equal to or greater than 100% of the Accumulation Value or Policy Value, if applicable; •The Accumulation Value or Policy Value, as applicable, must be greater than the Specified Amount. When the benefit is exercised, the following changes will be made to your Policy: 1. We will no longer allow Premium Payments, Partial Surrenders, Loans, Withdrawals or changes to the Specified Amount; 2. All other riders will be terminated; 3. The Separate Account Value (also referred to the “Variable Account Value” in the Endorsement), if any, will be transferred to the Loan Account. (This transfer will not be subject to any limitations that may otherwise be in effect and will not be assessed a charge. Also, no further transfers will be allowed, and Dollar Cost Averaging and Automatic Rebalancing will end); and 4. The death benefit will be determined as provided by the Policy but will be no less than the greater of the following amounts, less Debt: (i) net death benefit, less Debt, (Account Value multiplied by a percentage to maintain life insurance status); or (ii) a percentage of residual death benefit from the Specified Amount. Termination of Endorsement. The Endorsement and all rights under it will terminate upon the earliest of the following: 1. Upon surrender of the Policy; 2. Upon death of the second Insured; and 3. Upon lapse if not protected by the Enhanced Overloan Protection Endorsement. (Please refer to the conditions above.) If the Policy is reinstated, the Enhanced Overloan Protection Endorsement will automatically reinstate. You should consult with a qualified tax advisor before exercising this Endorsement, as there may be tax consequences. Also, we will provide you with notice the first time your Policy meets all the conditions and requirements noted above. We strongly recommend that you carefully monitor the performance of your Policy by annually reviewing a projection of the Policy’s benefits and values (an “illustration”) in order to improve your opportunity of meeting the requirements and conditions of the Endorsement.
AssetEdge SVUL - No Indexed Accounts | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	An investment strategy that divides up the total amount to be invested in one or more Sub-Accounts over a specified period of time. This averages the purchase cost of the assets over time and helps to reduce the potential impact of market volatility.
Optional Benefit [Flag]	true
Benefits Description [Table Text Block]	•Available at Policy issue or any time after Policy issue by contacting our Administrative Office.•You may select a quarterly, semi-annual or annual basis. •Transfers from the Fixed Account can only be elected at the time your Policy is issued.•Systematically transfers amounts from the money market Sub-Account or on a limited basis from the Fixed Account. •Automatically terminates under certain conditions.
Name of Benefit [Text Block]	Dollar Cost Averaging
Operation of Benefit [Text Block]	Dollar Cost Averaging systematically transfers amounts from the money market Sub-Account or on a limited basis from the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. Dollar Cost Averaging transfers from the Fixed Account can only be elected at the time your Policy is issued. Transfers from the money market Sub-Account may be elected at any time while your Policy is in force. Allocations may not be made to the same account from which amounts are to be transferred. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market. You may elect Dollar Cost Averaging at the time you apply for your Policy. In addition, you may elect Dollar Cost Averaging after your Policy has been issued by contacting our Administrative Office in writing at the address shown on the first page of this prospectus or by calling 1-800-487-1485. Dollar Cost Averaging terminates automatically: 1)if the value in the money market Sub-Account or on a limited basis from the Fixed Account is insufficient to complete the next transfer; 2)7 calendar days after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication; 3)after 12 or 24 months (as elected by you); or 4)if your Policy is surrendered or otherwise terminates. From time to time, we may offer special interest rate programs for Dollar Cost Averaging. Please consult your registered representative to determine the current availability and terms of these programs. We reserve the right to modify, suspend or terminate a Dollar Cost Averaging program. Any changes will not affect Owners currently participating in the Dollar Cost Averaging program.
AssetEdge SVUL - No Indexed Accounts | AutomaticRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Automatic Rebalancing
Purpose of Benefit [Text Block]	To periodically restore Sub-Account exposure to a pre-determined level selected by the policyholder to reduce potential risk of exposure to market volatility.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy issue or any time after Policy issue by contacting our Administrative Office. •You may select a quarterly, semi-annual or annual basis.•The Fixed Account is not subject to rebalancing.•May be elected, terminated, or the allocation may be changed at any time.
Name of Benefit [Text Block]	Automatic Rebalancing
Operation of Benefit [Text Block]	Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the allocation form provided by us, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing. These transfers do not count against the free transfers available. Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund before electing to participate in Automatic Rebalancing.
You may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated, or the allocation may be changed at any time, by contacting our Administrative Office.
AssetEdge SVUL
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
For a Full Surrender, for up to 9 years from the date of the Policy and up to 9 years from each increase in Specified Amount, you could pay a
Surrender Charge of up to $58.80 (5.88%) per $1,000 of the Specified
Amount.
For example, if your Policy has a Specified Amount of $100,000 and you surrender your Policy, you could be assessed a charge of up to $5,880.
•Policy Charges and Fees
Transaction Charges	In addition to Surrender Charges, you may also be charged for other transactions, such as when you make a Premium Payment, transfer Policy Value between Sub-Accounts or exercise certain benefits.	•Policy Charges and Fees
Ongoing Fees and Expenses (annual charges)
•In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, Administrative Fees, mortality and expense risk charges and Policy Loan Interest.
•Certain fees are set based on characteristics of each Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
				•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	2.88%
	*As a percentage of Underlying Fund assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
For a Full Surrender, for up to 9 years from the date of the Policy and up to 9 years from each increase in Specified Amount, you could pay a
Surrender Charge of up to $58.80 (5.88%) per $1,000 of the Specified
Amount.
For example, if your Policy has a Specified Amount of $100,000 and you surrender your Policy, you could be assessed a charge of up to $5,880.
•Policy Charges and Fees

Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.88%
Surrender Charge Example Maximum [Dollars]	$ 5,880
Transaction Charges [Text Block]
Transaction Charges	In addition to Surrender Charges, you may also be charged for other transactions, such as when you make a Premium Payment, transfer Policy Value between Sub-Accounts or exercise certain benefits.	•Policy Charges and Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
•In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, Administrative Fees, mortality and expense risk charges and Policy Loan Interest.
•Certain fees are set based on characteristics of each Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
				•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	2.88%
	*As a percentage of Underlying Fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.23%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.88%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund assets.
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	•Principal Risks of Investing in the Policy
Not a Short- Term Investment
•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
•Surrender Charges apply for up to 9 years from the Policy Date and up to 9 years from the date of any increase in your Specified Amount.
•Charges may reduce the value of your Policy and death benefit.
•Tax deferral is more beneficial to investors with a long-time horizon.
•Principal Risks of Investing in the Policy •Policy Charges and Fees
Risks Associated with Investment Options
•An investment in the Policy is subject to the risk of poor investment performance of the investment options. Performance can vary
depending on the performance of the investment options available under the Policy.
•Each investment option (including a Fixed Account investment option)
and Indexed Account Option has its own unique risks. You should review each Underlying Fund’s prospectus before making an
investment decision.
•Principal Risks of Investing in the Policy
Insurance Company Risks
•Any obligations, guarantees, and benefits of the contract including the
Fixed Account investment option are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about
Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life by calling 1-800-487-1485 or by visiting
https://www.lfg.com/public/aboutus/investorrelations/
financialinformation.
•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/
VULprospectus.
•Principal Risks of Investing in the Policy •Lincoln Life, the Separate Account and the General Account
Policy Lapse
•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts and Indexed
Account Option(s) you have chosen are adverse or are less favorable than anticipated.
•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the
Policy has Lapsed.
•Principal Risks of Investing in the Policy •Lapse and Reinstatement

Investment Restrictions [Text Block]	•We reserve the right to charge for each transfer between Sub-Accounts in excess of 24 transfers per year.•We reserve the right to add, remove, or substitute Sub-Accounts and/or Indexed Accounts as investment options under the Policy, subject to state or federal laws and regulations. An Underlying Fund may be merged into another Underlying Fund. An Underlying Fund may discontinue offering their shares to the Sub-Accounts.•There are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so.
Optional Benefit Restrictions [Text Block]	•Riders may alter the benefits or charges in your Policy. Rider availability and benefits may vary by state of issue or selling broker-dealer and their election may have tax consequences. Riders may have restrictions or limitations, and we may modify or terminate a rider, as allowed. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders or Policy features.
Tax Implications [Text Block]	•You should always consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.•Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.•There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA).
Investment Professional Compensation [Text Block]	•Investment professionals typically receive compensation for selling the Policy to investors.•Registered representatives may have a financial incentive to offer or recommend the Policy over another investment for which the investment professional is not compensated (or compensated less).•Registered representatives may be eligible for certain cash and non-cash benefits. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.
Exchanges [Text Block]	•Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy Specifications for information about the specific fees you will pay each year based on the options you have elected. The fees shown in the tables below are the maximums we can charge. Transaction Fees The first table describes the fees and expenses that you will pay at the time that you buy your Policy, surrender or make withdrawals from your Policy, or transfer cash value between Sub-Accounts.
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	When you pay a Premium	As a percentage of the Premium Payment paid:
•5% in all Policy Years
Premium Tax	When you pay a Premium	Up to 5% charge included in the Sales Charges included in the Premium (Load)[1]
Maximum Deferred Sales Charge (Load)*	When you take a Full Surrender or reduce the Specified Amount[2,3]	•Maximum charge: $58.80 (5.88%) per $1,000 of Specified Amount
•Maximum Charge for a Representative Insured (male and female, age 55, standard non- tobacco, in year one): $37.50 per $1,000 of Specified Amount
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year	$25 for each additional transfer
*Charge varies based on individual characteristics of each Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your registered representative. [1]The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes component of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 2% to account for state and federal tax obligations.2During the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 100% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your Policy.) [3]For up to 9 years from the Policy Date and up to 9 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your Policy. For up to 9 years from the Policy Date or up to 9 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Reduction in Specified Amount.Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk[1]:
•Maximum: $83.333333 per $1,000
•Minimum: $0.00 per $1,000
•Maximum Charge for a Representative Insured (male and female, age 55, standard non- tobacco, in year one): $0.001040 per $1,000
Mortality and Expense Risk Charge (“M&E”)	Monthly	Maximum of 0.25%, effective annual rate, as a percentage of Separate Account Value, calculated monthly
Administrative Fee*	Monthly	Maximum of $50, plus an additional amount up to a maximum of $10 per $1,000 of Initial Specified Amount or increase in Specified Amount[2]
Maximum Asset Charge[3]	The first day a Segment begins	3%
Charge	When Charge is Deducted	Amount Deducted
Policy Loan Interest[4]	Annually	Fixed Loan: as a percentage of amount held in the Loan Account.
•4%
Participating Loan: as a percentage of the loaned amount held against the Holding Account Value and the Indexed Account Value.
•5.50%
Optional Benefit Charges
Lincoln Survivorship LifeAssure® Accelerated Benefits Rider	Upon each annual lump sum benefit payment for chronic and terminal illness, and upon first monthly benefit payment for each benefit period	$250 deducted from the benefit payment
Accelerated Death Benefit Rider for Terminal Illness	Upon the lump sum benefit payment	$250 deducted from the benefit payment
Supplemental Survivorship Term Insurance Rider (Estate Protection Rider)*	Monthly (in Policy Years 1 – 4 only)	A dollar amount per $1,000 of Death Benefit.[5]
•Maximum: $83.333333 per $1,000
•Minimum: $0 per $1,000
•Maximum charge for Representative Insureds (male and female, both age 55, standard non-tobacco, in year one): $0.001040 per $1,000
*These charges and costs vary based on individual characteristics of each Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative. [1]Individuals with a higher mortality risk than standard issue individuals can be charged from 25% to 400% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.[2]The additional amount applies for the first 20 Policy Years from the Policy Date or any increase in Specified Amount, currently for the first 20 Policy Years. The additional amount varies based on individual characteristics. A monthly fee per $1,000 of Initial Specified Amount or increase in Specified Amount: the maximum additional amount is $10 per $1,000, the minimum amount is $0 per $1,000, and the maximum charge for a Representative Insured (male and female, age 55, standard non-tobacco) is $0.46372 per $1,000.[3]The Indexed Account Asset Charge compensates the Company for the costs of hedging and investment related expenses associated with the Indexed Account.[4]Interest on Fixed Loans accrues daily at an effective annual rate of 4% in years 1 - 10 and 3% thereafter. Interest on Participating Loans accrues daily at an effective annual rate of 5.50% in years 1 through Attained Age 121. See the section headed “Policy Loans” for a more detailed discussion.[5]Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 5,000% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds available under the Policy, including their annual expenses, may be found in Appendix A: Funds Available Under the Policy.
Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.23%	2.88%*
*The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Transaction Expenses [Table Text Block]
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	When you pay a Premium	As a percentage of the Premium Payment paid:
•5% in all Policy Years
Premium Tax	When you pay a Premium	Up to 5% charge included in the Sales Charges included in the Premium (Load)[1]
Maximum Deferred Sales Charge (Load)*	When you take a Full Surrender or reduce the Specified Amount[2,3]	•Maximum charge: $58.80 (5.88%) per $1,000 of Specified Amount
•Maximum Charge for a Representative Insured (male and female, age 55, standard non- tobacco, in year one): $37.50 per $1,000 of Specified Amount
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year	$25 for each additional transfer
*Charge varies based on individual characteristics of each Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your registered representative. [1]The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes component of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 2% to account for state and federal tax obligations.2During the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 100% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your Policy.) [3]For up to 9 years from the Policy Date and up to 9 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your Policy. For up to 9 years from the Policy Date or up to 9 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Reduction in Specified Amount.
Sales Load, Description [Text Block]	Maximum Sales Charge Imposed on Premiums (Load)
Sales Load, When Deducted [Text Block]	When you pay a Premium
Sales Load (of Premium Payments), Maximum [Percent]	5.00%
Premium Taxes, Description [Text Block]	Premium Tax
Premium Taxes, When Deducted [Text Block]	When you pay a Premium
Premium Taxes (of Premium Payments), Maximum [Percent]	5.00%
Premium Taxes, Footnotes [Text Block]	The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes component of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 2% to account for state and federal tax obligations.
Deferred Sales Charge, Description [Text Block]	Maximum Deferred Sales Charge (Load)*
Deferred Sales Charge, When Deducted [Text Block]	When you take a Full Surrender or reduce the Specified Amount[2,3]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.88%
Deferred Sales Load, Footnotes [Text Block]	•Maximum Charge for a Representative Insured (male and female, age 55, standard non-tobacco, in year one): $37.50 per $1,000 of Specified AmountDuring the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 100% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your Policy.) [3]For up to 9 years from the Policy Date and up to 9 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your Policy. For up to 9 years from the Policy Date or up to 9 years from the Effective Date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Reduction in Specified Amount.
Transfer Fees, Description [Text Block]	Transfer Fee
Transfer Fees, When Deducted [Text Block]	Applied to any transfer request in excess of 24 made during any Policy Year
Transfer Fee, Maximum [Dollars]	$ 25
Periodic Charges [Table Text Block]	Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk[1]:
•Maximum: $83.333333 per $1,000
•Minimum: $0.00 per $1,000
•Maximum Charge for a Representative Insured (male and female, age 55, standard non- tobacco, in year one): $0.001040 per $1,000
Mortality and Expense Risk Charge (“M&E”)	Monthly	Maximum of 0.25%, effective annual rate, as a percentage of Separate Account Value, calculated monthly
Administrative Fee*	Monthly	Maximum of $50, plus an additional amount up to a maximum of $10 per $1,000 of Initial Specified Amount or increase in Specified Amount[2]
Maximum Asset Charge[3]	The first day a Segment begins	3%
Charge	When Charge is Deducted	Amount Deducted
Policy Loan Interest[4]	Annually	Fixed Loan: as a percentage of amount held in the Loan Account.
•4%
Participating Loan: as a percentage of the loaned amount held against the Holding Account Value and the Indexed Account Value.
•5.50%
Optional Benefit Charges
Lincoln Survivorship LifeAssure® Accelerated Benefits Rider	Upon each annual lump sum benefit payment for chronic and terminal illness, and upon first monthly benefit payment for each benefit period	$250 deducted from the benefit payment
Accelerated Death Benefit Rider for Terminal Illness	Upon the lump sum benefit payment	$250 deducted from the benefit payment
Supplemental Survivorship Term Insurance Rider (Estate Protection Rider)*	Monthly (in Policy Years 1 – 4 only)	A dollar amount per $1,000 of Death Benefit.[5]
•Maximum: $83.333333 per $1,000
•Minimum: $0 per $1,000
•Maximum charge for Representative Insureds (male and female, both age 55, standard non-tobacco, in year one): $0.001040 per $1,000
*These charges and costs vary based on individual characteristics of each Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative. [1]Individuals with a higher mortality risk than standard issue individuals can be charged from 25% to 400% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.[2]The additional amount applies for the first 20 Policy Years from the Policy Date or any increase in Specified Amount, currently for the first 20 Policy Years. The additional amount varies based on individual characteristics. A monthly fee per $1,000 of Initial Specified Amount or increase in Specified Amount: the maximum additional amount is $10 per $1,000, the minimum amount is $0 per $1,000, and the maximum charge for a Representative Insured (male and female, age 55, standard non-tobacco) is $0.46372 per $1,000.[3]The Indexed Account Asset Charge compensates the Company for the costs of hedging and investment related expenses associated with the Indexed Account.[4]Interest on Fixed Loans accrues daily at an effective annual rate of 4% in years 1 - 10 and 3% thereafter. Interest on Participating Loans accrues daily at an effective annual rate of 5.50% in years 1 through Attained Age 121. See the section headed “Policy Loans” for a more detailed discussion.[5]Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 5,000% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.
Insurance Cost, Description [Text Block]	Cost of Insurance
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Maximum Charge for a Representative Insured (male and female, age 55, standard non-tobacco, in year one): $0.001040 per $1,000
Insurance Cost (of Face Amount), Maximum [Percent]	83.33333%
Insurance Cost (of Face Amount), Minimum [Percent]	0.00%
Insurance Cost, Footnotes [Text Block]	Individuals with a higher mortality risk than standard issue individuals can be charged from 25% to 400% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.
Expense Risk Fees, Description [Text Block]	Maximum Asset Charge
Expense Risk Fees, When Deducted [Text Block]	The first day a Segment begins
Expense Risk Fees (of Face Amount), Maximum [Percent]	3.00%
Expense Risk Fees, Footnotes [Text Block]	The Indexed Account Asset Charge compensates the Company for the costs of hedging and investment related expenses associated with the Indexed Account.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge (“M&E”)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.25%
Administrative Expenses, Description [Text Block]	Administrative Fee*
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense (of Other Amount), Maximum [Percent]	10.00%
Administrative Expense, Footnotes [Text Block]	The additional amount applies for the first 20 Policy Years from the Policy Date or any increase in Specified Amount, currently for the first 20 Policy Years. The additional amount varies based on individual characteristics. A monthly fee per $1,000 of Initial Specified Amount or increase in Specified Amount: the maximum additional amount is $10 per $1,000, the minimum amount is $0 per $1,000, and the maximum charge for a Representative Insured (male and female, age 55, standard non-tobacco) is $0.46372 per $1,000.
Annual Portfolio Company Expenses [Table Text Block]	The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds available under the Policy, including their annual expenses, may be found in Appendix A: Funds Available Under the Policy.
Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.23%	2.88%*
*The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Portfolio Company Expenses [Text Block]	(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.23%
Portfolio Company Expenses Maximum [Percent]	2.88%
Portfolio Company Expenses, Footnotes [Text Block]	The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE POLICYFluctuating Investment Performance. A Sub-Account will increase and decrease in value according to investment performance of the Underlying Fund. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s and Underlying Fund’s objective and risk is found in this prospectus and in each Underlying Fund’s prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy’s Accumulation Value and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company’s General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. We issue other types of insurance policies and financial products. In addition to any amounts we are obligated to pay in excess of policy value under the Policy, we also pay our obligations under other types of insurance policies and financial products. Obligations under these policies and financial products that are funded by our General Account include: (1) the obligation to keep the policy and any riders in force when the policy value is below zero and a no-lapse guarantee is in effect; (2) the obligation to pay or accelerate Death Benefits that exceed the Separate Account Value. Payment of these benefits and obligations is subject to our claims-paying ability and financial strength. We are also responsible for providing for all of the administrative services necessary in connection with the contracts (and bearing all of the associated expenses). Moreover, unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company’s General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners’ obligations. The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance company’s fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims-paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees. For more information, please see “Lincoln Life, The Separate Account and The General Account” or “Transfers” sections of this prospectus.Costs Subject to Change. The Tables of Fees contained in this prospectus reflect the guaranteed maximum charges applicable to the Policy. At the time you purchase the Policy, some of those charges are likely to be assessed at rates less than the maximum rates shown but are subject to adjustment as described in the Policy Charges and Fees section. Such charges are referred to as non-guaranteed elements or “NGEs”. A change to one or more of these NGEs can affect your Policy's performance, including coverage duration, premiums required to keep your Policy in force, as well as the Policy's Surrender Value. Policy Values in the Indexed Account. Premium Payments and policy values allocated to the Indexed Account will first be deposited into the Holding Account. The Indexed Account and Holding Account assets are held in the Company's General Account. As is true of the Fixed Account, this means, that they are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. It is important to remember that you are relying on the financial strength of the Company for the fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. During the time values are allocated to the Indexed Account, the amount of interest credited on those values is dependent on the relative growth of an external index. While we guarantee that we will always credit interest at a minimum interest rate, if there comes a period of time in which the index fails to grow, Premium Payments may need to be increased in order to keep the Policy from terminating (“lapsing”). It is possible that we may not always offer the same or same number of Indexed Account Options, though we will always offer at least one and we will never pay less than the guaranteed interest that can be earned in any Indexed Account Option. An exception to this is if the Indexed Account itself is discontinued. In such case, you will be able to transfer your Policy values held in the Indexed Account to the Fixed Account or one or more Sub-Accounts of your choosing. However, if you do not tell us to where you would like those values transferred, they will be automatically reallocated to the Fixed Account. Finally, please note that, if the index we use is no longer available or changes the way it is calculated, we reserve the right to substitute the index with one of our choosing, subject to any required regulatory approvals. For more information, please see “Lincoln Life, The Separate Account and The General Account”, “Indexed Account” and “Transfers” sections of this prospectus.Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit protection, and it is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Outstanding Policy Loans and Partial Surrenders will increase the risk of lapse. In addition to paying sufficient Premiums and being cognizant of the impact of outstanding Policy Loans and Partial Surrenders on policy values, your Policy may include a No-Lapse Provision. Your Policy may provide for up to a 20-Year No-Lapse period. If this provision is in effect and you pay the respective Premiums required by these provisions, your Policy will not enter the Grace Period and lapse during the applicable No-Lapse period even if the Net Accumulation Value of your Policy is insufficient to cover the Monthly Deductions. Once the No-Lapse period ends, if the Net Accumulation Value of your Policy is insufficient to cover the Monthly Deductions, your Policy may enter the Grace Period and lapse even if you pay the respective Premiums which you were required to pay during those periods. (See section headed “No-Lapse Provision” for more information about these provisions, including information about the death benefit payable.)Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. There may be adverse tax consequences in the event that your Policy lapses with an outstanding loan balance.Decreasing Death Benefit. Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy’s death benefit. Depending upon your choice of Death Benefit Option, adverse performance of the Sub-Accounts you choose may also decrease your Policy's death benefit.Consequences of Surrender. Surrender Charges are assessed if you surrender your Policy within 9 Policy Years or within 9 years of a Specified Amount increase. There is no Surrender Charge assessed if you partially surrender your Policy; however a Surrender Charge will be assessed if you specifically request a Reduction in Specified Amount within the Surrender Charge period. (See the section headed “Surrender Charges” for a detailed discussion of when Surrender Charges are assessed.) Full or Partial Surrenders may result in tax consequences. Depending on the amount of Premium paid, or any Reduction in Specified Amount, there may be little or no Surrender Value available. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. Upon Full Surrender only, any Segments will receive the guaranteed rate prorated based on surrender date.Tax Consequences. As noted in greater detail in the section headed “Tax Issues”, the federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. You should always consult a tax advisor about the application of federal and state tax rules to your individual situation. The following discussion highlights tax risks in general, summary terms. There may be adverse tax consequences (i.e. a 10% penalty) in the event of a Surrender or withdrawal if the Owner is under the age of 59½.Tax Treatment of Life Insurance Contracts. Your Policy is designed to qualify for the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy may still be life insurance but will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy’s qualification as life insurance or may have other tax consequences.Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate your policy value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber-security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions, including orders from Owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the Underlying Funds invest, which may negatively affect the value of the Underlying Funds and the value of your Policy. There can be no assurance that we or the Underlying Funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	DEATH BENEFITSThe “Death Benefit Proceeds” is the amount payable to the Beneficiary upon the death of the second Insured, based upon the death benefit option in effect. Debt, Partial Surrenders, and overdue charges, if any, are deducted from the Death Benefit Proceeds prior to payment. Riders may impact the amount payable as Death Benefit Proceeds in your Policy. Refer to the sections of this prospectus headed “Riders” for a discussion of the treatment of benefits paid under the basic Accelerated Benefits Riders and “Continuation of Coverage” for a discussion of the death benefits for age 121 and later. Death Benefit Proceeds The Death Benefit Proceeds payable upon the death of the second Insured will be the greater of: 1)the amount determined by the death benefit option (see below) in effect on the date of the death of the second Insured plus any amount payable upon death of the second Insured from in force riders or benefits and partial surrenders (withdrawals) processed after the second Insured’s date of death, less any Debt; or 2)an amount equal to the Accumulation Value on the date of death of the second Insured multiplied by the applicable percentage shown in the Corridor Percentages Table in the Policy Specifications, less any Debt. (Please note that the investment performance of the Sub-Accounts you have chosen will impact the Accumulation Value and therefore may affect the amount of Death Benefit Proceeds payable.) Death Benefit Options Three different death benefit options are available. You may choose the death benefit option at the time you apply for your Policy. If you do not choose a death benefit option at that time, Death Benefit Option 1 will apply. (See discussion under heading “Changes to the Initial Specified Amount and Death Benefit Options” for details as to changes you are permitted to make in your choice of death benefit option after your Policy has been issued). Your registered representative can assist you in determining the option that best meets your needs. The following table provides more information about the death benefit options.
Option	Death Benefit Proceeds Equal to the	Variability
1
The greater of: the Specified Amount less Debt or a percentage of the Accumulation Value equal to that required by the Internal
Revenue Code to maintain the Policy as a life insurance policy less
Debt. The Death Benefit Proceeds are reduced by any Partial
Surrenders after the date of death of the second Insured.
May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the Sub-Accounts or the interest credited to the Fixed Account and Indexed Account.
2
The greater of:
a)the sum of the Specified Amount plus the Accumulation Value as of the date of the second Insured’s death, less any Partial
Surrenders and Debt after the date of death; or
b)the Account Value multiplied by the corridor factor less any
Partial Surrenders or Debt after the date of death of the second
Insured.
May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the Sub-Accounts or the interest credited to the Fixed Account and Indexed Account.
Option	Death Benefit Proceeds Equal to the	Variability
3	Sum of the Specified Amount plus the accumulated Premiums, up to the Death Benefit Option 3 limit as shown on the Policy Specifications less any Partial Surrenders and Debt after the date of death.	Will generally increase, depending on the amount of Premium paid.
A Partial Surrender after the date of death is an amount we may have paid to the Owner after the date of the Insured’s death but before the death of the Insured was reported to us. Your choice of death benefit option will impact the Cost of Insurance Charge because the Cost of Insurance Charge is based upon the Net Amount at Risk. The Net Amount at Risk for your Policy is the difference between the death benefit and the Accumulation Value of your Policy. Therefore, for example, if you choose Death Benefit Option 1, if your Accumulation Value increases (because of positive investment results), your Cost of Insurance Charge will be less than if your Accumulation Value did not increase or declined. Non-guaranteed Cost of Insurance Rates will vary by Death Benefit Option, Specified Amount, issue age and premium class. (See section headed “Cost of Insurance” for discussion of Cost of Insurance Charges.) The death benefit payable under any of the death benefit options will also be reduced by the amount necessary to repay the Debt in full and, if the Policy is within the Grace Period, any payment required to keep the Policy in force. Partial Surrenders may also reduce the death benefit payable under any of the death benefit options (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender will have on the death benefit payable under each option.)Changes to the Initial Specified Amount and Death Benefit Options Within certain limits, you may decrease (reduce) or, with satisfactory evidence of insurability, while both Insured are living, increase the Specified Amount. Any increase in Specified Amount may increase the Net Amount at Risk and the Cost of Insurance Charge. Non-guaranteed Cost of Insurance Rates will vary by Death Benefit Option, Specified Amount, issue age and premium class. (See the “Cost of Insurance Charge” section of this prospectus.) The minimum Specified Amount is currently $250,000 (other limits may apply when your Policy is not fully underwritten). No increases are allowed within the first year. After the first year, one increase is allowed per year. A Partial Surrender may reduce the Specified Amount. If the Specified Amount is reduced as a result of a Partial Surrender, the death benefit may also be reduced. (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender may have on the Specified Amount.) The death benefit option may be changed to Death Benefit Option 1, subject to our consent after the first Policy Year, as long as the Policy is in force. You must submit all requests for a change to Death Benefit Option 1 and changes in the Specified Amount in writing to our Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.
Option change	Impact
2 to 1	The Specified Amount will be increased by the Accumulation Value of the effective date of the change.
3 to 1	The Specified Amount will be increased by accumulated Premiums up to the Death Benefit Option 3 limit as shown on the Policy Specifications as of the effective date of the change.
Death Benefit Option 2 or Death Benefit Option 3 may only be elected at the time you apply for your Policy.If you increase the Specified Amount, there will be additional Surrender Charges in the event you request a surrender of the Policy. A Surrender Charge may apply to a Reduction in Specified Amount. Please refer to the Surrender Charges section of this prospectus for more information on conditions that would cause a Surrender Charge to be applied. A table of Surrender Charges is included in the Specifications Pages of each Policy. Any Reduction in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to your Policy. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium. We may decline any request for Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount. We may also decline such a request if it would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law according to the death benefit qualification test you elected at the time you applied for the Policy. Also, because the death benefit qualification tests, as discussed below, require certain ratios between Premium and death benefit and between the Policy’s Accumulation Value and death benefit, we may increase the Policy's death benefit above the Specified Amount in order to satisfy the test you elected. If the increase in the Policy's death benefit causes an increase in the Net Amount at Risk, charges for the Cost of Insurance Charge will increase as well. Any change is effective on the first Monthly Anniversary Day on, or after, the date of approval of the request by Lincoln Life, provided that any increase in cost is either included in a Premium Payment by you or the Policy’s Accumulation Value is sufficient to cover the increased Monthly Deduction. If the Monthly Deduction amount would increase as a result of the change, the changes will be effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount.Death Benefit Qualification Test You will have the opportunity to choose between the two death benefit qualification tests defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”), the “Cash Value Accumulation Test” and the “Guideline Premium Test”. If you do not choose a death benefit qualification test at that time, you will be deemed to have chosen the Guideline Premium Test. Once your Policy has been issued and is in force, the death benefit qualification test cannot be changed. The Cash Value Accumulation Test is not available if you choose Death Benefit Option 3. The Guideline Premium Test calculates the maximum amount of Premium that may be paid to provide the desired amount of insurance for Insureds of a particular age. Because payment of a Premium amount in excess of this amount will disqualify the Policy as life insurance, we will return to you any amount of such excess. The test also applies a prescribed percentage factor, to determine a minimum ratio of death benefit to Accumulation Value. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy. The Cash Value Accumulation Test requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the “Net Single Premium” required to fund the future benefits under the Policy. (The “Net Single Premium” is calculated in accordance with Section 7702 of the Code and is based on each Insured’s age, risk classification and gender.) At any time the Accumulation Value is greater than the Net Single Premium for the proposed death benefit, the death benefit will be automatically increased by multiplying the Accumulation Value by a percentage that is defined as $1,000 divided by the Net Single Premium. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy. The tests differ as follows: (1) The Guideline Premium Test expressly limits the amount of Premium that you can pay into your Policy; while the Cash Value Accumulation Test does not. (2) The factors that determine the minimum death benefit relative to the Policy’s Accumulation Value are different and required increases in the minimum death benefit due to growth in Accumulation Value will generally be greater under the Cash Value Accumulation Test. (3) If you wish to pay more Premium than is permitted under the Guideline Premium Test, for example to target a funding objective, you should consider the Cash Value Accumulation Test, because it generally permits the payment of higher amounts of Premium. Please note that payment of higher Premiums could also cause your Policy to be deemed a MEC (see Tax Issues, sub-section Policies That Are MECs in your prospectus). (4) If your primary objective is to maximize the potential for growth in Accumulation Value, or to conserve Accumulation Value, generally the Guideline Premium Test will better serve this objective. (5) While application of either test may require an increase in death benefit, any increase in the Cost of Insurance Charges that arises as a result of the increase in the Policy’s Net Amount at Risk will generally be less under the Guideline Premium Test than under the Cash Value Accumulation Test. This is because the required adjustment to the death benefit under the Guideline Premium Test is lower than that which would result under the Cash Value Accumulation Test. You should consult with a qualified tax advisor before choosing the death benefit qualification test. Please ask your registered representative for illustrations which demonstrate the impact of selection of each test on the particular Policy, including any riders, which you are considering.Payment of Death Benefit Proceeds Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of both Insureds. This notification must include a certified copy of an official death certificate for each Insured, a certified copy of a decree of a court of competent jurisdiction as to the finding of death for each Insured, or any other proof satisfactory to us. After receipt at our Administrative Office of proof of death of both Insureds and any other necessary claims requirements, the Death Benefit Proceeds will be paid. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the Owner or the Beneficiary. Payment of the Death Benefit Proceeds may be delayed if your Policy is contested or if Separate Account Values cannot be determined.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changes to the Initial Specified Amount and Death Benefit Options Within certain limits, you may decrease (reduce) or, with satisfactory evidence of insurability, while both Insured are living, increase the Specified Amount. Any increase in Specified Amount may increase the Net Amount at Risk and the Cost of Insurance Charge. Non-guaranteed Cost of Insurance Rates will vary by Death Benefit Option, Specified Amount, issue age and premium class. (See the “Cost of Insurance Charge” section of this prospectus.) The minimum Specified Amount is currently $250,000 (other limits may apply when your Policy is not fully underwritten). No increases are allowed within the first year. After the first year, one increase is allowed per year. A Partial Surrender may reduce the Specified Amount. If the Specified Amount is reduced as a result of a Partial Surrender, the death benefit may also be reduced. (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender may have on the Specified Amount.) The death benefit option may be changed to Death Benefit Option 1, subject to our consent after the first Policy Year, as long as the Policy is in force. You must submit all requests for a change to Death Benefit Option 1 and changes in the Specified Amount in writing to our Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.
Option change	Impact
2 to 1	The Specified Amount will be increased by the Accumulation Value of the effective date of the change.
3 to 1	The Specified Amount will be increased by accumulated Premiums up to the Death Benefit Option 3 limit as shown on the Policy Specifications as of the effective date of the change.
Death Benefit Option 2 or Death Benefit Option 3 may only be elected at the time you apply for your Policy.If you increase the Specified Amount, there will be additional Surrender Charges in the event you request a surrender of the Policy. A Surrender Charge may apply to a Reduction in Specified Amount. Please refer to the Surrender Charges section of this prospectus for more information on conditions that would cause a Surrender Charge to be applied. A table of Surrender Charges is included in the Specifications Pages of each Policy. Any Reduction in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to your Policy. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium. We may decline any request for Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount. We may also decline such a request if it would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law according to the death benefit qualification test you elected at the time you applied for the Policy. Also, because the death benefit qualification tests, as discussed below, require certain ratios between Premium and death benefit and between the Policy’s Accumulation Value and death benefit, we may increase the Policy's death benefit above the Specified Amount in order to satisfy the test you elected. If the increase in the Policy's death benefit causes an increase in the Net Amount at Risk, charges for the Cost of Insurance Charge will increase as well. Any change is effective on the first Monthly Anniversary Day on, or after, the date of approval of the request by Lincoln Life, provided that any increase in cost is either included in a Premium Payment by you or the Policy’s Accumulation Value is sufficient to cover the increased Monthly Deduction. If the Monthly Deduction amount would increase as a result of the change, the changes will be effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount.Death Benefit Qualification Test You will have the opportunity to choose between the two death benefit qualification tests defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”), the “Cash Value Accumulation Test” and the “Guideline Premium Test”. If you do not choose a death benefit qualification test at that time, you will be deemed to have chosen the Guideline Premium Test. Once your Policy has been issued and is in force, the death benefit qualification test cannot be changed. The Cash Value Accumulation Test is not available if you choose Death Benefit Option 3. The Guideline Premium Test calculates the maximum amount of Premium that may be paid to provide the desired amount of insurance for Insureds of a particular age. Because payment of a Premium amount in excess of this amount will disqualify the Policy as life insurance, we will return to you any amount of such excess. The test also applies a prescribed percentage factor, to determine a minimum ratio of death benefit to Accumulation Value. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy. The Cash Value Accumulation Test requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the “Net Single Premium” required to fund the future benefits under the Policy. (The “Net Single Premium” is calculated in accordance with Section 7702 of the Code and is based on each Insured’s age, risk classification and gender.) At any time the Accumulation Value is greater than the Net Single Premium for the proposed death benefit, the death benefit will be automatically increased by multiplying the Accumulation Value by a percentage that is defined as $1,000 divided by the Net Single Premium. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy. The tests differ as follows: (1) The Guideline Premium Test expressly limits the amount of Premium that you can pay into your Policy; while the Cash Value Accumulation Test does not. (2) The factors that determine the minimum death benefit relative to the Policy’s Accumulation Value are different and required increases in the minimum death benefit due to growth in Accumulation Value will generally be greater under the Cash Value Accumulation Test. (3) If you wish to pay more Premium than is permitted under the Guideline Premium Test, for example to target a funding objective, you should consider the Cash Value Accumulation Test, because it generally permits the payment of higher amounts of Premium. Please note that payment of higher Premiums could also cause your Policy to be deemed a MEC (see Tax Issues, sub-section Policies That Are MECs in your prospectus). (4) If your primary objective is to maximize the potential for growth in Accumulation Value, or to conserve Accumulation Value, generally the Guideline Premium Test will better serve this objective. (5) While application of either test may require an increase in death benefit, any increase in the Cost of Insurance Charges that arises as a result of the increase in the Policy’s Net Amount at Risk will generally be less under the Guideline Premium Test than under the Cash Value Accumulation Test. This is because the required adjustment to the death benefit under the Guideline Premium Test is lower than that which would result under the Cash Value Accumulation Test. You should consult with a qualified tax advisor before choosing the death benefit qualification test. Please ask your registered representative for illustrations which demonstrate the impact of selection of each test on the particular Policy, including any riders, which you are considering.
Item 11. Other Benefits Available (N-6) [Text Block]	OTHER BENEFITS AVAILABLE UNDER THE POLICY In addition to the Death Benefit under the Policy, other standard and optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table. More information about each rider follows the table.
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Enhanced Overloan Protection Endorsement	Provides that your Policy will not lapse solely based on Debt exceeding the Surrender Value	Standard
•Automatically issued at Policy purchase if Guideline
Premium Test is chosen. Not available if Cash Value
Accumulation Test is chosen.
•The Policy cannot be a Modified Endowment
Contract.
•Death Benefit Option 1 must be in effect when
exercised.
•Once you exercise the benefit, the following changes
will be made to your Policy:
•We will no longer allow Premium Payments, Policy
Loans, Partial Surrenders, or changes to the Specified
Amount.
•No loan repayments will be accepted.
•All other riders will be terminated.
•No additional Monthly Deductions will be taken.
•The Separate Account Value will be transferred to the
Loan Account.
•The Policy will become paid-up insurance (i.e. no
further payment will be accepted).

Lincoln Survivorship LifeAssure® Accelerated Benefits Rider	Advances up to 100% of the Original Benefit upon the occurrence of a chronic or terminal illness.	Optional
•Available at Policy purchase only.
•Can only be exercised after the death of one Insured.
•Availability subject to underwriting criteria (including
age and state of health) at time of Policy purchase
only.
•The chronic or terminal illness must meet conditions
of the Rider to qualify for payments.
•Benefit payments received will be less than the
amount accelerated because each payment is subject
to a discount factor for early payment.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit Rider for Terminal Illness	Advances up to the Eligible Specified Amount upon the occurrence of a terminal illness.	Optional
•Available at Policy purchase only.
•Will only be paid once and will be paid as a lump
sum.
•Can only be exercised after the death of one Insured.
•Availability subject to underwriting criteria (including
age and state of health) at time of Policy purchase.
•The Eligible Insured must meet the conditions of the
Rider to qualify for payments under terminal illness.
•Benefit payment received will be less than the amount
accelerated because payment is subject to a discount
factor for early payment.
•Advances up to a maximum gross amount of
$250,000 upon the occurrence of a terminal illness.

Lincoln Enhanced Allocation Rider	Provides an Enhanced Value Benefit if conditions are met.	Optional
•Available at Policy purchase.
•Benefit ceases to be available on the Policy when
policyholder terminates, surrenders, dies, lapses or
has no available money in the separate account.
•The Lincoln Enhanced Allocation Rider charge will not
be subtracted from the Policy’s Fixed Account and
Indexed Account.

Supplemental Survivorship Term Insurance Rider (Estate Protection Rider)	Provides term insurance coverage in the amount you select (the “Term Insurance Benefit Amount”) which ends on the fourth anniversary of the Effective Date of the rider.	Optional	•Available at Policy purchase only.
Dollar Cost Averaging
An investment
strategy that divides
up the total amount
to be invested in one
or more Sub-
Accounts over a
specified period of
time. This averages
the purchase cost of
the assets over time
and helps to reduce
the potential impact
of market volatility.
Optional
•Available at Policy issue or any time after Policy issue
by contacting our Administrative Office.
•You may select a quarterly, semi-annual or annual
basis.
•Transfers from the Fixed Account can only be elected
at the time your Policy is issued.
•Systematically transfers amounts from the money
market Sub-Account or on a limited basis from the
Fixed Account.
•Automatically terminates under certain conditions.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Automatic Rebalancing	To periodically restore Sub-Account exposure to a pre- determined level selected by the policyholder to reduce potential risk of exposure to market volatility.	Optional
•Available at Policy issue or any time after Policy issue
by contacting our Administrative Office.
•You may select a quarterly, semi-annual or annual
basis.
•The Fixed Account and the Indexed Account are not
subject to rebalancing.
•May be elected, terminated, or the allocation may be
changed at any time.

Policy Loans	Borrow against the Surrender Value of your Policy.	Optional
•We may limit the amount of your loan so that total
Debt under the Policy will not exceed 90% of an
amount equal to the Accumulation Value less
Surrender Charge.
•Amounts transferred to the Loan Account do not
participate in the performance of the Sub-Accounts or
the Fixed Account.

Enhanced Overloan Protection Endorsement. If this Endorsement is issued with your Policy, you meet the requirements as described in the Endorsement (see below) and the benefit is exercised, your Policy will not lapse due to insufficient value. It is limited, in that it does not provide any additional death benefit or any increase in Accumulation Value. Also, it does not provide any type of market performance guarantee. We will automatically issue this Endorsement with your Policy if the death benefit qualification test chosen is the Guideline Premium Test. This Endorsement is not available if you have chosen the Cash Value Accumulation Test as the basis for the Policy qualifying as life insurance under federal tax law and the benefit is not available to you if the Policy is a Modified Endowment Contract. In addition to the conditions mentioned above the following must be met at the time the benefit is exercised: •Policy Debt is larger than the Specified Amount; •The Policy has been in force for a minimum number of Policy Years (“Minimum Policy Years in force”) as shown in the Policy Specifications; •At least one of the Insureds identified in the Policy Specifications has attained the age shown as the “Minimum Attained Age” in the Policy Specifications; •A level Death Benefit must be in effect; •Debt must be equal to or greater than 100% of the Accumulation Value or Policy Value, if applicable; •The Accumulation Value or Policy Value, as applicable, must be greater than the Specified Amount. When the benefit is exercised, the following changes will be made to your Policy: 1. We will no longer allow Premium Payments, Partial Surrenders, Loans, Withdrawals or changes to the Specified Amount; 2. All other riders will be terminated; 3. The Separate Account Value (also referred to the “Variable Account Value” in the Endorsement), if any, will be transferred to the Loan Account. (This transfer will not be subject to any limitations that may otherwise be in effect and will not be assessed a charge. Also, no further transfers will be allowed, and Dollar Cost Averaging and Automatic Rebalancing will end); and 4. The death benefit will be determined as provided by the Policy but will be no less than the greater of the following amounts, less Debt: (i) net death benefit, less Debt, (Account Value multiplied by a percentage to maintain life insurance status); or (ii) a percentage of residual death benefit from the Specified Amount. Termination of Endorsement. The Endorsement and all rights under it will terminate upon the earliest of the following: 1. Upon surrender of the Policy; 2. Upon death of the second Insured; and 3. Upon lapse if not protected by the Enhanced Overloan Protection Endorsement. (Please refer to the conditions above.) If the Policy is reinstated, the Enhanced Overloan Protection Endorsement will automatically reinstate. You should consult with a qualified tax advisor before exercising this Endorsement, as there may be tax consequences. Also, we will provide you with notice the first time your Policy meets all the conditions and requirements noted above. We strongly recommend that you carefully monitor the performance of your Policy by annually reviewing a projection of the Policy’s benefits and values (an “illustration”) in order to improve your opportunity of meeting the requirements and conditions of the Endorsement.Lincoln Survivorship LifeAssure® Accelerated Benefits Rider. The availability of this Rider is based upon the Eligible Insured meeting our underwriting criteria (including each Insured’s age, gender, and the state of each Insured’s health at the time of your application). Each Insured must apply for this Rider at the time you apply for your Policy. While there is no charge for this Rider, there is an Administrative Fee charged. It is deducted upon the first monthly benefit payment of the benefit period for chronic illness or from each annual lump sum benefit payment for chronic and terminal illness. This Rider provides for the acceleration of up to 100% of the Original Benefit Amount, which is the lesser of the Specified Amount or the Lifetime Maximum Limit as shown on your Policy Specifications, upon occurrence of a Qualifying Event provided all of the terms and conditions of this Rider have been met including the death of one Insured. Benefits will only be paid if the Eligible Insured experiences one of the Qualifying Events, described below: (1) the Eligible Insured is certified as Chronically Ill as defined in the Rider; or (2) the Eligible Insured is certified as Terminally Ill as defined in the Rider. Note: The amount accelerated will be subject to a discount factor for early payment of benefits. Benefit payments received will be less than the amount accelerated. There is no waiting period to receive a benefit under this Rider once all Conditions for Eligibility for Benefit Payments, described below, have been satisfied. The benefit payment is payable immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this Rider. This Rider’s benefits will be paid to the Owner or Owner’s estate while the Eligible Insured is living, unless the benefit has been otherwise assigned or designated by the Owner. This Rider’s benefits will only be paid by check or other method made available by us. Any benefit requested during the Policy’s contestable period is subject to the “Incontestability” provision of the Policy. Concurrent with your election to accelerate the death benefit, you and any irrevocable Beneficiary will be given a statement demonstrating the effect of the acceleration of death benefits on the Accumulation Value, Specified Amount, Premium, Surrender Value, Cost of Insurance Charges, and loans. You will be given an additional statement with each benefit payment demonstrating the effect of the acceleration of death benefits on the above noted values. Benefit Payment Options A.For a Chronic Illness Qualifying Event The Eligible Insured has been certified with the preceding 12 months by a Licensed Health Care Practitioner in a Written Certification as either: 1.Being unable to perform (without substantial assistance from another individual) at least two Activities of Daily Living for a period of at least 90 days due to a loss of functional capacity (bathing, continence, dressing, eating, toileting or transferring); or 2.Requiring substantial supervision from another individual to protect the Eligible Insured from threats to heath and safety due to severe cognitive impairment. You may submit a request to receive Chronic Illness benefit payments as either (a) an annual lump sum benefit amount; or (b) monthly benefit amounts. You cannot receive payment of more than one Chronic Illness benefit per Benefit Period (a period of time equal to twelve consecutive months). We must receive and approve a written certification prior to the start of any Benefit Period in order for you to be eligible to receive a Chronic Illness benefit payment, provided all other Conditions for Eligibility for Benefit Payments are met. The amount accelerated will be greater than the Chronic Illness benefit payment and will be determined by dividing the requested benefit payment (subject to the minimum and maximum described below), by the applicable Chronic Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount, which is an amount equal to the Original Benefit Amount adjusted by subtracting the amount of all Chronic Illness benefits paid divided by the applicable Chronic Illness actuarial discount factor, and subtracting the Terminal Illness benefit paid divided by the Terminal Illness actuarial discount factor. There is a minimum Chronic Illness benefit that may be made. The minimum payment will be the least of: 1.$50,000; 2.5% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or 3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor. There is a maximum Chronic Illness benefit payment that may be made. The maximum payment will be the least of: 1.an amount equal to the annual equivalent of the Per Diem Limit (Per Diem Limit is established annually by the Internal Revenue Service); 2.25% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or 3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor. B.For a Terminal Illness Qualifying Event The Eligible Insured has been certified by a Physician, in a Written Certification, that the Eligible Insured has an illness or physical condition which has reduced the Eligible Insured’s life expectancy to 12 months or less. The maximum Terminal Illness benefit payment will be the lesser of the following: 1.50% of the Remaining Benefit Amount; or 2.$250,000 Note: This benefit will only be paid once and will be paid as a lump sum. If you request less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount. Conditions for Eligibility for Benefit Payments: You are eligible to receive an accelerated death benefit payment if the Policy and this Rider are in force when all of the following requirements are met: 1. You or someone on your behalf must provide us with proof of death of the first Insured. 2.Our receipt and approval of the following documentation provided by you: a.Certification of either: i.For Chronic Illness, Written Certification by a Licensed Health Care Practitioner, independent of us, that the Eligible Insured is a Chronically Ill individual; or ii.For Terminal Illness, Terminally Ill Certification by a Physician that the Eligible Insured is Terminally Ill. b.A written consent to make such payment from any assignee of record named under the Policy or any irrevocable Beneficiary named under the Policy. 3.We complete, at our discretion and expense, a personal interview with, and an assessment of, the Eligible Insured, including examination or tests by a Licensed Health Care Practitioner or Physician of our choice for the Chronic Illness Qualifying Event or for the Terminal Illness Qualifying Event; and our receipt of copies of any relevant medical records from any health care provider involved in the Eligible Insured’s care. A Licensed Health Care Practitioner is a Physician, as defined in Section 1861(r)(1) of the Social Security Act, a registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the Secretary of Treasury, or qualifications to our satisfaction. If there is a difference in opinion between the Eligible Insured's Licensed Health Care Practitioner/Physician and our Licensed Health Care Practitioner/Physician, we will require that a third opinion be obtained from a Licensed Health Care Practitioner/Physician acceptable to us and you. This opinion will be at our expense and will be mutually binding; and 4.The Eligible Insured is living at the time all of the above requirements are met. Payment of an accelerated death benefit is due immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Benefit Requests: Subject to meeting all Conditions for Eligibility for Benefit Payments, you may request to receive accelerated death benefits under multiple Qualifying Events as follows: 1.A Chronic Illness benefit and then at a later date request to receive the Terminal Illness benefit. In the same Policy Month, you may receive both a Chronic Illness benefit and the Terminal Illness benefit; or 2.The Terminal Illness benefit and then at a later date request to receive a Chronic Illness benefit. Actuarial Discount Factors: A Chronic Illness actuarial discount factor will be applied to each Chronic Illness amount accelerated and a Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. Actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of: 1.the current yield on 90 day treasury bills available on the date the benefit payment is determined; or 2.the current Maximum Statutory Adjustable Policy Loan Interest Rate in effect on the date the benefit payment is determined. Benefit Periods for Chronic Illness Benefit Payments: Any Chronic Illness benefit payment will be paid to you at the start of a Benefit Period, which is no later than the first Monthly Anniversary Day following the date we approved all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments. We will not automatically send documentation to you for written certification to begin a new Benefit Period. A new Benefit Period may be requested during a current Benefit Period. However, a new Benefit Period will begin no earlier than the end of the current Benefit Period. A new Benefit Period will begin provided the following requirements are met: 1.this Rider is in force; 2.you Request a Chronic Illness benefit payment after the current Benefit Period has ended; and 3.we receive and approve all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments. Reduction in Benefit Payment Due to Debt: Any Chronic Illness benefit or Terminal Illness benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy. (Debt may also be referred to as Debt in the Policy.) The portion to be repaid will be determined by the product of the following: [A / B] * C where: A.is Debt; B.is the current Specified Amount immediately prior to a benefit payment; and C.is either i. or ii. noted below depending on the Qualifying Event: i.the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor; ii.the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor; or iii. the Chronic Illness Monthly Benefit Amount divided by the applicable Chronic Illness actuarial discount factor. If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Debt. Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a Reduction Ratio. The values that will be reduced are the following: 1.Specified Amount; 2.Accumulation Value a. The Reduction Ratio will be applied to the Accumulation Value in the following order: i.The Fixed Account Value and/or Sub-Account will be reduced in the same proportion as the balances are invested in such account; ii.If insufficient value exists in the Fixed Account and Sub-Accounts to cover the reduction in Accumulation Value, the Holding Account Value, if any, will be reduced; iii.If insufficient value exists in the Holding Account to cover the reduction in Accumulation Value, the most recently opened Segment, if any, will be reduced and will continue in successive order on a last in – first out basis. If multiple Segments were opened on the same Allocation Date, a prorated portion will be taken from each Segment. Debt will be reduced as noted in the “Reduction in Benefit Payment” provision. Any reduction in policy values and rider values will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The proportion by which the above values will be reduced will be based on a Reduction Ratio, determined as follows: Chronic Illness Benefit Payments: Each Chronic Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where: A.is the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor, and B.is the current Specified Amount immediately prior to a benefit payment. Terminal Illness Benefit Payment: The payment of the Terminal Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where: A.is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, and B.is the current Specified Amount immediately prior to the benefit payment. Effect of the first request for an accelerated death benefit payment: If the death of the Eligible Insured occurs after the Owner requests to receive accelerated death benefits but before any such benefits are received, the request shall be cancelled and the Death Benefit Proceeds will be paid pursuant to the Policy. The activation of the Enhanced Overloan Protection Endorsement will be considered a request to terminate this Rider. Effect on Policy and Riders after the first accelerated death benefit payment: The Cost of Insurance Rate will be based on the initial Specified Amount for the Policy when paying the first accelerated death benefit payment during and after acceleration. Each accelerated death benefit payment will reduce the Specified Amount used to determine the Policy’s Cost of Insurance. As a result, the Cost of Insurance and any Premiums necessary to keep the Policy in force will change. Each accelerated death benefit payment will reduce the No-Lapse Premium required to satisfy the terms of the No-Lapse Provision (if available). Note: You must continue to pay any Premiums necessary to keep the Policy in force as described in the Policy or in any applicable riders attached to the Policy. We will send you a report showing the change in current values under your Policy with each accelerated death benefit payment you receive. Upon the first acceleration, if there is an existing Participating Loan on your Policy, the loan will be converted to a Fixed Loan as described in the Policy. The loan conversion limitation of once per twelve-month period will not apply. After you have received an accelerated death benefit payment under this Rider, and while this Rider is in force, any loan taken will be a Fixed Loan, if applicable. The Loan Account, if any, will be reduced as noted in the “Reduction in Benefit Payment” section noted above. If the death of the Eligible Insured occurs while benefits are being received under this Rider, we will pay the Death Benefit Proceeds, which may be less than the Remaining Benefit Amount, and the Death Benefit Proceeds will be reduced by any decrease in the Remaining Benefit Amount after the date of the Eligible Insured’s death. Termination: The Rider and all rights provided under it will terminate upon the earliest of the following: a.The Policy terminates or is surrendered for its Surrender Value; b.the date we receive your request to terminate this Rider; c.The Remaining Benefit Amount is reduced to zero; d.The Policy’s Specified Amount and the Remaining Benefit Amount are reduced to zero, which will cause the termination of both this Rider and the Policy; e.The death of the Eligible Insured which will cause the Death Benefit Proceeds to become payable under the Policy. Termination of this Rider shall not prevent the payment of accelerated death benefits for any Qualifying Event that occurred while this Rider was in force except where amounts have been paid or are payable as Death Benefit Proceeds. Reinstatement: If you have not yet received an accelerated death benefit under this Rider, and the Policy is terminated and reinstated, you may reinstate this Rider as part of your Policy. Such reinstatement will be subject to satisfactory Evidence of Insurability and all other terms and conditions of the Policy. If any accelerated death benefits have been received under this Rider, this Rider may not be reinstated. Exclusions: This Rider does not provide an accelerated death benefit for Chronic Illness or Terminal Illness resulting from intentionally self-inflicted injury or attempted suicide, while sane or insane.Accelerated Death Benefit Rider for Terminal Illness. This Rider is available if both Insureds are living and meet our underwriting criteria (including the Eligible Insured’s age, gender, and state of the Eligible Insured’s health at the time of application). Each Eligible Insured must apply for this Rider at the time you apply for your Policy. While there is no charge for this Rider, there is an Administrative Fee charged at the time of acceleration. This Rider provides for the acceleration of a portion of the Policy’s Death Benefit, subject to the maximum Terminal Illness benefit shown on your Policy Specifications, upon occurrence of a Qualifying Event provided all terms of this Rider have been met including the death of one Insured. Note: The amount accelerated will be subject to a discount factor for early payment of benefits. The benefit payments received will be less than the amount accelerated. The benefit payment is payable immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this Rider. This Rider’s benefits will be paid to the Owner or Owner’s estate while the Eligible Insured is living, unless the benefit has been otherwise assigned or designated the Owner. This Rider’s benefits will only be paid by check, electronic funds transfer or other method made available by us. Any benefit requested during the Policy’s contestable period is subject to the “Incontestability” provision of the Policy. Concurrent with your election to accelerate the death benefit, you and any irrevocable Beneficiary will be given a statement demonstrating the effect of the acceleration of death benefits on the Accumulation Value, Specified Amount, Premium, Surrender Value, Cost of Insurance Charges, and loans. You will be given an additional statement with any benefit payment demonstrating the effect of the acceleration of death benefits on the above noted values. Benefit Payment Option The maximum Terminal Illness benefit payment will be the lesser of the following: 1. 50% of the Remaining Benefit Amount; or 2. $250,000 Note: This benefit will only be paid once and will be paid as a lump sum. If you request less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Policy’s Specified Amount. The amount accelerated shall be at least equal to the percentage of Eligible Specified Amount (the maximum amount you are eligible to accelerate) multiplied by the difference between the Policy’s current Accumulation Value less any applicable Surrender Charge shown in the Table of Surrender Charges in the Policy Specifications and any Debt. Conditions for Eligibility for Benefit Payment: You are eligible to receive an accelerated death benefit payment if the Policy and this Rider are in force when all of the following requirements are met: 1. You or someone on your behalf must provide us with proof of death of the first Insured; 2. Our receipt and approval of the following documentation provided by you: a.Written Certification of the Eligible Insured’s Terminal Illness. b.A written consent to make such payment from any assignee of record named under the Policy or any irrevocable Beneficiary named under the Policy. 3. We complete, at our discretion and expense, a personal interview with, and an assessment of, the Eligible Insured, including examination by a Physician of our choice; ; and our receipt of copies of any relevant medical records from any health care provider involved in the Eligible Insured’s care. If there is a difference in opinion between the Eligible Insured’s Physician and our Physician, we will require that a third opinion be obtained from a Physician acceptable to us and you. This opinion will be at our expense and will be mutually binding; and 4. The Eligible Insured is living at the time all of the above requirements are met. Payment of the accelerated death benefit is due immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Actuarial Discount Factors: A Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. Actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of: 1. the current yield on 90 day treasury bills available on the date the benefit payment is determined; or 2. the current Maximum Statutory Adjustable Policy Loan Interest Rate in effect on the date the benefit payment is determined. Reduction in Benefit Payment Due to Debt: The Terminal Illness benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy. (Debt may also be referred to as Debt in the Policy.) The portion to be repaid will be determined by the product of the following: [A / B] * C where: A.is Debt; B.is the current Specified Amount immediately prior to a benefit payment; and C.is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor. If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Debt. Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a Reduction Ratio. The values that will be reduced are the following: 1. Specified Amount; 2. Accumulation Value: a. The Reduction Ratio will be applied to the Accumulation Value in the following order: i. The Fixed Account Value and/or Sub-Account will be reduced in the same proportion as the balances are invested in such account; ii. If insufficient value exists in the Fixed Account and Sub-Accounts to cover the reduction in Accumulation Value, the Holding Account Value, if any, will be reduced; iii. If insufficient value exists in the Holding Account to cover the reduction in Accumulation Value, the most recently opened Segment, if any, will be reduced and will continue in successive over on a last in - first out basis. If multiple Segments were opened on the same Allocation Date, a prorated portion will be taken from each Segment. Debt will be reduced as noted in the “Reduction in Benefit Payment” provision. Any reduction in policy values and rider values will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The payment of the Terminal Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where: A. is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, and B. is the current Specified Amount immediately prior to the benefit payment. Effect of the request of a terminal illness accelerated death benefit payment: If a Death Benefit Option other than Death Benefit Option 1 is in effect, the Death Benefit Option will be changed to Death Benefit Option 1 prior to the benefit payment. No further Death Benefit Option changes will be permitted. If the death of the Eligible Insured occurs after Owner requests to receive accelerated death benefits but before any such benefits are received, the request shall be cancelled and the Death Benefit Proceeds will be paid pursuant to the Policy and this Rider’s “Termination” provision. Effect on Policy and Riders after request of a terminal illness accelerated death benefit payment: The benefit payment under this Rider will reduce certain policy and rider values by multiplying such values by a Reduction Ratio. Please refer to “Impact of Benefit Payments on Policy and Rider Values” and “Reduction Ratio” sections of the Policy Specifications for further information. Reductions in the Specified Amount may reduce the Policy’s Specified Amount below the Minimum Specified Amount shown in the Policy Specifications. The accelerated death benefit payment will reduce the No-Lapse Premium required to satisfy the terms of the No- Lapse Provision (if available). Change in Death Benefit Option and Restrictions on Policy Changes: If a Death Benefit Option other than Death Benefit Option I is in effect, the Death Benefit Option will be changed to Death Benefit Option I prior to the benefit payment. No further Death Benefit Option changes are permitted. Once acceleration under this Rider occurs, and while this Rider is in force, you cannot change the Specified Amount and you cannot change the Eligible Insured’s Premium Class. Payment of Premiums: You must continue to pay any Premiums necessary to keep the Policy in force as described in the Policy or in any applicable riders attached to the Policy. Partial Surrenders (“Withdrawals”): You cannot take a Partial Surrender in the same Policy Month that you receive the accelerated death benefit payment Loans: Upon acceleration of the death benefit, if there is an existing Participating Loan on your Policy, the loan will be converted to a Fixed Loan as described in the Policy. Any limitations on the timing of converting the loan option will not apply. The Loan Account, if any, will be reduced as noted in the “Reduction in Benefit Payment Due to Debt” section noted above. You cannot take a loan in the same Policy Month that you receive the accelerated death benefit payment. Any loan taken after you have received the accelerated death benefit payment under this Rider, and while this Rider is in force, will be a Fixed Loan. This Rider is available if both insureds are living at the time of application. However, it cannot be exercised until the death of one Insured and meeting our underwriting criteria (including the Eligible Insured’s age, gender, and state of the Eligible Insured’s health at the time of application.) We will send you a report showing the change in current values under your Policy with the accelerated death benefit payment you receive. Termination: The Rider and all rights provided under it will terminate upon the earliest of the following: a. The Policy terminates or is surrendered for its Surrender Value; b. The date we receive your request to terminate this Rider; c. The death of the Eligible Insured which will cause the Death Benefit Proceeds to become payable under the Policy. Termination of this Rider shall not prevent the payment of the accelerated death benefit for any Qualifying Event that occurred while this Rider was in force except where amounts have been paid or are payable as Death Benefit Proceeds. Reinstatement: If you have not yet received the accelerated death benefit under this Rider, and the Policy is terminated and reinstated, you may reinstate this Rider as part of your Policy. Such reinstatement will be subject to satisfactory Evidence of Insurability and all other terms and conditions of the Policy. If any accelerated death benefits have been received under this Rider, this Rider may not be reinstated. Exclusions: This Rider does not provide an accelerated death benefit for Terminal Illness resulting from intentionally self-inflicted injury or attempted suicide, while sane or insane.Lincoln Enhanced Allocation Rider. You must apply for this Rider at the time you apply for your Policy. The Rider can provide a Lincoln Enhanced Allocation Rider Benefit Amount if the Lincoln Enhanced Allocation Rider Conditions are met. The Lincoln Enhanced Allocation Rider Benefit Amount uses the change in value of the S&P 500® Index to calculate a credit that will be applied to the Separate Account Value or Fixed Account Value, subject to the change in the value of the Index and certain factors as shown in your Policy Specifications. The current Index that is being used to calculate the Lincoln Enhanced Allocation Rider is the S&P 500® Index. If an Index is discontinued, or if an Index calculation changes substantially, we will select an alternative Index and you will be provided with a supplement to your prospectus in the event that such a change is made. The S&P 500® Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by The Lincoln National Life Insurance Company. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Lincoln National Life Insurance Company’s product is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index. The Rider’s benefits: Subject to the Lincoln Enhanced Allocation Rider Conditions described below, and following the Policy’s Right to Examine Period, beginning on the Initial Enhanced Allocation Option Start Date (the 15th day of the calendar month or the next business day, if this day coincides with a weekend, customary holiday, or a date in which the New York Stock Exchange is closed) and each Enhanced Allocation Option Start Date (the 15th of each subsequent calendar month following the Initial Enhanced Allocation Option Start Date) that this Rider is active, this Rider subtracts a portion of the Separate Account Value (the “Lincoln Enhanced Allocation Rider Charge”) and creates an Open Enhanced Allocation Option. The new Open Enhanced Allocation Option will credit a Lincoln Enhanced Allocation Rider Benefit Amount, if any, to the Accumulation Value on its Enhanced Allocation Option Maturity Date. If this Rider is inactive, a monthly Lincoln Enhanced Allocation Rider Charge will not be subtracted from the Separate Account Value and Enhanced Allocation Options will not be opened on subsequent Enhanced Allocation Option Start Dates. Each calendar month this Rider is in force, you can elect to have this Rider be active or inactive. We must receive your election no later than two business days prior to an Enhanced Allocation Option Start Date. If we receive your election to make this Rider active one business day prior to, or on an Enhanced Allocation Option Start Date the activation will be delayed until the next available Monthly Enhanced Allocation Option Date. If we receive your Election to make this Rider inactive one business day prior to, or on a Monthly Enhanced Allocation Option Date the deactivation will be delayed until the next available Monthly Enhanced Allocation Option Date. Each Enhanced Allocation Option has an Enhanced Allocation Option Duration which is the length of time it takes for an Enhanced Allocation Option to mature. The Enhanced Allocation Option Duration is shown in the Policy Specifications. Lincoln Enhanced Allocation Rider conditions: In order for an Enhanced Allocation Option to be created, the following conditions must be met on the Initial Enhanced Allocation Option Start Date and each Enhanced Allocation Option Start Date: a.The Policy must be in force; b.The Lincoln Enhanced Allocation Rider must be active; c.The Policy must have Separate Account Value; d.The Policy is not in a Grace Period; and e.The Insured is living (for a single life Policy) or at least one Insured is living (for a joint survivorship Policy). In order for you to receive a Lincoln Enhanced Allocation Rider Benefit Amount, the following conditions must be met on an Enhanced Allocation Option Maturity Date: a.The Policy must be in force; and b.The Insured is living (for a single life Policy) or at least one Insured is living (for a joint survivorship Policy). Any Lincoln Enhanced Allocation Rider Benefit Amount will be applied as explained in the ”Payment of Rider Benefit Amount” provision below. How we calculate the Lincoln Enhanced Allocation Rider Benefit Amount: One business day prior to the Initial Enhanced Allocation Option Start Date and one business day prior to each subsequent Enhanced Allocation Option Start Date that the Lincoln Enhanced Allocation Rider Conditions are met, a monthly Lincoln Enhanced Allocation Rider Charge will be subtracted from the Separate Account Value. The Lincoln Enhanced Allocation Rider Charge will be subtracted from any Sub-Account(s) in the same proportion as the balances invested in the total of such Sub-Account(s) as of the Enhanced Allocation Option Date. The Lincoln Enhanced Allocation Rider Charge is determined as follows: a.the monthly Lincoln Enhanced Allocation Rider Charge Rate shown in the Policy Specifications; b.multiplied by the Separate Account Value on the Enhanced Allocation Option Start Date. The Lincoln Enhanced Allocation Rider Charge will not be subtracted from the Policy’s Fixed Account or Index Account; it will only be subtracted from the Separate Account Value. Payment of Rider Benefit Amount: If your Policy has Separate Account Value on an Enhanced Allocation Option Maturity Date, any Lincoln Enhanced Allocation Rider Benefit Amount will be applied to the Sub-Account(s) in the same proportion as the balances invested in the total of such account(s) as of the Enhanced Allocation Option Maturity Date. If your Policy does not have Separate Account Value on an Enhanced Allocation Option Maturity Date and only has Fixed Account allocation instructions on an Enhanced Allocation Option Maturity Date, any Enhanced Allocation Rider Benefit Amount will be applied to the Fixed Account. . If your Policy does not have Separate Account Value on an Enhanced Allocation Option Maturity Date and only has Indexed Account Option(s) allocation instructions on an Enhanced Allocation Option Maturity Date, any Enhanced Allocation Rider Benefit Amount will be applied to the Holding Account until it is then applied to the appropriate Indexed Account Option(s). Impact on the Policy’s Grace Period: If the Policy is in a Grace Period and this Rider is active, Enhanced Allocation Options will not be created. However, if the Policy is in a Grace Period on an Enhanced Allocation Option Maturity Date, any Lincoln Enhanced Allocation Rider Benefit Amount will be applied to the Accumulation Value. Impact of Policy Surrender: If you request a Full Surrender of your Policy with any Enhanced Allocation Option(s) that have not reached their Enhanced Allocation Option Maturity Date(s), you will not receive any Lincoln Enhanced Allocation Rider Benefit Amount(s) for those Enhanced Allocation Option(s). Impact of Death: If the Insured’s death occurred with any Enhanced Allocation Option(s) that have not reached their Enhanced Allocation Option Maturity Date(s), you will not receive any Lincoln Enhanced Allocation Rider Benefit Amount(s) for those Enhanced Allocation Option(s).Reinstatement of this Rider: If the Policy terminates and is reinstated following Lapse, this Rider will be permanently inactive. Upon reinstatement, you will not receive any Lincoln Enhanced Allocation Rider Benefit Amount(s) for any Enhanced Allocation Options that reached their Enhanced Allocation Option Maturity Date(s) while the Policy was terminated. If this Rider is reinstated with any Enhanced Allocation Option(s) that have not reached their Enhanced Allocation Option Maturity Date(s) the crediting of any Lincoln Enhanced Allocation Rider Benefit Amount(s) will be applied to the Accumulation Value. When will this Rider terminate: This Rider and all rights under it will terminate upon the earliest of the following: a.The termination or lapse of the Policy; or b.The Policy Anniversary immediately prior to the younger Insured’s Attained Age 121. Supplemental Survivorship Term Insurance Rider (Estate Protection Rider). If desired, you must select this Rider when you initially apply for insurance. The Rider provides term insurance coverage in the amount you select (the “Term Insurance Benefit Amount”) which ends on the fourth anniversary of the Effective Date of the rider. Upon death of the second Insured, we will pay the Term Insurance Benefit Amount in addition to the Death Benefit Proceeds. There is a monthly Cost of Insurance Charge for this coverage during Policy Years 1-4. This Rider uses the same cost of insurance rates as the base Policy and is a charge per $1,000 of death benefit as provided by this Rider. This Rider terminates on the earliest of: 1)the date you request termination of the Rider; 2)when your Policy lapses; 3)when your Policy is fully surrendered; 4)on the fourth anniversary of the Effective Date of the Rider; or 5)the Second Death. If your Policy is reinstated, this Rider will likewise be reinstated. However, sufficient Premium must be paid to cover the Monthly Deduction including monthly rider costs.Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. There may be adverse tax consequences if your Policy lapses with an outstanding loan balance. Please see “POLICY LOANS” section for additional information.Optional Sub-Account Allocation Programs You may elect to participate in Dollar Cost Averaging or Automatic Rebalancing as described on an allocation form provided by us. There is currently no charge for these programs. You may participate in only one program at any time.Dollar Cost Averaging systematically transfers amounts from the money market Sub-Account or on a limited basis from the Fixed Account (transfers from the Indexed Account are not available). Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. Dollar Cost Averaging transfers from the Fixed Account can only be elected at the time your Policy is issued. Transfers from the money market Sub-Account may be elected at any time while your Policy is in force. Allocations may not be made to the same account from which amounts are to be transferred. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market. You may elect Dollar Cost Averaging at the time you apply for your Policy. In addition, you may elect Dollar Cost Averaging after your Policy has been issued by contacting our Administrative Office in writing at the address shown on the first page of this prospectus or by calling 1-800-487-1485. Dollar Cost Averaging terminates automatically: 1)if the value in the money market Sub-Account or on a limited basis from the Fixed Account (transfers from the Indexed Account are not available) is insufficient to complete the next transfer; 2)7 calendar days after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication; 3)after 12 or 24 months (as elected by you); or 4)if your Policy is surrendered or otherwise terminates. From time to time, we may offer special interest rate programs for Dollar Cost Averaging. Please consult your registered representative to determine the current availability and terms of these programs. We reserve the right to modify, suspend or terminate a Dollar Cost Averaging program. Any changes will not affect Owners currently participating in the Dollar Cost Averaging program.Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account and the Indexed Account are not subject to rebalancing. The pre-determined level is the allocation initially selected on the allocation form provided by us, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing. These transfers do not count against the free transfers available. Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund before electing to participate in Automatic Rebalancing. You may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated, or the allocation may be changed at any time, by contacting our Administrative Office.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Enhanced Overloan Protection Endorsement	Provides that your Policy will not lapse solely based on Debt exceeding the Surrender Value	Standard
•Automatically issued at Policy purchase if Guideline
Premium Test is chosen. Not available if Cash Value
Accumulation Test is chosen.
•The Policy cannot be a Modified Endowment
Contract.
•Death Benefit Option 1 must be in effect when
exercised.
•Once you exercise the benefit, the following changes
will be made to your Policy:
•We will no longer allow Premium Payments, Policy
Loans, Partial Surrenders, or changes to the Specified
Amount.
•No loan repayments will be accepted.
•All other riders will be terminated.
•No additional Monthly Deductions will be taken.
•The Separate Account Value will be transferred to the
Loan Account.
•The Policy will become paid-up insurance (i.e. no
further payment will be accepted).

Lincoln Survivorship LifeAssure® Accelerated Benefits Rider	Advances up to 100% of the Original Benefit upon the occurrence of a chronic or terminal illness.	Optional
•Available at Policy purchase only.
•Can only be exercised after the death of one Insured.
•Availability subject to underwriting criteria (including
age and state of health) at time of Policy purchase
only.
•The chronic or terminal illness must meet conditions
of the Rider to qualify for payments.
•Benefit payments received will be less than the
amount accelerated because each payment is subject
to a discount factor for early payment.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit Rider for Terminal Illness	Advances up to the Eligible Specified Amount upon the occurrence of a terminal illness.	Optional
•Available at Policy purchase only.
•Will only be paid once and will be paid as a lump
sum.
•Can only be exercised after the death of one Insured.
•Availability subject to underwriting criteria (including
age and state of health) at time of Policy purchase.
•The Eligible Insured must meet the conditions of the
Rider to qualify for payments under terminal illness.
•Benefit payment received will be less than the amount
accelerated because payment is subject to a discount
factor for early payment.
•Advances up to a maximum gross amount of
$250,000 upon the occurrence of a terminal illness.

Lincoln Enhanced Allocation Rider	Provides an Enhanced Value Benefit if conditions are met.	Optional
•Available at Policy purchase.
•Benefit ceases to be available on the Policy when
policyholder terminates, surrenders, dies, lapses or
has no available money in the separate account.
•The Lincoln Enhanced Allocation Rider charge will not
be subtracted from the Policy’s Fixed Account and
Indexed Account.

Supplemental Survivorship Term Insurance Rider (Estate Protection Rider)	Provides term insurance coverage in the amount you select (the “Term Insurance Benefit Amount”) which ends on the fourth anniversary of the Effective Date of the rider.	Optional	•Available at Policy purchase only.
Dollar Cost Averaging
An investment
strategy that divides
up the total amount
to be invested in one
or more Sub-
Accounts over a
specified period of
time. This averages
the purchase cost of
the assets over time
and helps to reduce
the potential impact
of market volatility.
Optional
•Available at Policy issue or any time after Policy issue
by contacting our Administrative Office.
•You may select a quarterly, semi-annual or annual
basis.
•Transfers from the Fixed Account can only be elected
at the time your Policy is issued.
•Systematically transfers amounts from the money
market Sub-Account or on a limited basis from the
Fixed Account.
•Automatically terminates under certain conditions.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Automatic Rebalancing	To periodically restore Sub-Account exposure to a pre- determined level selected by the policyholder to reduce potential risk of exposure to market volatility.	Optional
•Available at Policy issue or any time after Policy issue
by contacting our Administrative Office.
•You may select a quarterly, semi-annual or annual
basis.
•The Fixed Account and the Indexed Account are not
subject to rebalancing.
•May be elected, terminated, or the allocation may be
changed at any time.

Policy Loans	Borrow against the Surrender Value of your Policy.	Optional
•We may limit the amount of your loan so that total
Debt under the Policy will not exceed 90% of an
amount equal to the Accumulation Value less
Surrender Charge.
•Amounts transferred to the Loan Account do not
participate in the performance of the Sub-Accounts or
the Fixed Account.

Item 18. Portfolio Companies (N-6) [Text Block]	APPENDIX A: FUNDS AVAILABLE UNDER THE POLICY The following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P.	0.81%	17.18%	10.78%	7.55%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class A advised by AllianceBernstein L.P.	0.92%[2]	16.01%	13.56%	9.60%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	22.60%	13.65%	9.58%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2	0.91%[2]	16.17%	8.31%	5.78%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	38.49%	18.68%	14.36%
Long-term growth of capital and income.	American Funds Growth- Income Fund - Class 2	0.53%	26.14%	13.36%	10.91%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	15.84%	4.83%	3.41%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.83%	12.92%	10.73%	7.10%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.83%	6.19%	6.09%	2.96%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.66%	33.34%	16.54%	11.50%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.68%	36.09%	19.52%	14.68%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.67%	15.00%	12.34%	8.02%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.46%[2]	8.87%	7.25%	5.28%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.68%	13.73%	8.10%	5.70%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.90%	18.15%	8.42%	4.33%
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Service Class[4]	1.05%[2]	13.00%	N/A	N/A
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Fund - Service Class[4]	1.05%[2]	16.63%	N/A	N/A
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%[2]	46.32%	13.32%	11.67%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.77%[2]	16.41%	8.50%	6.55%
Long-term capital growth.	LVIP American Century Ultra Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	N/A	N/A	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	17.81%	13.66%	9.35%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	13.62%	N/A	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.42%[2]	11.68%	4.81%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%	5.07%	3.16%	2.19%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.82%[2]	13.06%	4.76%	3.85%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	12.35%	5.73%	N/A
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	16.01%	7.99%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	22.78%	14.99%	11.07%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	21.65%	14.73%	N/A
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	10.04%	3.12%	1.60%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.41%[2]	18.92%	6.73%	4.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	17.39%	12.81%	10.06%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	15.54%	11.42%	7.16%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	9.72%	4.23%	3.52%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	13.33%	4.97%	3.72%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	11.84%	4.56%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.75%	1.61%	0.99%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	11.76%	4.95%	3.98%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.37%	5.93%	1.50%	1.99%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.63%[2]	5.57%	2.38%	1.68%
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.54%[2]	6.24%	2.07%	2.09%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum total return, consistent with reasonable risk.	LVIP Macquarie Limited- Term Diversified Income Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.53%[2]	5.00%	1.88%	1.63%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.43%	11.24%	11.88%	8.62%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.80%[2]	16.45%	12.25%	8.36%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.45%	30.17%	15.86%	11.32%
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.72%	48.35%	18.38%	12.54%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.83%[2]	12.58%	6.45%	6.23%
Long-term capital appreciation.	LVIP Macquarie Value Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.68%	3.49%	8.10%	7.84%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	14.71%	9.83%	6.58%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	8.07%	11.38%	8.57%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	4.02%	-0.92%	0.26%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	20.11%	6.03%	3.45%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	5.30%	0.78%	1.49%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	10.73%	5.28%	4.09%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	17.57%	7.96%	4.02%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.35%[2]	16.05%	12.22%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	13.57%	7.38%	5.33%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	14.82%	8.04%	5.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	26.01%	15.41%	11.77%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	16.50%	9.52%	6.74%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%	10.27%	5.06%	3.97%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%	13.09%	7.12%	5.22%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	14.27%	7.69%	5.54%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	21.17%	13.50%	10.81%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	15.02%	6.15%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	6.00%	0.59%	1.27%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	25.22%	14.84%	11.09%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.34%[2]	15.36%	7.11%	4.00%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	17.24%	12.45%	7.71%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Standard Class[3] advised by Delaware Management Company	1.18%[2]	13.79%	4.20%	2.67%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Standard Class[3] advised by Delaware Management Company	0.78%	9.45%	10.21%	7.06%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.73%[2]	35.86%	15.89%	12.97%
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	10.44%	8.54%	6.53%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	-2.11%	8.31%	6.39%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	1.48%[2]	-7.85%	8.55%	-0.80%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.50%[2]	3.19%	-1.89%	-0.41%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	11.39%	6.39%	4.51%
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	13.47%	7.96%	5.58%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the Underlying Fund or the fund company. [2]This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Delaware Funds, Ivy Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P.	0.81%	17.18%	10.78%	7.55%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class A advised by AllianceBernstein L.P.	0.92%[2]	16.01%	13.56%	9.60%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	22.60%	13.65%	9.58%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2	0.91%[2]	16.17%	8.31%	5.78%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	38.49%	18.68%	14.36%
Long-term growth of capital and income.	American Funds Growth- Income Fund - Class 2	0.53%	26.14%	13.36%	10.91%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	15.84%	4.83%	3.41%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.83%	12.92%	10.73%	7.10%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.83%	6.19%	6.09%	2.96%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.66%	33.34%	16.54%	11.50%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.68%	36.09%	19.52%	14.68%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.67%	15.00%	12.34%	8.02%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.46%[2]	8.87%	7.25%	5.28%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.68%	13.73%	8.10%	5.70%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.90%	18.15%	8.42%	4.33%
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Service Class[4]	1.05%[2]	13.00%	N/A	N/A
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Fund - Service Class[4]	1.05%[2]	16.63%	N/A	N/A
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%[2]	46.32%	13.32%	11.67%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.77%[2]	16.41%	8.50%	6.55%
Long-term capital growth.	LVIP American Century Ultra Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	N/A	N/A	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	17.81%	13.66%	9.35%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	13.62%	N/A	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.42%[2]	11.68%	4.81%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%	5.07%	3.16%	2.19%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.82%[2]	13.06%	4.76%	3.85%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	12.35%	5.73%	N/A
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	16.01%	7.99%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	22.78%	14.99%	11.07%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	21.65%	14.73%	N/A
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	10.04%	3.12%	1.60%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.41%[2]	18.92%	6.73%	4.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	17.39%	12.81%	10.06%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	15.54%	11.42%	7.16%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	9.72%	4.23%	3.52%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	13.33%	4.97%	3.72%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	11.84%	4.56%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.75%	1.61%	0.99%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	11.76%	4.95%	3.98%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.37%	5.93%	1.50%	1.99%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.63%[2]	5.57%	2.38%	1.68%
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.54%[2]	6.24%	2.07%	2.09%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum total return, consistent with reasonable risk.	LVIP Macquarie Limited- Term Diversified Income Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.53%[2]	5.00%	1.88%	1.63%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.43%	11.24%	11.88%	8.62%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.80%[2]	16.45%	12.25%	8.36%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.45%	30.17%	15.86%	11.32%
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.72%	48.35%	18.38%	12.54%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.83%[2]	12.58%	6.45%	6.23%
Long-term capital appreciation.	LVIP Macquarie Value Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.68%	3.49%	8.10%	7.84%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	14.71%	9.83%	6.58%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	8.07%	11.38%	8.57%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	4.02%	-0.92%	0.26%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	20.11%	6.03%	3.45%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	5.30%	0.78%	1.49%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	10.73%	5.28%	4.09%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	17.57%	7.96%	4.02%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.35%[2]	16.05%	12.22%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	13.57%	7.38%	5.33%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	14.82%	8.04%	5.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	26.01%	15.41%	11.77%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	16.50%	9.52%	6.74%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%	10.27%	5.06%	3.97%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%	13.09%	7.12%	5.22%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	14.27%	7.69%	5.54%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	21.17%	13.50%	10.81%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	15.02%	6.15%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	6.00%	0.59%	1.27%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	25.22%	14.84%	11.09%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.34%[2]	15.36%	7.11%	4.00%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	17.24%	12.45%	7.71%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Standard Class[3] advised by Delaware Management Company	1.18%[2]	13.79%	4.20%	2.67%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Standard Class[3] advised by Delaware Management Company	0.78%	9.45%	10.21%	7.06%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.73%[2]	35.86%	15.89%	12.97%
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	10.44%	8.54%	6.53%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	-2.11%	8.31%	6.39%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	1.48%[2]	-7.85%	8.55%	-0.80%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.50%[2]	3.19%	-1.89%	-0.41%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	11.39%	6.39%	4.51%
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	13.47%	7.96%	5.58%

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
AssetEdge SVUL | FluctuatingInvestmentPerformanceMember
Prospectus:
Principal Risk [Text Block]	Fluctuating Investment Performance. A Sub-Account will increase and decrease in value according to investment performance of the Underlying Fund. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s and Underlying Fund’s objective and risk is found in this prospectus and in each Underlying Fund’s prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy’s Accumulation Value and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.
AssetEdge SVUL | PolicyValuesintheFixedAccountMember
Prospectus:
Principal Risk [Text Block]	Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company’s General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. We issue other types of insurance policies and financial products. In addition to any amounts we are obligated to pay in excess of policy value under the Policy, we also pay our obligations under other types of insurance policies and financial products. Obligations under these policies and financial products that are funded by our General Account include: (1) the obligation to keep the policy and any riders in force when the policy value is below zero and a no-lapse guarantee is in effect; (2) the obligation to pay or accelerate Death Benefits that exceed the Separate Account Value. Payment of these benefits and obligations is subject to our claims-paying ability and financial strength. We are also responsible for providing for all of the administrative services necessary in connection with the contracts (and bearing all of the associated expenses). Moreover, unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company’s General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners’ obligations. The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance company’s fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims-paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees. For more information, please see “Lincoln Life, The Separate Account and The General Account” or “Transfers” sections of this prospectus.
AssetEdge SVUL | CostsSubjecttoChangeMember
Prospectus:
Principal Risk [Text Block]	Costs Subject to Change. The Tables of Fees contained in this prospectus reflect the guaranteed maximum charges applicable to the Policy. At the time you purchase the Policy, some of those charges are likely to be assessed at rates less than the maximum rates shown but are subject to adjustment as described in the Policy Charges and Fees section. Such charges are referred to as non-guaranteed elements or “NGEs”. A change to one or more of these NGEs can affect your Policy's performance, including coverage duration, premiums required to keep your Policy in force, as well as the Policy's Surrender Value.
AssetEdge SVUL | UnsuitableforShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit protection, and it is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.
AssetEdge SVUL | PolicyLoansRiskMember
Prospectus:
Principal Risk [Text Block]	Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. There may be adverse tax consequences in the event that your Policy lapses with an outstanding loan balance.
AssetEdge SVUL | DecreasingDeathBenefitMember
Prospectus:
Principal Risk [Text Block]	Decreasing Death Benefit. Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy’s death benefit. Depending upon your choice of Death Benefit Option, adverse performance of the Sub-Accounts you choose may also decrease your Policy's death benefit.
AssetEdge SVUL | ConsequencesofSurrenderMember
Prospectus:
Principal Risk [Text Block]	Consequences of Surrender. Surrender Charges are assessed if you surrender your Policy within 9 Policy Years or within 9 years of a Specified Amount increase. There is no Surrender Charge assessed if you partially surrender your Policy; however a Surrender Charge will be assessed if you specifically request a Reduction in Specified Amount within the Surrender Charge period. (See the section headed “Surrender Charges” for a detailed discussion of when Surrender Charges are assessed.) Full or Partial Surrenders may result in tax consequences. Depending on the amount of Premium paid, or any Reduction in Specified Amount, there may be little or no Surrender Value available. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. Upon Full Surrender only, any Segments will receive the guaranteed rate prorated based on surrender date.
AssetEdge SVUL | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. As noted in greater detail in the section headed “Tax Issues”, the federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. You should always consult a tax advisor about the application of federal and state tax rules to your individual situation. The following discussion highlights tax risks in general, summary terms. There may be adverse tax consequences (i.e. a 10% penalty) in the event of a Surrender or withdrawal if the Owner is under the age of 59½.
AssetEdge SVUL | TaxTreatmentofLifeInsuranceContractsMember
Prospectus:
Principal Risk [Text Block]	Tax Treatment of Life Insurance Contracts. Your Policy is designed to qualify for the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy may still be life insurance but will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.
AssetEdge SVUL | TaxLawComplianceMember
Prospectus:
Principal Risk [Text Block]	Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy’s qualification as life insurance or may have other tax consequences.
AssetEdge SVUL | CyberSecurityandBusinessInterruptionRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate your policy value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber-security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions, including orders from Owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the Underlying Funds invest, which may negatively affect the value of the Underlying Funds and the value of your Policy. There can be no assurance that we or the Underlying Funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
AssetEdge SVUL | PolicyValuesintheIndexedAccountMember
Prospectus:
Principal Risk [Text Block]	Policy Values in the Indexed Account. Premium Payments and policy values allocated to the Indexed Account will first be deposited into the Holding Account. The Indexed Account and Holding Account assets are held in the Company's General Account. As is true of the Fixed Account, this means, that they are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. It is important to remember that you are relying on the financial strength of the Company for the fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. During the time values are allocated to the Indexed Account, the amount of interest credited on those values is dependent on the relative growth of an external index. While we guarantee that we will always credit interest at a minimum interest rate, if there comes a period of time in which the index fails to grow, Premium Payments may need to be increased in order to keep the Policy from terminating (“lapsing”). It is possible that we may not always offer the same or same number of Indexed Account Options, though we will always offer at least one and we will never pay less than the guaranteed interest that can be earned in any Indexed Account Option. An exception to this is if the Indexed Account itself is discontinued. In such case, you will be able to transfer your Policy values held in the Indexed Account to the Fixed Account or one or more Sub-Accounts of your choosing. However, if you do not tell us to where you would like those values transferred, they will be automatically reallocated to the Fixed Account. Finally, please note that, if the index we use is no longer available or changes the way it is calculated, we reserve the right to substitute the index with one of our choosing, subject to any required regulatory approvals. For more information, please see “Lincoln Life, The Separate Account and The General Account”, “Indexed Account” and “Transfers” sections of this prospectus.
AssetEdge SVUL | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Policy, including loss of principal.
AssetEdge SVUL | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.•Surrender Charges apply for up to 9 years from the Policy Date and up to 9 years from the date of any increase in your Specified Amount.•Charges may reduce the value of your Policy and death benefit.•Tax deferral is more beneficial to investors with a long-time horizon.
AssetEdge SVUL | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in the Policy is subject to the risk of poor investment performance of the investment options. Performance can vary depending on the performance of the investment options available under the Policy.•Each investment option (including a Fixed Account investment option) and Indexed Account Option has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.
AssetEdge SVUL | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	•Any obligations, guarantees, and benefits of the contract including the Fixed Account investment option are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life by calling 1-800-487-1485 or by visiting https://www.lfg.com/public/aboutus/investorrelations/financialinformation.•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/VULprospectus.
AssetEdge SVUL | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts and Indexed Account Option(s) you have chosen are adverse or are less favorable than anticipated.•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the Policy has Lapsed.
Principal Risk [Text Block]	Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Outstanding Policy Loans and Partial Surrenders will increase the risk of lapse. In addition to paying sufficient Premiums and being cognizant of the impact of outstanding Policy Loans and Partial Surrenders on policy values, your Policy may include a No-Lapse Provision. Your Policy may provide for up to a 20-Year No-Lapse period. If this provision is in effect and you pay the respective Premiums required by these provisions, your Policy will not enter the Grace Period and lapse during the applicable No-Lapse period even if the Net Accumulation Value of your Policy is insufficient to cover the Monthly Deductions. Once the No-Lapse period ends, if the Net Accumulation Value of your Policy is insufficient to cover the Monthly Deductions, your Policy may enter the Grace Period and lapse even if you pay the respective Premiums which you were required to pay during those periods. (See section headed “No-Lapse Provision” for more information about these provisions, including information about the death benefit payable.)
AssetEdge SVUL | ABVPSDiscoveryValuePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Discovery Value Portfolio - Class A
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	7.55%
AssetEdge SVUL | ABVPSSustainableGlobalThematicPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio - Class A
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.01%
Average Annual Total Returns, 5 Years [Percent]	13.56%
Average Annual Total Returns, 10 Years [Percent]	9.60%
AssetEdge SVUL | AmericanFundsGlobalGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Growth Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	22.60%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	9.58%
AssetEdge SVUL | AmericanFundsGlobalSmallCapitalizationFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term capital growth.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	16.17%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	5.78%
AssetEdge SVUL | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Portfolio Company Objective [Text Block]	Growth of capital.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	38.49%
Average Annual Total Returns, 5 Years [Percent]	18.68%
Average Annual Total Returns, 10 Years [Percent]	14.36%
AssetEdge SVUL | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital and income.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	26.14%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	10.91%
AssetEdge SVUL | AmericanFundsInternationalFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds International Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	3.41%
AssetEdge SVUL | ClearBridgeVariableMidCapPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class I
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	12.92%
Average Annual Total Returns, 5 Years [Percent]	10.73%
Average Annual Total Returns, 10 Years [Percent]	7.10%
AssetEdge SVUL | DWSAlternativeAssetAllocationVIPPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP Portfolio - Class A
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	2.96%
AssetEdge SVUL | FidelityVIPContrafundPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Service Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	33.34%
Average Annual Total Returns, 5 Years [Percent]	16.54%
Average Annual Total Returns, 10 Years [Percent]	11.50%
AssetEdge SVUL | FidelityVIPGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Service Class
Portfolio Company Objective [Text Block]	To achieve capital appreciation.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	36.09%
Average Annual Total Returns, 5 Years [Percent]	19.52%
Average Annual Total Returns, 10 Years [Percent]	14.68%
AssetEdge SVUL | FidelityVIPMidCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	15.00%
Average Annual Total Returns, 5 Years [Percent]	12.34%
Average Annual Total Returns, 10 Years [Percent]	8.02%
AssetEdge SVUL | FranklinIncomeVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 1
Portfolio Company Objective [Text Block]	To maximize income while maintaining prospects for capital appreciation.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	8.87%
Average Annual Total Returns, 5 Years [Percent]	7.25%
Average Annual Total Returns, 10 Years [Percent]	5.28%
AssetEdge SVUL | FranklinMutualSharesVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 1
Portfolio Company Objective [Text Block]	Capital appreciation; income is a secondary consideration.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	5.70%
AssetEdge SVUL | InvescoVIEQVInternationalEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund - Series I Shares
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	18.15%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	4.33%
AssetEdge SVUL | LincolnHedgedSP500ConservativeFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Conservative Fund - Service Class
Portfolio Company Objective [Text Block]	Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.00%
AssetEdge SVUL | LincolnHedgedSP500FundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Fund - Service Class
Portfolio Company Objective [Text Block]	Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.63%
AssetEdge SVUL | LVIPAllianceBernsteinLargeCapGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	46.32%
Average Annual Total Returns, 5 Years [Percent]	13.32%
Average Annual Total Returns, 10 Years [Percent]	11.67%
AssetEdge SVUL | LVIPAmericanCenturyBalancedFundStandardClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Balanced Fund - Standard Class II
Portfolio Company Objective [Text Block]	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.41%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	6.55%
AssetEdge SVUL | LVIPAmericanCenturyUltraFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Ultra Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%
AssetEdge SVUL | LVIPBaronGrowthOpportunitiesFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Service Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	17.81%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	9.35%
AssetEdge SVUL | LVIPBlackRockGlobalAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	13.62%
AssetEdge SVUL | LVIPBlackRockGlobalGrowthETFAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	4.81%
AssetEdge SVUL | LVIPBlackRockInflationProtectedBondFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	5.07%
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	2.19%
AssetEdge SVUL | LVIPBlackRockRealEstateFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	13.06%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	3.85%
AssetEdge SVUL | LVIPBlackRockUSGrowthETFAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	12.35%
Average Annual Total Returns, 5 Years [Percent]	5.73%
AssetEdge SVUL | LVIPDimensionalInternationalCoreEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional International Core Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	16.01%
Average Annual Total Returns, 5 Years [Percent]	7.99%
AssetEdge SVUL | LVIPDimensionalUSCoreEquity1FundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	22.78%
Average Annual Total Returns, 5 Years [Percent]	14.99%
Average Annual Total Returns, 10 Years [Percent]	11.07%
AssetEdge SVUL | LVIPDimensionalUSCoreEquity2FundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	21.65%
Average Annual Total Returns, 5 Years [Percent]	14.73%
AssetEdge SVUL | LVIPFranklinTempletonMultiFactorEmergingMarketsEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	10.04%
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	1.60%
AssetEdge SVUL | LVIPFranklinTempletonMultiFactorInternationalEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	18.92%
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	4.40%
AssetEdge SVUL | LVIPFranklinTempletonMultiFactorLargeCapEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	17.39%
Average Annual Total Returns, 5 Years [Percent]	12.81%
Average Annual Total Returns, 10 Years [Percent]	10.06%
AssetEdge SVUL | LVIPFranklinTempletonMultiFactorSMIDCapEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	15.54%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	7.16%
AssetEdge SVUL | LVIPGlobalConservativeAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.72%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	3.52%
AssetEdge SVUL | LVIPGlobalGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	13.33%
Average Annual Total Returns, 5 Years [Percent]	4.97%
Average Annual Total Returns, 10 Years [Percent]	3.72%
AssetEdge SVUL | LVIPGlobalModerateAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	3.56%
AssetEdge SVUL | LVIPGovernmentMoneyMarketFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Standard Class
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	4.75%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	0.99%
AssetEdge SVUL | LVIPJPMorganHighYieldFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan High Yield Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income; capital appreciation is the secondary objective.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.76%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	3.98%
AssetEdge SVUL | LVIPMacquarieBondFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	1.50%
Average Annual Total Returns, 10 Years [Percent]	1.99%
AssetEdge SVUL | LVIPMacquarieDiversifiedFloatingRateFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Diversified Floating Rate Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	5.57%
Average Annual Total Returns, 5 Years [Percent]	2.38%
Average Annual Total Returns, 10 Years [Percent]	1.68%
AssetEdge SVUL | LVIPMacquarieDiversifiedIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Diversified Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	2.09%
AssetEdge SVUL | LVIPMacquarieLimitedTermDiversifiedIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum total return, consistent with reasonable risk.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	5.00%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	1.63%
AssetEdge SVUL | LVIPMacquarieMidCapValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Mid Cap Value Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	11.24%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	8.62%
AssetEdge SVUL | LVIPMacquarieSMIDCapCoreFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie SMID Cap Core Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.45%
Average Annual Total Returns, 5 Years [Percent]	12.25%
Average Annual Total Returns, 10 Years [Percent]	8.36%
AssetEdge SVUL | LVIPMacquarieSocialAwarenessFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Social Awareness Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	30.17%
Average Annual Total Returns, 5 Years [Percent]	15.86%
Average Annual Total Returns, 10 Years [Percent]	11.32%
AssetEdge SVUL | LVIPMacquarieUSGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie U.S. Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	48.35%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	12.54%
AssetEdge SVUL | LVIPMacquarieUSREITFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie U.S. REIT Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	12.58%
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	6.23%
AssetEdge SVUL | LVIPMacquarieValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	3.49%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	7.84%
AssetEdge SVUL | LVIPMFSInternationalGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.71%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	6.58%
AssetEdge SVUL | LVIPMFSValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	8.07%
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	8.57%
AssetEdge SVUL | LVIPMondrianGlobalIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Average Annual Total Returns, 10 Years [Percent]	0.26%
AssetEdge SVUL | LVIPMondrianInternationalValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	20.11%
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	3.45%
AssetEdge SVUL | LVIPSSGABondIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Bond Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	0.78%
Average Annual Total Returns, 10 Years [Percent]	1.49%
AssetEdge SVUL | LVIPSSGAConservativeIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Conservative Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	10.73%
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]	4.09%
AssetEdge SVUL | LVIPSSGAInternationalIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.57%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	4.02%
AssetEdge SVUL | LVIPSSGAMidCapIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Mid-Cap Index Fund - Standard Class
Portfolio Company Objective [Text Block]	Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.05%
Average Annual Total Returns, 5 Years [Percent]	12.22%
AssetEdge SVUL | LVIPSSGAModerateIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Moderate Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	13.57%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	5.33%
AssetEdge SVUL | LVIPSSGAModeratelyAggressiveIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	5.72%
AssetEdge SVUL | LVIPSSGASP500IndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	26.01%
Average Annual Total Returns, 5 Years [Percent]	15.41%
Average Annual Total Returns, 10 Years [Percent]	11.77%
AssetEdge SVUL | LVIPSSGASmallCapIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	16.50%
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	6.74%
AssetEdge SVUL | LVIPStructuredConservativeAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Conservative Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	10.27%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	3.97%
AssetEdge SVUL | LVIPStructuredModerateAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	5.22%
AssetEdge SVUL | LVIPStructuredModeratelyAggressiveAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	14.27%
Average Annual Total Returns, 5 Years [Percent]	7.69%
Average Annual Total Returns, 10 Years [Percent]	5.54%
AssetEdge SVUL | LVIPTRowePriceStructuredMidCapGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	21.17%
Average Annual Total Returns, 5 Years [Percent]	13.50%
Average Annual Total Returns, 10 Years [Percent]	10.81%
AssetEdge SVUL | LVIPUSGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.02%
Average Annual Total Returns, 5 Years [Percent]	6.15%
AssetEdge SVUL | LVIPVanguardBondAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard Bond Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return consistent with the preservation of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	1.27%
AssetEdge SVUL | LVIPVanguardDomesticEquityETFFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard Domestic Equity ETF Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	25.22%
Average Annual Total Returns, 5 Years [Percent]	14.84%
Average Annual Total Returns, 10 Years [Percent]	11.09%
AssetEdge SVUL | LVIPVanguardInternationalEquityETFFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard International Equity ETF Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	4.00%
AssetEdge SVUL | LVIPWellingtonSMIDCapValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Wellington SMID Cap Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.24%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	7.71%
AssetEdge SVUL | MacquarieVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Emerging Markets Series - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	13.79%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	2.67%
AssetEdge SVUL | MacquarieVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Small Cap Value Series - Standard Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.45%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	7.06%
AssetEdge SVUL | MFSVITGrowthSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Growth Series - Initial Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	35.86%
Average Annual Total Returns, 5 Years [Percent]	15.89%
Average Annual Total Returns, 10 Years [Percent]	12.97%
AssetEdge SVUL | MFSVITTotalReturnSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Total Return Series - Initial Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	10.44%
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	6.53%
AssetEdge SVUL | MFSVITUtilitiesSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Initial Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(2.11%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.39%
AssetEdge SVUL | PIMCOVITCommodityRealReturnStrategyPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class
Portfolio Company Objective [Text Block]	Maximum real return, consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	(7.85%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	(0.80%)
AssetEdge SVUL | TempletonGlobalBondVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 1
Portfolio Company Objective [Text Block]	High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	3.19%
Average Annual Total Returns, 5 Years [Percent]	(1.89%)
Average Annual Total Returns, 10 Years [Percent]	(0.41%)
AssetEdge SVUL | TOPSBalancedETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Balanced ETF Portfolio – Class 2 Shares
Portfolio Company Objective [Text Block]	Income and capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.39%
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	4.51%
AssetEdge SVUL | TOPSModerateGrowthETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF Portfolio – Class 2 Shares
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	13.47%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	5.58%
AssetEdge SVUL | Option1DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	1The greater of: the Specified Amount less Debt or a percentage of the Accumulation Value equal to that required by the Internal Revenue Code to maintain the Policy as a life insurance policy less Debt. The Death Benefit Proceeds are reduced by any Partial Surrenders after the date of death of the second Insured.May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the Sub-Accounts or the interest credited to the Fixed Account and Indexed Account.
AssetEdge SVUL | Option2DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	2The greater of:a)the sum of the Specified Amount plus the Accumulation Value as of the date of the second Insured’s death, less any Partial Surrenders and Debt after the date of death; orb)the Account Value multiplied by the corridor factor less any Partial Surrenders or Debt after the date of death of the second Insured.May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the Sub-Accounts or the interest credited to the Fixed Account and Indexed Account.
AssetEdge SVUL | Option3DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	3Sum of the Specified Amount plus the accumulated Premiums, up to the Death Benefit Option 3 limit as shown on the Policy Specifications less any Partial Surrenders and Debt after the date of death.Will generally increase, depending on the amount of Premium paid.
AssetEdge SVUL | PolicyLoansMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Policy Loan Interest
Optional Benefit Charge, When Deducted [Text Block]	Annually
Name of Benefit [Text Block]	Policy Loans
Purpose of Benefit [Text Block]	Borrow against the Surrender Value of your Policy.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge.•Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account.
Name of Benefit [Text Block]	Policy Loans
Operation of Benefit [Text Block]	Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. There may be adverse tax consequences if your Policy lapses with an outstanding loan balance. Please see “POLICY LOANS” section for additional information.
AssetEdge SVUL | LincolnSurvivorshipLifAssureAcceleratedBenefitsRiderMember
Prospectus:
Name of Benefit [Text Block]	Lincoln Survivorship LifeAssure® Accelerated Benefits Rider
Purpose of Benefit [Text Block]	Advances up to 100% of the Original Benefit upon the occurrence of a chronic or terminal illness.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Can only be exercised after the death of one Insured.•Availability subject to underwriting criteria (including age and state of health) at time of Policy purchase only.•The chronic or terminal illness must meet conditions of the Rider to qualify for payments.•Benefit payments received will be less than the amount accelerated because each payment is subject to a discount factor for early payment.
Name of Benefit [Text Block]	Lincoln Survivorship LifeAssure® Accelerated Benefits Rider
AssetEdge SVUL | AcceleratedDeathBenefitRiderforTerminalIllnessMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Accelerated Death Benefit Rider for Terminal Illness
Optional Benefit Charge, When Deducted [Text Block]	Upon the lump sum benefit payment
Optional Benefit Expense, Current [Dollars]	$ 250
Name of Benefit [Text Block]	Accelerated Death Benefit Rider for Terminal Illness
Purpose of Benefit [Text Block]	Advances up to the Eligible Specified Amount upon the occurrence of a terminal illness.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Will only be paid once and will be paid as a lump sum.•Can only be exercised after the death of one Insured.•Availability subject to underwriting criteria (including age and state of health) at time of Policy purchase.•The Eligible Insured must meet the conditions of the Rider to qualify for payments under terminal illness.•Benefit payment received will be less than the amount accelerated because payment is subject to a discount factor for early payment.•Advances up to a maximum gross amount of $250,000 upon the occurrence of a terminal illness.
Name of Benefit [Text Block]	Accelerated Death Benefit Rider for Terminal Illness
Operation of Benefit [Text Block]	Accelerated Death Benefit Rider for Terminal Illness. This Rider is available if both Insureds are living and meet our underwriting criteria (including the Eligible Insured’s age, gender, and state of the Eligible Insured’s health at the time of application). Each Eligible Insured must apply for this Rider at the time you apply for your Policy. While there is no charge for this Rider, there is an Administrative Fee charged at the time of acceleration. This Rider provides for the acceleration of a portion of the Policy’s Death Benefit, subject to the maximum Terminal Illness benefit shown on your Policy Specifications, upon occurrence of a Qualifying Event provided all terms of this Rider have been met including the death of one Insured. Note: The amount accelerated will be subject to a discount factor for early payment of benefits. The benefit payments received will be less than the amount accelerated. The benefit payment is payable immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this Rider. This Rider’s benefits will be paid to the Owner or Owner’s estate while the Eligible Insured is living, unless the benefit has been otherwise assigned or designated the Owner. This Rider’s benefits will only be paid by check, electronic funds transfer or other method made available by us. Any benefit requested during the Policy’s contestable period is subject to the “Incontestability” provision of the Policy. Concurrent with your election to accelerate the death benefit, you and any irrevocable Beneficiary will be given a statement demonstrating the effect of the acceleration of death benefits on the Accumulation Value, Specified Amount, Premium, Surrender Value, Cost of Insurance Charges, and loans. You will be given an additional statement with any benefit payment demonstrating the effect of the acceleration of death benefits on the above noted values. Benefit Payment Option The maximum Terminal Illness benefit payment will be the lesser of the following: 1. 50% of the Remaining Benefit Amount; or 2. $250,000 Note: This benefit will only be paid once and will be paid as a lump sum. If you request less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Policy’s Specified Amount. The amount accelerated shall be at least equal to the percentage of Eligible Specified Amount (the maximum amount you are eligible to accelerate) multiplied by the difference between the Policy’s current Accumulation Value less any applicable Surrender Charge shown in the Table of Surrender Charges in the Policy Specifications and any Debt. Conditions for Eligibility for Benefit Payment: You are eligible to receive an accelerated death benefit payment if the Policy and this Rider are in force when all of the following requirements are met: 1. You or someone on your behalf must provide us with proof of death of the first Insured; 2. Our receipt and approval of the following documentation provided by you: a.Written Certification of the Eligible Insured’s Terminal Illness. b.A written consent to make such payment from any assignee of record named under the Policy or any irrevocable Beneficiary named under the Policy. 3. We complete, at our discretion and expense, a personal interview with, and an assessment of, the Eligible Insured, including examination by a Physician of our choice; ; and our receipt of copies of any relevant medical records from any health care provider involved in the Eligible Insured’s care. If there is a difference in opinion between the Eligible Insured’s Physician and our Physician, we will require that a third opinion be obtained from a Physician acceptable to us and you. This opinion will be at our expense and will be mutually binding; and 4. The Eligible Insured is living at the time all of the above requirements are met. Payment of the accelerated death benefit is due immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Actuarial Discount Factors: A Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. Actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of: 1. the current yield on 90 day treasury bills available on the date the benefit payment is determined; or 2. the current Maximum Statutory Adjustable Policy Loan Interest Rate in effect on the date the benefit payment is determined. Reduction in Benefit Payment Due to Debt: The Terminal Illness benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy. (Debt may also be referred to as Debt in the Policy.) The portion to be repaid will be determined by the product of the following: [A / B] * C where: A.is Debt; B.is the current Specified Amount immediately prior to a benefit payment; and C.is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor. If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Debt. Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a Reduction Ratio. The values that will be reduced are the following: 1. Specified Amount; 2. Accumulation Value: a. The Reduction Ratio will be applied to the Accumulation Value in the following order: i. The Fixed Account Value and/or Sub-Account will be reduced in the same proportion as the balances are invested in such account; ii. If insufficient value exists in the Fixed Account and Sub-Accounts to cover the reduction in Accumulation Value, the Holding Account Value, if any, will be reduced; iii. If insufficient value exists in the Holding Account to cover the reduction in Accumulation Value, the most recently opened Segment, if any, will be reduced and will continue in successive over on a last in - first out basis. If multiple Segments were opened on the same Allocation Date, a prorated portion will be taken from each Segment. Debt will be reduced as noted in the “Reduction in Benefit Payment” provision. Any reduction in policy values and rider values will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The payment of the Terminal Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where: A. is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, and B. is the current Specified Amount immediately prior to the benefit payment. Effect of the request of a terminal illness accelerated death benefit payment: If a Death Benefit Option other than Death Benefit Option 1 is in effect, the Death Benefit Option will be changed to Death Benefit Option 1 prior to the benefit payment. No further Death Benefit Option changes will be permitted. If the death of the Eligible Insured occurs after Owner requests to receive accelerated death benefits but before any such benefits are received, the request shall be cancelled and the Death Benefit Proceeds will be paid pursuant to the Policy and this Rider’s “Termination” provision. Effect on Policy and Riders after request of a terminal illness accelerated death benefit payment: The benefit payment under this Rider will reduce certain policy and rider values by multiplying such values by a Reduction Ratio. Please refer to “Impact of Benefit Payments on Policy and Rider Values” and “Reduction Ratio” sections of the Policy Specifications for further information. Reductions in the Specified Amount may reduce the Policy’s Specified Amount below the Minimum Specified Amount shown in the Policy Specifications. The accelerated death benefit payment will reduce the No-Lapse Premium required to satisfy the terms of the No- Lapse Provision (if available). Change in Death Benefit Option and Restrictions on Policy Changes: If a Death Benefit Option other than Death Benefit Option I is in effect, the Death Benefit Option will be changed to Death Benefit Option I prior to the benefit payment. No further Death Benefit Option changes are permitted. Once acceleration under this Rider occurs, and while this Rider is in force, you cannot change the Specified Amount and you cannot change the Eligible Insured’s Premium Class. Payment of Premiums: You must continue to pay any Premiums necessary to keep the Policy in force as described in the Policy or in any applicable riders attached to the Policy. Partial Surrenders (“Withdrawals”): You cannot take a Partial Surrender in the same Policy Month that you receive the accelerated death benefit payment Loans: Upon acceleration of the death benefit, if there is an existing Participating Loan on your Policy, the loan will be converted to a Fixed Loan as described in the Policy. Any limitations on the timing of converting the loan option will not apply. The Loan Account, if any, will be reduced as noted in the “Reduction in Benefit Payment Due to Debt” section noted above. You cannot take a loan in the same Policy Month that you receive the accelerated death benefit payment. Any loan taken after you have received the accelerated death benefit payment under this Rider, and while this Rider is in force, will be a Fixed Loan. This Rider is available if both insureds are living at the time of application. However, it cannot be exercised until the death of one Insured and meeting our underwriting criteria (including the Eligible Insured’s age, gender, and state of the Eligible Insured’s health at the time of application.) We will send you a report showing the change in current values under your Policy with the accelerated death benefit payment you receive. Termination: The Rider and all rights provided under it will terminate upon the earliest of the following: a. The Policy terminates or is surrendered for its Surrender Value; b. The date we receive your request to terminate this Rider; c. The death of the Eligible Insured which will cause the Death Benefit Proceeds to become payable under the Policy. Termination of this Rider shall not prevent the payment of the accelerated death benefit for any Qualifying Event that occurred while this Rider was in force except where amounts have been paid or are payable as Death Benefit Proceeds. Reinstatement: If you have not yet received the accelerated death benefit under this Rider, and the Policy is terminated and reinstated, you may reinstate this Rider as part of your Policy. Such reinstatement will be subject to satisfactory Evidence of Insurability and all other terms and conditions of the Policy. If any accelerated death benefits have been received under this Rider, this Rider may not be reinstated. Exclusions: This Rider does not provide an accelerated death benefit for Terminal Illness resulting from intentionally self-inflicted injury or attempted suicide, while sane or insane.
AssetEdge SVUL | SupplementalSurvivorshipTermInsuranceRiderEstateProtectionRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Supplemental Survivorship Term Insurance Rider (Estate Protection Rider)
Optional Benefit Charge, When Deducted [Text Block]	Monthly (in Policy Years 1 – 4 only)
Optional Benefit Charge, Representative [Text Block]	Maximum charge for Representative Insureds (male and female, both age 55, standard non-tobacco, in year one): $0.001040 per $1,000
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	83.33333%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Optional Benefit Expense, Footnotes [Text Block]	Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 5,000% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.
Name of Benefit [Text Block]	Supplemental Survivorship Term Insurance Rider (Estate Protection Rider)
Purpose of Benefit [Text Block]	Provides term insurance coverage in the amount you select (the “Term Insurance Benefit Amount”) which ends on the fourth anniversary of the Effective Date of the rider.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.
Name of Benefit [Text Block]	Supplemental Survivorship Term Insurance Rider (Estate Protection Rider)
Operation of Benefit [Text Block]	Supplemental Survivorship Term Insurance Rider (Estate Protection Rider). If desired, you must select this Rider when you initially apply for insurance. The Rider provides term insurance coverage in the amount you select (the “Term Insurance Benefit Amount”) which ends on the fourth anniversary of the Effective Date of the rider. Upon death of the second Insured, we will pay the Term Insurance Benefit Amount in addition to the Death Benefit Proceeds. There is a monthly Cost of Insurance Charge for this coverage during Policy Years 1-4. This Rider uses the same cost of insurance rates as the base Policy and is a charge per $1,000 of death benefit as provided by this Rider. This Rider terminates on the earliest of: 1)the date you request termination of the Rider; 2)when your Policy lapses; 3)when your Policy is fully surrendered; 4)on the fourth anniversary of the Effective Date of the Rider; or 5)the Second Death. If your Policy is reinstated, this Rider will likewise be reinstated. However, sufficient Premium must be paid to cover the Monthly Deduction including monthly rider costs.
AssetEdge SVUL | EnhancedOverloanProtectionEndorsementMember
Prospectus:
Name of Benefit [Text Block]	Enhanced Overloan Protection Endorsement
Purpose of Benefit [Text Block]	Provides that your Policy will not lapse solely based on Debt exceeding the Surrender Value
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Automatically issued at Policy purchase if Guideline Premium Test is chosen. Not available if Cash Value Accumulation Test is chosen.•The Policy cannot be a Modified Endowment Contract.•Death Benefit Option 1 must be in effect when exercised. •Once you exercise the benefit, the following changes will be made to your Policy:•We will no longer allow Premium Payments, Policy Loans, Partial Surrenders, or changes to the Specified Amount.•No loan repayments will be accepted. •All other riders will be terminated.•No additional Monthly Deductions will be taken.•The Separate Account Value will be transferred to the Loan Account.•The Policy will become paid-up insurance (i.e. no further payment will be accepted).
Name of Benefit [Text Block]	Enhanced Overloan Protection Endorsement
Operation of Benefit [Text Block]	Enhanced Overloan Protection Endorsement. If this Endorsement is issued with your Policy, you meet the requirements as described in the Endorsement (see below) and the benefit is exercised, your Policy will not lapse due to insufficient value. It is limited, in that it does not provide any additional death benefit or any increase in Accumulation Value. Also, it does not provide any type of market performance guarantee. We will automatically issue this Endorsement with your Policy if the death benefit qualification test chosen is the Guideline Premium Test. This Endorsement is not available if you have chosen the Cash Value Accumulation Test as the basis for the Policy qualifying as life insurance under federal tax law and the benefit is not available to you if the Policy is a Modified Endowment Contract. In addition to the conditions mentioned above the following must be met at the time the benefit is exercised: •Policy Debt is larger than the Specified Amount; •The Policy has been in force for a minimum number of Policy Years (“Minimum Policy Years in force”) as shown in the Policy Specifications; •At least one of the Insureds identified in the Policy Specifications has attained the age shown as the “Minimum Attained Age” in the Policy Specifications; •A level Death Benefit must be in effect; •Debt must be equal to or greater than 100% of the Accumulation Value or Policy Value, if applicable; •The Accumulation Value or Policy Value, as applicable, must be greater than the Specified Amount. When the benefit is exercised, the following changes will be made to your Policy: 1. We will no longer allow Premium Payments, Partial Surrenders, Loans, Withdrawals or changes to the Specified Amount; 2. All other riders will be terminated; 3. The Separate Account Value (also referred to the “Variable Account Value” in the Endorsement), if any, will be transferred to the Loan Account. (This transfer will not be subject to any limitations that may otherwise be in effect and will not be assessed a charge. Also, no further transfers will be allowed, and Dollar Cost Averaging and Automatic Rebalancing will end); and 4. The death benefit will be determined as provided by the Policy but will be no less than the greater of the following amounts, less Debt: (i) net death benefit, less Debt, (Account Value multiplied by a percentage to maintain life insurance status); or (ii) a percentage of residual death benefit from the Specified Amount. Termination of Endorsement. The Endorsement and all rights under it will terminate upon the earliest of the following: 1. Upon surrender of the Policy; 2. Upon death of the second Insured; and 3. Upon lapse if not protected by the Enhanced Overloan Protection Endorsement. (Please refer to the conditions above.) If the Policy is reinstated, the Enhanced Overloan Protection Endorsement will automatically reinstate. You should consult with a qualified tax advisor before exercising this Endorsement, as there may be tax consequences. Also, we will provide you with notice the first time your Policy meets all the conditions and requirements noted above. We strongly recommend that you carefully monitor the performance of your Policy by annually reviewing a projection of the Policy’s benefits and values (an “illustration”) in order to improve your opportunity of meeting the requirements and conditions of the Endorsement.
AssetEdge SVUL | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	An investment strategy that divides up the total amount to be invested in one or more Sub-Accounts over a specified period of time. This averages the purchase cost of the assets over time and helps to reduce the potential impact of market volatility.
Optional Benefit [Flag]	true
Benefits Description [Table Text Block]	•Available at Policy issue or any time after Policy issue by contacting our Administrative Office.•You may select a quarterly, semi-annual or annual basis. •Transfers from the Fixed Account can only be elected at the time your Policy is issued.•Systematically transfers amounts from the money market Sub-Account or on a limited basis from the Fixed Account. •Automatically terminates under certain conditions.
Name of Benefit [Text Block]	Dollar Cost Averaging
Operation of Benefit [Text Block]	Dollar Cost Averaging systematically transfers amounts from the money market Sub-Account or on a limited basis from the Fixed Account (transfers from the Indexed Account are not available). Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. Dollar Cost Averaging transfers from the Fixed Account can only be elected at the time your Policy is issued. Transfers from the money market Sub-Account may be elected at any time while your Policy is in force. Allocations may not be made to the same account from which amounts are to be transferred. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market. You may elect Dollar Cost Averaging at the time you apply for your Policy. In addition, you may elect Dollar Cost Averaging after your Policy has been issued by contacting our Administrative Office in writing at the address shown on the first page of this prospectus or by calling 1-800-487-1485. Dollar Cost Averaging terminates automatically: 1)if the value in the money market Sub-Account or on a limited basis from the Fixed Account (transfers from the Indexed Account are not available) is insufficient to complete the next transfer; 2)7 calendar days after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication; 3)after 12 or 24 months (as elected by you); or 4)if your Policy is surrendered or otherwise terminates. From time to time, we may offer special interest rate programs for Dollar Cost Averaging. Please consult your registered representative to determine the current availability and terms of these programs. We reserve the right to modify, suspend or terminate a Dollar Cost Averaging program. Any changes will not affect Owners currently participating in the Dollar Cost Averaging program.
AssetEdge SVUL | AutomaticRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Automatic Rebalancing
Purpose of Benefit [Text Block]	To periodically restore Sub-Account exposure to a pre-determined level selected by the policyholder to reduce potential risk of exposure to market volatility.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy issue or any time after Policy issue by contacting our Administrative Office. •You may select a quarterly, semi-annual or annual basis.•The Fixed Account and the Indexed Account are not subject to rebalancing.•May be elected, terminated, or the allocation may be changed at any time.
Name of Benefit [Text Block]	Automatic Rebalancing
Operation of Benefit [Text Block]	Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account and the Indexed Account are not subject to rebalancing. The pre-determined level is the allocation initially selected on the allocation form provided by us, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing. These transfers do not count against the free transfers available. Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund before electing to participate in Automatic Rebalancing. You may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated, or the allocation may be changed at any time, by contacting our Administrative Office.
AssetEdge SVUL | FixedLoanMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	4.00%
AssetEdge SVUL | ParticipatingLoanMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.50%
AssetEdge SVUL | LincolnLifeEnhanceAcceleratedBenefitsRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Lincoln Survivorship LifeAssure® Accelerated Benefits Rider
Optional Benefit Charge, When Deducted [Text Block]	Upon each annual lump sum benefit payment for chronic and terminal illness, and upon first monthly benefit payment for each benefit period
Optional Benefit Expense, Current [Dollars]	$ 250
AssetEdge SVUL | LincolnEnhancedAllocationRiderMember
Prospectus:
Name of Benefit [Text Block]	Lincoln Enhanced Allocation Rider
Purpose of Benefit [Text Block]	Provides an Enhanced Value Benefit if conditions are met.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase.•Benefit ceases to be available on the Policy when policyholder terminates, surrenders, dies, lapses or has no available money in the separate account.•The Lincoln Enhanced Allocation Rider charge will not be subtracted from the Policy’s Fixed Account and Indexed Account.
Name of Benefit [Text Block]	Lincoln Enhanced Allocation Rider
Operation of Benefit [Text Block]	Lincoln Enhanced Allocation Rider. You must apply for this Rider at the time you apply for your Policy. The Rider can provide a Lincoln Enhanced Allocation Rider Benefit Amount if the Lincoln Enhanced Allocation Rider Conditions are met. The Lincoln Enhanced Allocation Rider Benefit Amount uses the change in value of the S&P 500® Index to calculate a credit that will be applied to the Separate Account Value or Fixed Account Value, subject to the change in the value of the Index and certain factors as shown in your Policy Specifications. The current Index that is being used to calculate the Lincoln Enhanced Allocation Rider is the S&P 500® Index. If an Index is discontinued, or if an Index calculation changes substantially, we will select an alternative Index and you will be provided with a supplement to your prospectus in the event that such a change is made. The S&P 500® Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by The Lincoln National Life Insurance Company. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Lincoln National Life Insurance Company’s product is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index. The Rider’s benefits: Subject to the Lincoln Enhanced Allocation Rider Conditions described below, and following the Policy’s Right to Examine Period, beginning on the Initial Enhanced Allocation Option Start Date (the 15th day of the calendar month or the next business day, if this day coincides with a weekend, customary holiday, or a date in which the New York Stock Exchange is closed) and each Enhanced Allocation Option Start Date (the 15th of each subsequent calendar month following the Initial Enhanced Allocation Option Start Date) that this Rider is active, this Rider subtracts a portion of the Separate Account Value (the “Lincoln Enhanced Allocation Rider Charge”) and creates an Open Enhanced Allocation Option. The new Open Enhanced Allocation Option will credit a Lincoln Enhanced Allocation Rider Benefit Amount, if any, to the Accumulation Value on its Enhanced Allocation Option Maturity Date. If this Rider is inactive, a monthly Lincoln Enhanced Allocation Rider Charge will not be subtracted from the Separate Account Value and Enhanced Allocation Options will not be opened on subsequent Enhanced Allocation Option Start Dates. Each calendar month this Rider is in force, you can elect to have this Rider be active or inactive. We must receive your election no later than two business days prior to an Enhanced Allocation Option Start Date. If we receive your election to make this Rider active one business day prior to, or on an Enhanced Allocation Option Start Date the activation will be delayed until the next available Monthly Enhanced Allocation Option Date. If we receive your Election to make this Rider inactive one business day prior to, or on a Monthly Enhanced Allocation Option Date the deactivation will be delayed until the next available Monthly Enhanced Allocation Option Date. Each Enhanced Allocation Option has an Enhanced Allocation Option Duration which is the length of time it takes for an Enhanced Allocation Option to mature. The Enhanced Allocation Option Duration is shown in the Policy Specifications. Lincoln Enhanced Allocation Rider conditions: In order for an Enhanced Allocation Option to be created, the following conditions must be met on the Initial Enhanced Allocation Option Start Date and each Enhanced Allocation Option Start Date: a.The Policy must be in force; b.The Lincoln Enhanced Allocation Rider must be active; c.The Policy must have Separate Account Value; d.The Policy is not in a Grace Period; and e.The Insured is living (for a single life Policy) or at least one Insured is living (for a joint survivorship Policy). In order for you to receive a Lincoln Enhanced Allocation Rider Benefit Amount, the following conditions must be met on an Enhanced Allocation Option Maturity Date: a.The Policy must be in force; and b.The Insured is living (for a single life Policy) or at least one Insured is living (for a joint survivorship Policy). Any Lincoln Enhanced Allocation Rider Benefit Amount will be applied as explained in the ”Payment of Rider Benefit Amount” provision below. How we calculate the Lincoln Enhanced Allocation Rider Benefit Amount: One business day prior to the Initial Enhanced Allocation Option Start Date and one business day prior to each subsequent Enhanced Allocation Option Start Date that the Lincoln Enhanced Allocation Rider Conditions are met, a monthly Lincoln Enhanced Allocation Rider Charge will be subtracted from the Separate Account Value. The Lincoln Enhanced Allocation Rider Charge will be subtracted from any Sub-Account(s) in the same proportion as the balances invested in the total of such Sub-Account(s) as of the Enhanced Allocation Option Date. The Lincoln Enhanced Allocation Rider Charge is determined as follows: a.the monthly Lincoln Enhanced Allocation Rider Charge Rate shown in the Policy Specifications; b.multiplied by the Separate Account Value on the Enhanced Allocation Option Start Date. The Lincoln Enhanced Allocation Rider Charge will not be subtracted from the Policy’s Fixed Account or Index Account; it will only be subtracted from the Separate Account Value. Payment of Rider Benefit Amount: If your Policy has Separate Account Value on an Enhanced Allocation Option Maturity Date, any Lincoln Enhanced Allocation Rider Benefit Amount will be applied to the Sub-Account(s) in the same proportion as the balances invested in the total of such account(s) as of the Enhanced Allocation Option Maturity Date. If your Policy does not have Separate Account Value on an Enhanced Allocation Option Maturity Date and only has Fixed Account allocation instructions on an Enhanced Allocation Option Maturity Date, any Enhanced Allocation Rider Benefit Amount will be applied to the Fixed Account. . If your Policy does not have Separate Account Value on an Enhanced Allocation Option Maturity Date and only has Indexed Account Option(s) allocation instructions on an Enhanced Allocation Option Maturity Date, any Enhanced Allocation Rider Benefit Amount will be applied to the Holding Account until it is then applied to the appropriate Indexed Account Option(s). Impact on the Policy’s Grace Period: If the Policy is in a Grace Period and this Rider is active, Enhanced Allocation Options will not be created. However, if the Policy is in a Grace Period on an Enhanced Allocation Option Maturity Date, any Lincoln Enhanced Allocation Rider Benefit Amount will be applied to the Accumulation Value. Impact of Policy Surrender: If you request a Full Surrender of your Policy with any Enhanced Allocation Option(s) that have not reached their Enhanced Allocation Option Maturity Date(s), you will not receive any Lincoln Enhanced Allocation Rider Benefit Amount(s) for those Enhanced Allocation Option(s). Impact of Death: If the Insured’s death occurred with any Enhanced Allocation Option(s) that have not reached their Enhanced Allocation Option Maturity Date(s), you will not receive any Lincoln Enhanced Allocation Rider Benefit Amount(s) for those Enhanced Allocation Option(s).Reinstatement of this Rider: If the Policy terminates and is reinstated following Lapse, this Rider will be permanently inactive. Upon reinstatement, you will not receive any Lincoln Enhanced Allocation Rider Benefit Amount(s) for any Enhanced Allocation Options that reached their Enhanced Allocation Option Maturity Date(s) while the Policy was terminated. If this Rider is reinstated with any Enhanced Allocation Option(s) that have not reached their Enhanced Allocation Option Maturity Date(s) the crediting of any Lincoln Enhanced Allocation Rider Benefit Amount(s) will be applied to the Accumulation Value. When will this Rider terminate: This Rider and all rights under it will terminate upon the earliest of the following: a.The termination or lapse of the Policy; or b.The Policy Anniversary immediately prior to the younger Insured’s Attained Age 121.
AssetEdge SVUL | LincolnLifeAssureAcceleratedBenefitsRiderMember
Prospectus:
Operation of Benefit [Text Block]	Lincoln Survivorship LifeAssure® Accelerated Benefits Rider. The availability of this Rider is based upon the Eligible Insured meeting our underwriting criteria (including each Insured’s age, gender, and the state of each Insured’s health at the time of your application). Each Insured must apply for this Rider at the time you apply for your Policy. While there is no charge for this Rider, there is an Administrative Fee charged. It is deducted upon the first monthly benefit payment of the benefit period for chronic illness or from each annual lump sum benefit payment for chronic and terminal illness. This Rider provides for the acceleration of up to 100% of the Original Benefit Amount, which is the lesser of the Specified Amount or the Lifetime Maximum Limit as shown on your Policy Specifications, upon occurrence of a Qualifying Event provided all of the terms and conditions of this Rider have been met including the death of one Insured. Benefits will only be paid if the Eligible Insured experiences one of the Qualifying Events, described below: (1) the Eligible Insured is certified as Chronically Ill as defined in the Rider; or (2) the Eligible Insured is certified as Terminally Ill as defined in the Rider. Note: The amount accelerated will be subject to a discount factor for early payment of benefits. Benefit payments received will be less than the amount accelerated. There is no waiting period to receive a benefit under this Rider once all Conditions for Eligibility for Benefit Payments, described below, have been satisfied. The benefit payment is payable immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this Rider. This Rider’s benefits will be paid to the Owner or Owner’s estate while the Eligible Insured is living, unless the benefit has been otherwise assigned or designated by the Owner. This Rider’s benefits will only be paid by check or other method made available by us. Any benefit requested during the Policy’s contestable period is subject to the “Incontestability” provision of the Policy. Concurrent with your election to accelerate the death benefit, you and any irrevocable Beneficiary will be given a statement demonstrating the effect of the acceleration of death benefits on the Accumulation Value, Specified Amount, Premium, Surrender Value, Cost of Insurance Charges, and loans. You will be given an additional statement with each benefit payment demonstrating the effect of the acceleration of death benefits on the above noted values. Benefit Payment Options A.For a Chronic Illness Qualifying Event The Eligible Insured has been certified with the preceding 12 months by a Licensed Health Care Practitioner in a Written Certification as either: 1.Being unable to perform (without substantial assistance from another individual) at least two Activities of Daily Living for a period of at least 90 days due to a loss of functional capacity (bathing, continence, dressing, eating, toileting or transferring); or 2.Requiring substantial supervision from another individual to protect the Eligible Insured from threats to heath and safety due to severe cognitive impairment. You may submit a request to receive Chronic Illness benefit payments as either (a) an annual lump sum benefit amount; or (b) monthly benefit amounts. You cannot receive payment of more than one Chronic Illness benefit per Benefit Period (a period of time equal to twelve consecutive months). We must receive and approve a written certification prior to the start of any Benefit Period in order for you to be eligible to receive a Chronic Illness benefit payment, provided all other Conditions for Eligibility for Benefit Payments are met. The amount accelerated will be greater than the Chronic Illness benefit payment and will be determined by dividing the requested benefit payment (subject to the minimum and maximum described below), by the applicable Chronic Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount, which is an amount equal to the Original Benefit Amount adjusted by subtracting the amount of all Chronic Illness benefits paid divided by the applicable Chronic Illness actuarial discount factor, and subtracting the Terminal Illness benefit paid divided by the Terminal Illness actuarial discount factor. There is a minimum Chronic Illness benefit that may be made. The minimum payment will be the least of: 1.$50,000; 2.5% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or 3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor. There is a maximum Chronic Illness benefit payment that may be made. The maximum payment will be the least of: 1.an amount equal to the annual equivalent of the Per Diem Limit (Per Diem Limit is established annually by the Internal Revenue Service); 2.25% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or 3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor. B.For a Terminal Illness Qualifying Event The Eligible Insured has been certified by a Physician, in a Written Certification, that the Eligible Insured has an illness or physical condition which has reduced the Eligible Insured’s life expectancy to 12 months or less. The maximum Terminal Illness benefit payment will be the lesser of the following: 1.50% of the Remaining Benefit Amount; or 2.$250,000 Note: This benefit will only be paid once and will be paid as a lump sum. If you request less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount. Conditions for Eligibility for Benefit Payments: You are eligible to receive an accelerated death benefit payment if the Policy and this Rider are in force when all of the following requirements are met: 1. You or someone on your behalf must provide us with proof of death of the first Insured. 2.Our receipt and approval of the following documentation provided by you: a.Certification of either: i.For Chronic Illness, Written Certification by a Licensed Health Care Practitioner, independent of us, that the Eligible Insured is a Chronically Ill individual; or ii.For Terminal Illness, Terminally Ill Certification by a Physician that the Eligible Insured is Terminally Ill. b.A written consent to make such payment from any assignee of record named under the Policy or any irrevocable Beneficiary named under the Policy. 3.We complete, at our discretion and expense, a personal interview with, and an assessment of, the Eligible Insured, including examination or tests by a Licensed Health Care Practitioner or Physician of our choice for the Chronic Illness Qualifying Event or for the Terminal Illness Qualifying Event; and our receipt of copies of any relevant medical records from any health care provider involved in the Eligible Insured’s care. A Licensed Health Care Practitioner is a Physician, as defined in Section 1861(r)(1) of the Social Security Act, a registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the Secretary of Treasury, or qualifications to our satisfaction. If there is a difference in opinion between the Eligible Insured's Licensed Health Care Practitioner/Physician and our Licensed Health Care Practitioner/Physician, we will require that a third opinion be obtained from a Licensed Health Care Practitioner/Physician acceptable to us and you. This opinion will be at our expense and will be mutually binding; and 4.The Eligible Insured is living at the time all of the above requirements are met. Payment of an accelerated death benefit is due immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Benefit Requests: Subject to meeting all Conditions for Eligibility for Benefit Payments, you may request to receive accelerated death benefits under multiple Qualifying Events as follows: 1.A Chronic Illness benefit and then at a later date request to receive the Terminal Illness benefit. In the same Policy Month, you may receive both a Chronic Illness benefit and the Terminal Illness benefit; or 2.The Terminal Illness benefit and then at a later date request to receive a Chronic Illness benefit. Actuarial Discount Factors: A Chronic Illness actuarial discount factor will be applied to each Chronic Illness amount accelerated and a Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. Actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of: 1.the current yield on 90 day treasury bills available on the date the benefit payment is determined; or 2.the current Maximum Statutory Adjustable Policy Loan Interest Rate in effect on the date the benefit payment is determined. Benefit Periods for Chronic Illness Benefit Payments: Any Chronic Illness benefit payment will be paid to you at the start of a Benefit Period, which is no later than the first Monthly Anniversary Day following the date we approved all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments. We will not automatically send documentation to you for written certification to begin a new Benefit Period. A new Benefit Period may be requested during a current Benefit Period. However, a new Benefit Period will begin no earlier than the end of the current Benefit Period. A new Benefit Period will begin provided the following requirements are met: 1.this Rider is in force; 2.you Request a Chronic Illness benefit payment after the current Benefit Period has ended; and 3.we receive and approve all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments. Reduction in Benefit Payment Due to Debt: Any Chronic Illness benefit or Terminal Illness benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy. (Debt may also be referred to as Debt in the Policy.) The portion to be repaid will be determined by the product of the following: [A / B] * C where: A.is Debt; B.is the current Specified Amount immediately prior to a benefit payment; and C.is either i. or ii. noted below depending on the Qualifying Event: i.the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor; ii.the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor; or iii. the Chronic Illness Monthly Benefit Amount divided by the applicable Chronic Illness actuarial discount factor. If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Debt. Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a Reduction Ratio. The values that will be reduced are the following: 1.Specified Amount; 2.Accumulation Value a. The Reduction Ratio will be applied to the Accumulation Value in the following order: i.The Fixed Account Value and/or Sub-Account will be reduced in the same proportion as the balances are invested in such account; ii.If insufficient value exists in the Fixed Account and Sub-Accounts to cover the reduction in Accumulation Value, the Holding Account Value, if any, will be reduced; iii.If insufficient value exists in the Holding Account to cover the reduction in Accumulation Value, the most recently opened Segment, if any, will be reduced and will continue in successive order on a last in – first out basis. If multiple Segments were opened on the same Allocation Date, a prorated portion will be taken from each Segment. Debt will be reduced as noted in the “Reduction in Benefit Payment” provision. Any reduction in policy values and rider values will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The proportion by which the above values will be reduced will be based on a Reduction Ratio, determined as follows: Chronic Illness Benefit Payments: Each Chronic Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where: A.is the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor, and B.is the current Specified Amount immediately prior to a benefit payment. Terminal Illness Benefit Payment: The payment of the Terminal Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where: A.is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, and B.is the current Specified Amount immediately prior to the benefit payment. Effect of the first request for an accelerated death benefit payment: If the death of the Eligible Insured occurs after the Owner requests to receive accelerated death benefits but before any such benefits are received, the request shall be cancelled and the Death Benefit Proceeds will be paid pursuant to the Policy. The activation of the Enhanced Overloan Protection Endorsement will be considered a request to terminate this Rider. Effect on Policy and Riders after the first accelerated death benefit payment: The Cost of Insurance Rate will be based on the initial Specified Amount for the Policy when paying the first accelerated death benefit payment during and after acceleration. Each accelerated death benefit payment will reduce the Specified Amount used to determine the Policy’s Cost of Insurance. As a result, the Cost of Insurance and any Premiums necessary to keep the Policy in force will change. Each accelerated death benefit payment will reduce the No-Lapse Premium required to satisfy the terms of the No-Lapse Provision (if available). Note: You must continue to pay any Premiums necessary to keep the Policy in force as described in the Policy or in any applicable riders attached to the Policy. We will send you a report showing the change in current values under your Policy with each accelerated death benefit payment you receive. Upon the first acceleration, if there is an existing Participating Loan on your Policy, the loan will be converted to a Fixed Loan as described in the Policy. The loan conversion limitation of once per twelve-month period will not apply. After you have received an accelerated death benefit payment under this Rider, and while this Rider is in force, any loan taken will be a Fixed Loan, if applicable. The Loan Account, if any, will be reduced as noted in the “Reduction in Benefit Payment” section noted above. If the death of the Eligible Insured occurs while benefits are being received under this Rider, we will pay the Death Benefit Proceeds, which may be less than the Remaining Benefit Amount, and the Death Benefit Proceeds will be reduced by any decrease in the Remaining Benefit Amount after the date of the Eligible Insured’s death. Termination: The Rider and all rights provided under it will terminate upon the earliest of the following: a.The Policy terminates or is surrendered for its Surrender Value; b.the date we receive your request to terminate this Rider; c.The Remaining Benefit Amount is reduced to zero; d.The Policy’s Specified Amount and the Remaining Benefit Amount are reduced to zero, which will cause the termination of both this Rider and the Policy; e.The death of the Eligible Insured which will cause the Death Benefit Proceeds to become payable under the Policy. Termination of this Rider shall not prevent the payment of accelerated death benefits for any Qualifying Event that occurred while this Rider was in force except where amounts have been paid or are payable as Death Benefit Proceeds. Reinstatement: If you have not yet received an accelerated death benefit under this Rider, and the Policy is terminated and reinstated, you may reinstate this Rider as part of your Policy. Such reinstatement will be subject to satisfactory Evidence of Insurability and all other terms and conditions of the Policy. If any accelerated death benefits have been received under this Rider, this Rider may not be reinstated. Exclusions: This Rider does not provide an accelerated death benefit for Chronic Illness or Terminal Illness resulting from intentionally self-inflicted injury or attempted suicide, while sane or insane.
AssetEdge SVUL | LoansMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	Interest on Fixed Loans accrues daily at an effective annual rate of 4% in years 1 - 10 and 3% thereafter. Interest on Participating Loans accrues daily at an effective annual rate of 5.50% in years 1 through Attained Age 121. See the section headed “Policy Loans” for a more detailed discussion.